UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Total Bond ETF
Semi-Annual Report
February 28, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® Corporate Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 20.3%

Semi-Annual Report	4

Fidelity® Investment Grade Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 14.8%

5	Semi-Annual Report

Fidelity® Investment Grade Securitized ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2022
* Short-Term Investment and Net Other Assets (Liabilities) are not included in the pie chart.
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Short-Term Investment and Net Other Assets (Liabilities) are not included in the pie chart.

Semi-Annual Report	6

Fidelity® Limited Term Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 21.0%

7	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury Notes	6.8
Bank of America Corp.	4.1
U.S. Treasury Bonds	3.7
Goldman Sachs Group, Inc.	3.6
JPMorgan Chase & Co.	3.6
21.8

Top Five Market Sectors as of February 28, 2022
% of fund's net assets
Financials	68.0
Utilities	4.9
Consumer Discretionary	3.6
Communication Services	3.4
Health Care	3.4
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 37.2%

Semi-Annual Report	8

Fidelity® Total Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 14.5%

9	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 91.9%
	Principal Amount	Value
COMMUNICATION SERVICES – 7.7%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.:
3.55% 9/15/55	$ 712,000	$ 645,631
3.65% 6/1/51 to 9/15/59	1,065,000	985,319
3.80% 12/1/57	1,009,000	946,646
4.30% 2/15/30	332,000	361,435
4.50% 5/15/35 to 3/9/48	819,000	884,166
4.90% 6/15/42	178,000	196,717
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	761,000	748,535
Verizon Communications, Inc.:
2.10% 3/22/28	218,000	210,550
2.55% 3/21/31	242,000	232,298
3.70% 3/22/61	925,000	881,666
4.40% 11/1/34	572,000	630,602
		6,723,565
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	235,000	225,821
3.575% 4/11/26 (a)	200,000	207,412
		433,233
Media – 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	943,000	908,185
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	342,294
3.85% 4/1/61	300,000	249,172
4.20% 3/15/28	478,000	498,457
5.375% 5/1/47	498,000	525,520
Comcast Corp.:
2.45% 8/15/52	402,000	323,909
2.937% 11/1/56 (a)	405,000	340,877
2.987% 11/1/63 (a)	405,000	337,200
Discovery Communications LLC 4.125% 5/15/29	495,000	512,639
Fox Corp.:
3.50% 4/8/30	358,000	365,356
4.709% 1/25/29	259,000	282,682
5.476% 1/25/39	78,000	90,939
5.576% 1/25/49	310,000	372,974
The Walt Disney Co.:
3.60% 1/13/51	416,000	420,918
3.80% 3/22/30	421,000	451,206
4.75% 11/15/46	204,000	239,924

	Principal Amount	Value

Time Warner Cable LLC:
4.50% 9/15/42	$ 313,000	$ 294,896
5.875% 11/15/40	474,000	530,379
7.30% 7/1/38	498,000	623,343
		7,710,870
Wireless Telecommunication Services – 1.7%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	99,442
T-Mobile USA, Inc.:
2.40% 3/15/29 (a)	242,000	230,359
2.70% 3/15/32 (a)	880,000	827,429
3.50% 4/15/25	484,000	497,562
3.75% 4/15/27	852,000	884,631
Vodafone Group PLC:
3.25% 6/4/81 (b)	250,000	231,887
4.375% 5/30/28	532,000	575,445
5.25% 5/30/48	744,000	852,822
		4,199,577
TOTAL COMMUNICATION SERVICES		19,067,245
CONSUMER DISCRETIONARY – 4.3%
Automobiles – 1.4%
Ford Motor Co. 3.25% 2/12/32	850,000	801,661
General Motors Co.:
5.40% 4/1/48	300,000	332,797
5.95% 4/1/49	506,000	604,640
General Motors Financial Co., Inc. 3.10% 1/12/32	650,000	620,373
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	450,000	423,563
4.75% 11/13/28 (a)	550,000	608,268
		3,391,302
Diversified Consumer Services – 0.2%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29	530,000	555,774
Hotels, Restaurants & Leisure – 0.3%
McDonald's Corp. 3.625% 9/1/49	502,000	492,894
Starbucks Corp. 4.45% 8/15/49	365,000	388,589
		881,483
Household Durables – 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23	269,000	273,668
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	179,696

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	$ 1,078,000	$ 1,123,548
Specialty Retail – 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	317,052
AutoNation, Inc.:
3.85% 3/1/32	1,100,000	1,111,397
4.75% 6/1/30	19,000	20,474
Genuine Parts Co. 2.75% 2/1/32	450,000	430,601
Lowe's Companies, Inc. 3.65% 4/5/29	821,000	860,242
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	448,687
Tapestry, Inc. 3.05% 3/15/32	864,000	821,997
The Home Depot, Inc. 3.90% 6/15/47	348,000	369,463
		4,379,913
TOTAL CONSUMER DISCRETIONARY		10,785,384
CONSUMER STAPLES – 6.7%
Beverages – 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.70% 2/1/36	198,000	220,668
4.90% 2/1/46	288,000	325,429
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	204,000	225,798
4.90% 2/1/46	822,000	919,423
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	653,000	682,212
4.50% 6/1/50	716,000	787,873
4.90% 1/23/31	465,000	533,129
Constellation Brands, Inc. 2.875% 5/1/30	283,000	276,099
Molson Coors Brewing Co.:
3.00% 7/15/26	381,000	387,473
5.00% 5/1/42	475,000	520,771
		4,878,875
Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	509,000	500,630
CVS Health Corp.:
4.78% 3/25/38	246,000	275,093
4.875% 7/20/35	134,000	154,209

	Principal Amount	Value

5.05% 3/25/48	$ 466,000	$ 544,132
5.125% 7/20/45	171,000	197,986
		1,672,050
Food Products – 1.4%
Conagra Brands, Inc. 4.60% 11/1/25	371,000	394,799
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (a)	1,000,000	940,010
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (a)	955,000	842,797
4.375% 2/2/52 (a)	405,000	362,151
5.50% 1/15/30 (a)	690,000	712,925
McCormick & Co., Inc. 1.85% 2/15/31	261,000	237,524
Smithfield Foods, Inc. 3.00% 10/15/30 (a)	135,000	127,967
		3,618,173
Tobacco – 2.6%
Altria Group, Inc.:
2.45% 2/4/32	840,000	749,946
4.25% 8/9/42	155,000	141,512
4.40% 2/14/26	188,000	199,655
4.80% 2/14/29	453,000	489,371
BAT Capital Corp.:
2.259% 3/25/28	754,000	703,835
2.726% 3/25/31	600,000	549,875
3.557% 8/15/27	1,006,000	1,012,468
3.984% 9/25/50	600,000	516,601
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	557,452
4.25% 7/21/25 (a)	250,000	260,869
Reynolds American, Inc. 4.45% 6/12/25	1,127,000	1,178,578
		6,360,162
TOTAL CONSUMER STAPLES		16,529,260
ENERGY – 10.7%
Energy Equipment & Services – 1.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	800,000	770,000
DCP Midstream Operating LP:
3.875% 3/15/23	530,000	535,963
5.125% 5/15/29	945,000	994,612
3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)	418,000	388,740
		2,689,315
See accompanying notes which are an integral part of the financial statements.
11	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 9.6%
Canadian Natural Resources Ltd.:
3.90% 2/1/25	$ 512,000	$ 531,453
4.95% 6/1/47	134,000	151,085
6.25% 3/15/38	350,000	428,336
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	91,967
3.75% 2/15/52	290,000	261,660
4.25% 4/15/27	1,638,000	1,732,160
5.40% 6/15/47	288,000	324,069
6.75% 11/15/39	71,000	88,968
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	405,000	437,352
ConocoPhillips 6.50% 2/1/39	331,000	460,097
ConocoPhillips Holding Co. 6.95% 4/15/29	394,000	503,441
Eastern Gas Transmission & Storage, Inc.:
3.00% 11/15/29 (a)	418,000	412,488
3.90% 11/15/49 (a)	356,000	347,974
Enbridge, Inc.:
4.25% 12/1/26	214,000	228,029
5.50% 12/1/46	124,000	152,191
5.75% 7/15/80 (b)	475,000	495,325
Energy Transfer LP:
4.00% 10/1/27	452,000	467,212
4.20% 9/15/23	608,000	625,219
4.25% 4/1/24	228,000	234,701
4.95% 6/15/28	678,000	729,179
5.00% 5/15/50	300,000	312,025
5.40% 10/1/47	316,000	338,151
5.80% 6/15/38	123,000	136,503
6.00% 6/15/48	257,000	288,351
Enterprise Products Operating LLC:
4.85% 3/15/44	204,000	222,422
4.90% 5/15/46	183,000	201,318
Equinor ASA 2.375% 5/22/30	502,000	488,926
Hess Corp.:
4.30% 4/1/27	194,000	205,097
5.60% 2/15/41	410,000	470,317
6.00% 1/15/40	725,000	856,420
Magellan Midstream Partners LP 3.25% 6/1/30	473,000	470,400
Marathon Petroleum Corp. 4.75% 9/15/44	465,000	489,189
MPLX LP:
1.75% 3/1/26	661,000	633,498

	Principal Amount	Value

2.65% 8/15/30	$ 1,032,000	$ 972,539
4.875% 12/1/24	130,000	137,753
Occidental Petroleum Corp.:
2.90% 8/15/24	86,000	86,108
3.20% 8/15/26	12,000	11,996
3.45% 7/15/24	481,000	485,810
3.50% 8/15/29	587,000	584,065
4.30% 8/15/39	5,000	4,725
4.40% 8/15/49	475,000	451,150
Ovintiv Exploration, Inc. 5.625% 7/1/24	356,000	380,627
Ovintiv, Inc.:
7.20% 11/1/31	270,000	334,938
8.125% 9/15/30	148,000	189,907
Petroleos Mexicanos:
5.35% 2/12/28	394,000	378,476
6.49% 1/23/27	85,000	87,253
6.50% 3/13/27	280,000	287,420
Phillips 66 1.30% 2/15/26	422,000	401,578
Plains All American Pipeline LP / PAA Finance Corp.:
3.85% 10/15/23	410,000	418,632
4.65% 10/15/25	416,000	440,462
Qatar Petroleum 2.25% 7/12/31 (a)	1,090,000	1,027,325
Spectra Energy Partners LP 3.375% 10/15/26	178,000	183,082
Suncor Energy, Inc.:
6.50% 6/15/38	255,000	322,847
6.85% 6/1/39	166,000	219,696
The Williams Companies, Inc.:
3.50% 11/15/30	272,000	276,504
5.75% 6/24/44	520,000	610,266
TransCanada PipeLines Ltd. 4.875% 5/15/48	356,000	404,719
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	26,192
Western Midstream Operating LP 4.55% 2/1/30	1,174,000	1,207,529
		23,747,122
TOTAL ENERGY		26,436,437
FINANCIALS – 29.4%
Banks – 13.3%
Banco Santander SA 2.749% 12/3/30	1,200,000	1,093,572
Bank of America Corp.:
2.676% 6/19/41 (b)	1,799,000	1,579,677

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.190% 2.884% 10/22/30 (b)(c)	$ 487,000	$ 477,588
3 month U.S. LIBOR + 1.180% 3.194% 7/23/30 (b)(c)	495,000	494,826
3 month U.S. LIBOR + 0.097% 3.458% 3/15/25 (b)(c)	337,000	343,467
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	362,000	374,971
4.20% 8/26/24	269,000	280,082
4.25% 10/22/26	518,000	546,929
4.45% 3/3/26	310,000	330,313
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	620,096
Bank of Nova Scotia 4.50% 12/16/25	466,000	496,558
Barclays PLC:
1.007% 12/10/24 (b)	333,000	324,549
2.645% 6/24/31 (b)	550,000	518,851
2.894% 11/24/32 (b)	1,400,000	1,326,538
4.836% 5/9/28	415,000	438,309
3 month U.S. LIBOR + 3.054% 5.088% 6/20/30 (b)(c)	200,000	213,339
BPCE SA:
2.277% 1/20/32 (a)(b)	650,000	590,040
4.875% 4/1/26 (a)	500,000	529,177
Citigroup, Inc.:
2.572% 6/3/31 (b)	296,000	282,633
2.666% 1/29/31 (b)	507,000	488,810
4.30% 11/20/26	381,000	405,184
4.40% 6/10/25	1,665,000	1,746,856
Cooperatieve Rabobank UA 3.75% 7/21/26	700,000	721,747
Danske Bank A/S 1.171% 12/8/23 (a)(b)	500,000	496,395
Fifth Third Bancorp 8.25% 3/1/38	395,000	594,407
HSBC Holdings PLC:
1.589% 5/24/27 (b)	790,000	744,828
2.357% 8/18/31 (b)	1,050,000	964,368
2.848% 6/4/31 (b)	400,000	382,687
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	300,000	310,860
Huntington Bancshares, Inc. 2.487% 8/15/36 (a)(b)	388,000	355,153
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	210,814
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	1,006,000	962,334
2.956% 5/13/31 (b)	467,000	454,115

	Principal Amount	Value

4.125% 12/15/26	$ 306,000	$ 325,498
4.95% 6/1/45	204,000	244,392
Lloyds Banking Group PLC:
1.627% 5/11/27 (b)	1,000,000	948,626
3 month U.S. LIBOR + 1.249% 2.858% 3/17/23 (b)(c)	700,000	700,400
Natwest Group PLC 2.359% 5/22/24 (b)	215,000	215,505
Royal Bank of Scotland Group PLC 6.00% 12/19/23	2,128,000	2,257,263
Santander Holdings USA, Inc. 3.50% 6/7/24	830,000	846,060
Societe Generale:
1.488% 12/14/26 (a)(b)	325,000	303,788
3.00% 1/22/30 (a)	625,000	599,745
3.625% 3/1/41 (a)	1,000,000	886,632
Standard Chartered PLC 3 month U.S. LIBOR + 1.560% 3.785% 5/21/25 (a)(b)(c)	500,000	511,627
SVB Financial Group 3.125% 6/5/30	197,000	198,038
Synovus Financial Corp. 3.125% 11/1/22	417,000	419,542
Truist Bank 2.25% 3/11/30	500,000	473,470
UniCredit SpA 1.982% 6/3/27 (a)(b)	875,000	816,139
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.750% 2.164% 2/11/26 (b)(c)	676,000	667,771
4.478% 4/4/31 (b)	1,352,000	1,475,755
4.65% 11/4/44	384,000	421,755
Zions Bancorp N.A. 3.25% 10/29/29	900,000	903,337
		32,915,416
Capital Markets – 4.4%
Ares Capital Corp.:
2.15% 7/15/26	495,000	466,988
4.25% 3/1/25	378,000	386,775
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	351,000	349,255
3.091% 5/14/32 (a)(b)	725,000	687,463
3 month U.S. LIBOR + 1.410% 3.869% 1/12/29 (a)(b)(c)	250,000	253,180
4.194% 4/1/31 (a)(b)	700,000	726,984
4.55% 4/17/26	250,000	263,998
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.990% 2.905% 7/24/23 (b)(c)	381,000	382,974
3.50% 11/16/26	498,000	509,901
3.75% 5/22/25 to 2/25/26	396,000	411,222
See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
3 month U.S. LIBOR + 1.301% 4.223% 5/1/29 (b)(c)	$ 496,000	$ 525,795
Morgan Stanley:
1.794% 2/13/32 (b)	614,000	548,060
2.239% 7/21/32 Series MTN (b)	460,000	423,501
2.699% 1/22/31 (b)	816,000	789,527
3.625% 1/20/27	554,000	577,135
4.35% 9/8/26	535,000	568,131
3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (b)(c)	520,000	560,980
5.00% 11/24/25	707,000	764,116
UBS Group AG:
1.008% 7/30/24 (a)(b)	432,000	425,838
3 month U.S. LIBOR + 1.467% 3.126% 8/13/30 (a)(b)(c)	500,000	494,174
4.375% (a)(b)(d)	265,000	239,494
4.875% (a)(b)(d)	570,000	551,133
		10,906,624
Consumer Finance – 2.4%
Ally Financial, Inc.:
2.20% 11/2/28	304,000	284,204
3.875% 5/21/24	443,000	455,921
5.75% 11/20/25	141,000	150,116
5.80% 5/1/25	829,000	897,113
Capital One Financial Corp.:
2.359% 7/29/32 (b)	1,182,000	1,054,944
3.20% 2/5/25	670,000	683,943
Citizens Financial Group, Inc. 2.638% 9/30/32	397,000	368,168
Discover Financial Services 4.50% 1/30/26	128,000	136,221
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	605,775
3.625% 6/17/31	200,000	192,322
4.063% 11/1/24	350,000	355,162
Santander Holdings USA, Inc. 2.49% 1/6/28 (b)	205,000	199,131
Synchrony Financial 4.375% 3/19/24	424,000	438,432
		5,821,452
Diversified Financial Services – 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	339,675
2.45% 10/29/26	150,000	144,717
3.00% 10/29/28	151,000	145,438
3.30% 1/30/32	161,000	152,849
3.40% 10/29/33	333,000	314,448

	Principal Amount	Value

3.85% 10/29/41	$ 540,000	$ 500,431
AIB Group PLC:
3 month U.S. LIBOR + 1.874% 4.263% 4/10/25 (a)(b)(c)	250,000	256,458
4.75% 10/12/23 (a)	625,000	647,278
Air Lease Corp. 2.875% 1/15/32	980,000	916,910
Ares Capital Corp.:
3.875% 1/15/26	352,000	356,873
4.20% 6/10/24	816,000	842,888
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (a)	699,000	654,550
4.25% 4/15/26 (a)	175,000	179,844
5.50% 1/15/26 (a)	152,000	161,822
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	338,000	318,726
BNP Paribas SA:
1.323% 1/13/27 (a)(b)	500,000	470,043
1.904% 9/30/28 (a)(b)	750,000	699,847
2.824% 1/26/41 (a)	700,000	603,082
4.625% 3/13/27 (a)	475,000	500,685
Credit Agricole SA 2.811% 1/11/41 (a)	488,000	419,503
Deutsche Bank AG:
2.129% 11/24/26 (b)	1,131,000	1,088,919
3.035% 5/28/32 (b)	566,000	531,822
4.50% 4/1/25	320,000	328,965
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	144,890
		10,720,663
Insurance – 5.0%
American International Group, Inc.:
3.40% 6/30/30	522,000	536,696
4.50% 7/16/44	584,000	647,925
3 month U.S. LIBOR + 2.868% 5.75% 4/1/48 (b)	398,000	408,945
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	660,000	634,443
Assurant, Inc. 2.65% 1/15/32	740,000	682,387
Athene Global Funding:
1.45% 1/8/26 (a)	610,000	582,547
1.985% 8/19/28 (a)	890,000	821,486
2.50% 3/24/28 (a)	340,000	328,074
Athene Holding Ltd. 3.45% 5/15/52	250,000	218,883
Empower Finance 2020 LP 1.776% 3/17/31 (a)	353,000	321,107
Equitable Holdings, Inc.:
4.35% 4/20/28	667,000	714,010
5.00% 4/20/48	426,000	473,313

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	$ 495,000	$ 526,627
Five Corners Funding Trust II 2.85% 5/15/30 (a)	880,000	866,184
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	1,000,000	959,511
4.00% 11/23/51 (a)	485,000	435,619
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	473,000	445,697
Pacific LifeCorp. 5.125% 1/30/43 (a)	309,000	360,664
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	81,965
Prudential Financial, Inc. 3.00% 3/10/40	287,000	270,979
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	460,000	449,315
Unum Group 4.125% 6/15/51	740,000	671,172
Voya Financial, Inc.:
3.65% 6/15/26	262,000	275,878
3 month U.S. LIBOR + 2.084% 4.70% 1/23/48 (b)(c)	423,000	408,736
4.80% 6/15/46	204,000	233,240
5.70% 7/15/43	56,000	69,649
		12,425,052
TOTAL FINANCIALS		72,789,207
HEALTH CARE – 7.2%
Biotechnology – 0.4%
Amgen, Inc. 3.375% 2/21/50	672,000	616,072
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	438,000	391,219
		1,007,291
Health Care Equipment & Supplies – 0.1%
Abbott Laboratories 4.75% 11/30/36	285,000	337,500
Health Care Providers & Services – 2.7%
Centene Corp.:
2.625% 8/1/31	1,300,000	1,198,678
3.00% 10/15/30	544,000	518,539
4.25% 12/15/27	160,000	163,784
4.625% 12/15/29	260,000	267,800
Cigna Corp.:
3.40% 3/15/50	427,000	390,603
4.80% 8/15/38	216,000	240,631

	Principal Amount	Value

4.90% 12/15/48	$ 40,000	$ 45,437
HCA, Inc.:
5.125% 6/15/39	436,000	485,898
5.25% 6/15/49	382,000	434,534
Sabra Health Care LP 3.20% 12/1/31	365,000	339,463
UnitedHealth Group, Inc.:
3.75% 10/15/47	512,000	528,339
4.75% 7/15/45	456,000	540,394
Universal Health Services, Inc. 2.65% 10/15/30 to 1/15/32 (a)	1,693,000	1,589,798
		6,743,898
Pharmaceuticals – 4.0%
AbbVie, Inc.:
2.95% 11/21/26	631,000	642,419
4.25% 11/21/49	834,000	886,819
4.55% 3/15/35	461,000	507,756
AstraZeneca PLC 6.45% 9/15/37	546,000	741,014
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,077,000	1,131,055
4.375% 12/15/28 (a)	550,000	586,408
4.875% 6/25/48 (a)	574,000	628,578
Bristol-Myers Squibb Co.:
4.125% 6/15/39	122,000	133,715
4.25% 10/26/49	550,000	615,059
Elanco Animal Health, Inc.:
5.772% 8/28/23	608,000	626,240
6.40% 8/28/28	452,000	488,296
Mylan, Inc. 4.55% 4/15/28	710,000	756,738
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,217,000	1,256,640
Viatris, Inc.:
2.70% 6/22/30	455,000	424,740
4.00% 6/22/50	450,000	399,048
		9,824,525
TOTAL HEALTH CARE		17,913,214
INDUSTRIALS – 5.6%
Aerospace & Defense – 1.7%
BAE Systems PLC 1.90% 2/15/31 (a)	525,000	474,303
Northrop Grumman Corp. 4.03% 10/15/47	532,000	561,053
The Boeing Co.:
5.04% 5/1/27	1,828,000	1,985,844
5.15% 5/1/30	1,078,000	1,190,698
		4,211,898
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Air Freight & Logistics – 0.2%
FedEx Corp. 4.05% 2/15/48	$ 478,000	$ 487,727
Airlines – 0.9%
American Airlines Pass Through Trust:
3.70% 4/15/27	506,565	482,716
3.75% 4/15/27	158,384	150,807
3.85% 8/15/29	190,463	176,812
British Airways 2021-1 Class A Pass Through Trust 2.90% 9/15/36 (a)	195,981	191,775
Southwest Airlines Co.:
5.125% 6/15/27	502,000	556,517
5.25% 5/4/25	396,000	428,162
United Airlines Pass Through Trust:
3.50% 11/1/29	189,678	181,153
4.60% 9/1/27	98,296	99,045
		2,266,987
Building Products – 0.8%
Carrier Global Corp. 2.70% 2/15/31	1,986,000	1,920,726
Electrical Equipment – 0.5%
Vontier Corp. 2.95% 4/1/31	1,312,000	1,189,092
Industrial Conglomerates – 0.1%
Roper Technologies, Inc. 2.95% 9/15/29	389,000	384,236
Machinery – 0.4%
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	438,000	442,142
3.45% 11/15/26	576,000	582,989
		1,025,131
Road & Rail – 0.8%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	457,000	536,664
Canadian Pacific Railway Co. 3.10% 12/2/51	487,000	441,515
CSX Corp. 4.75% 11/15/48	402,000	468,753
Union Pacific Corp. 3.75% 2/5/70	470,000	468,149
		1,915,081
Trading Companies & Distributors – 0.2%
Air Lease Corp. 3.25% 3/1/25	411,000	413,428
TOTAL INDUSTRIALS		13,814,306

	Principal Amount	Value
INFORMATION TECHNOLOGY – 4.6%
IT Services – 0.4%
Fiserv, Inc. 3.50% 7/1/29	$ 472,000	$478,258
International Business Machines Corp. 4.25% 5/15/49	390,000	427,393
		905,651
Semiconductors & Semiconductor Equipment – 1.7%
Applied Materials, Inc. 4.35% 4/1/47	262,000	301,353
Broadcom, Inc.:
1.95% 2/15/28 (a)	302,000	284,715
2.45% 2/15/31 (a)	525,000	484,980
2.60% 2/15/33 (a)	542,000	494,637
3.50% 2/15/41 (a)	483,000	445,350
CDW LLC / CDW Finance Corp. 2.67% 12/1/26	474,000	463,454
Micron Technology, Inc.:
2.703% 4/15/32	475,000	444,234
4.185% 2/15/27	801,000	845,848
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	497,000	499,854
		4,264,425
Software – 1.2%
Oracle Corp.:
2.30% 3/25/28	408,000	388,750
2.50% 4/1/25	1,152,000	1,150,452
2.875% 3/25/31	660,000	629,942
3.95% 3/25/51	510,000	467,181
4.30% 7/8/34	347,000	358,314
		2,994,639
Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.:
3.75% 9/12/47	545,000	580,652
4.65% 2/23/46	218,000	264,503
Dell International LLC / EMC Corp.:
3.45% 12/15/51 (a)	435,000	368,361
4.90% 10/1/26	716,000	775,556
6.02% 6/15/26	1,110,000	1,238,592
		3,227,664
TOTAL INFORMATION TECHNOLOGY		11,392,379
MATERIALS – 1.7%
Chemicals – 1.5%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	1,442,000	1,363,403
3.468% 12/1/50 (a)	862,000	782,759

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
LYB International Finance III LLC 2.25% 10/1/30	$ 368,000	$ 345,260
Nutrien Ltd. 4.00% 12/15/26	416,000	442,896
The Dow Chemical Co. 3.625% 5/15/26	790,000	824,699
		3,759,017
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	362,334
TOTAL MATERIALS		4,121,351
REAL ESTATE – 5.2%
Equity Real Estate Investment Trusts (REITs) – 3.6%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	931,000	823,038
4.70% 7/1/30	75,000	83,641
American Homes 4 Rent LP:
2.375% 7/15/31	29,000	26,663
3.375% 7/15/51	45,000	38,586
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	287,580
4.05% 7/1/30	589,000	611,054
4.125% 5/15/29	205,000	216,785
Camden Property Trust:
2.80% 5/15/30	65,000	64,323
3.15% 7/1/29	527,000	538,651
Crown Castle International Corp. 2.25% 1/15/31	523,000	471,355
Hudson Pacific Properties LP 3.95% 11/1/27	502,000	523,735
Invitation Homes Operating Partnership LP 2.00% 8/15/31	395,000	351,818
Kite Realty Group Trust 4.75% 9/15/30	317,000	341,429
Lexington Realty Trust 4.40% 6/15/24	242,000	250,031
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31	856,000	806,570
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	204,000	187,359
3.625% 10/1/29	427,000	419,332
4.375% 8/1/23	166,000	170,309
4.50% 1/15/25	204,000	212,455
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	49,238

	Principal Amount	Value

Retail Properties of America, Inc. 4.00% 3/15/25	$ 15,000	$ 15,425
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	354,923
Simon Property Group LP 2.45% 9/13/29	492,000	475,200
STORE Capital Corp. 2.75% 11/18/30	67,000	63,243
Sun Communities Operating LP:
2.30% 11/1/28	60,000	56,675
2.70% 7/15/31	245,000	230,477
Vornado Realty LP:
2.15% 6/1/26	73,000	70,872
3.40% 6/1/31	265,000	259,960
Welltower, Inc. 4.125% 3/15/29	516,000	552,404
WP Carey, Inc. 2.40% 2/1/31	397,000	372,207
		8,925,338
Real Estate Management & Development – 1.6%
Corporate Office Properties LP 2.00% 1/15/29	278,000	257,366
Realty Income Corp.:
2.20% 6/15/28	27,000	26,167
2.85% 12/15/32	193,000	187,686
Spirit Realty LP 2.10% 3/15/28	398,000	374,723
STORE Capital Corp. 2.70% 12/1/31	880,000	816,545
Tanger Properties LP:
2.75% 9/1/31	170,000	154,628
3.125% 9/1/26	1,210,000	1,204,765
Ventas Realty LP 3.00% 1/15/30	887,000	877,550
		3,899,430
TOTAL REAL ESTATE		12,824,768
UTILITIES – 8.8%
Electric Utilities – 3.8%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,431,000	2,527,398
4.973% 5/1/46	356,000	393,705
Duke Energy Corp.:
2.45% 6/1/30	68,000	64,611
4.20% 6/15/49	436,000	445,936
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	100,133
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	86,000	80,153
2.775% 1/7/32 (a)	177,000	166,616
3.616% 8/1/27 (a)	250,000	255,243
See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Exelon Corp. 4.05% 4/15/30	$ 380,000	$ 403,240
FirstEnergy Corp.:
2.25% 9/1/30	639,000	584,985
4.40% 7/15/27	416,000	430,851
7.375% 11/15/31	700,000	876,456
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	141,426
Puget Energy, Inc.:
3.65% 5/15/25	848,000	876,966
4.10% 6/15/30	1,161,000	1,204,174
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	224,000	227,749
Xcel Energy, Inc. 3.50% 12/1/49	488,000	467,109
		9,246,751
Gas Utilities – 0.2%
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	369,871
4.40% 5/30/47	204,000	215,091
		584,962
Independent Power and Renewable Electricity Producers – 2.6%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	687,140
Emera U.S. Finance LP:
3.55% 6/15/26	2,481,000	2,551,581
4.75% 6/15/46	426,000	449,581
The AES Corp.:
1.375% 1/15/26	392,000	372,540
2.45% 1/15/31	1,272,000	1,177,414
3.30% 7/15/25 (a)	444,000	446,131
3.95% 7/15/30 (a)	792,000	807,999
		6,492,386
Multi-Utilities – 2.2%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	616,000	522,682
Consolidated Edison Co. of New York, Inc. 3.00% 12/1/60	51,000	42,025
Dominion Energy, Inc.:
3.071% 8/15/24	1,201,000	1,222,256
4.25% 6/1/28	623,000	664,896
Nevada Power Co. 3.70% 5/1/29	302,000	318,157
NiSource, Inc.:
3.49% 5/15/27	954,000	983,696
3.95% 3/30/48	396,000	388,245

	Principal Amount	Value

4.80% 2/15/44	$ 388,000	$ 420,833
ONE Gas, Inc. 2.00% 5/15/30	394,000	366,989
Sempra Energy 3.80% 2/1/38	472,000	477,412
		5,407,191
TOTAL UTILITIES		21,731,290
TOTAL NONCONVERTIBLE BONDS (Cost $237,065,380)		227,404,841
U.S. Treasury Obligations – 3.4%

U.S. Treasury Bonds:
1.875% 2/15/41 to 11/15/51	2,638,000	2,465,010
2.00% 11/15/41 to 8/15/51	5,059,000	4,850,025
U.S. Treasury Notes 2.25% 2/15/52	970,000	988,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,557,146)		8,303,223
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.550% 4/1/39 (Cost $410,474)	280,000	440,399
Asset-Backed Securities – 0.0%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $124,808)	124,808	126,655

Money Market Fund – 4.5%
	Shares
Fidelity Cash Central Fund, 0.07% (e) (Cost $11,168,360)	11,166,209	11,168,443
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $257,326,168)		247,443,561
NET OTHER ASSETS (LIABILITIES) – 0.0%		112
NET ASSETS – 100.0%		$ 247,443,673

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,833,252 or 18.1% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security is perpetual in nature with no stated maturity date.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$12,316,151	$24,885,972	$26,033,680	$3,399	$—	$—	$11,168,443	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 227,404,841	$ —	$ 227,404,841	$ —
U.S. Treasury Obligations	8,303,223	—	8,303,223	—
Municipal Securities	440,399	—	440,399	—
Asset-Backed Securities	126,655	—	126,655	—
Money Market Funds	11,168,443	11,168,443	—	—
Total Investments in Securities:	$ 247,443,561	$ 11,168,443	$ 236,275,118	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	79.7%
United Kingdom	5.8%
Canada	3.2%
France	2.3%
Switzerland	1.5%
Ireland	1.3%
Others (Individually Less Than 1%)	6.2%
100.0%
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 37.7%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.30% 2/15/30	$ 90,000	$97,980
Verizon Communications, Inc. 3.15% 3/22/30	50,000	50,165
		148,145
Media – 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% 4/1/31	100,000	92,617
Time Warner Cable, Inc. 5.50% 9/1/41	40,000	42,639
		135,256
Wireless Telecommunication Services – 1.0%
T-Mobile USA, Inc. 4.50% 4/15/50	90,000	93,830
TOTAL COMMUNICATION SERVICES		377,231
CONSUMER DISCRETIONARY – 1.8%
Automobiles – 0.5%
General Motors Financial Co., Inc. 4.00% 1/15/25	50,000	51,748
Household Durables – 1.0%
Lennar Corp. 4.75% 11/29/27	90,000	97,841
Specialty Retail – 0.3%
Tapestry, Inc. 3.05% 3/15/32	24,000	22,833
TOTAL CONSUMER DISCRETIONARY		172,422
CONSUMER STAPLES – 2.5%
Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	80,000	95,305
Food & Staples Retailing – 1.0%
Sysco Corp. 6.60% 4/1/50	70,000	97,390
Food Products – 0.5%
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	5,000	5,263

	Principal Amount	Value

JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (a)	$ 45,000	$ 46,495
		51,758
TOTAL CONSUMER STAPLES		244,453
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cenovus Energy, Inc. 4.25% 4/15/27	40,000	42,299
Energy Transfer LP 4.95% 6/15/28	40,000	43,020
Hess Corp. 4.30% 4/1/27	49,000	51,803
MPLX LP 4.80% 2/15/29	40,000	43,825
Petroleos Mexicanos 7.69% 1/23/50	100,000	89,500
TOTAL ENERGY		270,447
FINANCIALS – 16.5%
Banks – 9.0%
Bank of America Corp.:
2.299% 7/21/32 (b)	11,000	10,204
4.183% 11/25/27	170,000	178,608
Citigroup, Inc. 4.45% 9/29/27	170,000	181,566
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	210,813
JPMorgan Chase & Co. 4.493% 3/24/31 (b)	80,000	87,811
Royal Bank of Scotland Group PLC 3.073% 5/22/28 (b)	200,000	199,931
		868,933
Capital Markets – 2.5%
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	12,000	11,123
3.80% 3/15/30	90,000	93,749
Morgan Stanley 3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (b)(c)	130,000	140,245
		245,117
Consumer Finance – 1.7%
Ally Financial, Inc.:
2.20% 11/2/28	11,000	10,284
8.00% 11/1/31	30,000	39,517
Capital One Financial Corp.:
2.359% 7/29/32 (b)	20,000	17,850
3.80% 1/31/28	90,000	93,710
		161,361

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – 2.9%
Ares Capital Corp. 3.875% 1/15/26	$ 90,000	$ 91,246
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (a)	90,000	92,080
Deutsche Bank AG 4.10% 1/13/26	100,000	103,590
		286,916
Insurance – 0.4%
Unum Group 4.00% 6/15/29	40,000	42,258
TOTAL FINANCIALS		1,604,585
HEALTH CARE – 2.7%
Health Care Providers & Services – 2.2%
Centene Corp.:
2.45% 7/15/28	13,000	12,244
2.625% 8/1/31	5,000	4,610
4.625% 12/15/29	90,000	92,700
Cigna Corp. 4.80% 8/15/38	80,000	89,123
Sabra Health Care LP 3.20% 12/1/31	12,000	11,160
		209,837
Pharmaceuticals – 0.5%
Viatris, Inc. 2.70% 6/22/30	50,000	46,675
TOTAL HEALTH CARE		256,512
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.9%
The Boeing Co. 5.15% 5/1/30	80,000	88,363
INFORMATION TECHNOLOGY – 2.0%
Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc. 2.45% 2/15/31 (a)	50,000	46,189
Marvell Technology, Inc. 2.95% 4/15/31	50,000	48,157
		94,346
Software – 0.5%
Oracle Corp. 3.60% 4/1/40	50,000	45,287
VMware, Inc. 1.40% 8/15/26	7,000	6,635
		51,922

	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 6.20% 7/15/30	$ 40,000	$ 47,341
TOTAL INFORMATION TECHNOLOGY		193,609
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.4%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	919
3.375% 7/15/51	2,000	1,715
Brixmor Operating Partnership LP 4.05% 7/1/30	40,000	41,498
Invitation Homes Operating Partnership LP 2.00% 8/15/31	14,000	12,469
Kite Realty Group Trust 4.75% 9/15/30	50,000	53,853
Lexington Realty Trust 2.70% 9/15/30	50,000	47,663
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,000	4,592
3.625% 10/1/29	50,000	49,102
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,858
Sun Communities Operating LP:
2.30% 11/1/28	2,000	1,889
2.70% 7/15/31	8,000	7,526
Vornado Realty LP:
2.15% 6/1/26	3,000	2,913
3.40% 6/1/31	9,000	8,829
		234,826
Real Estate Management & Development – 0.7%
CBRE Services, Inc. 2.50% 4/1/31	8,000	7,575
Corporate Office Properties LP 2.75% 4/15/31	2,000	1,880
Tanger Properties LP:
2.75% 9/1/31	6,000	5,458
3.875% 7/15/27	50,000	51,688
		66,601
TOTAL REAL ESTATE		301,427
UTILITIES – 1.5%
Electric Utilities – 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	40,000	41,586
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	50,000	46,600
2.775% 1/7/32 (a)	6,000	5,648
		93,834
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.:
2.45% 1/15/31	$ 3,000	$2,777
3.95% 7/15/30 (a)	50,000	51,010
		53,787
TOTAL UTILITIES		147,621
TOTAL NONCONVERTIBLE BONDS (Cost $3,868,812)		3,656,670
U.S. Treasury Obligations – 35.3%

U.S. Treasury Bonds:
1.25% 8/15/31	70,000	66,467
2.25% 5/15/41	30,000	29,905
2.375% 5/15/51	874,000	911,316
U.S. Treasury Notes:
0.125% 2/28/23	750,000	742,851
0.50% 2/28/26	340,000	323,784
0.875% 11/15/30	250,000	230,947
1.125% 2/15/31	278,000	261,917
1.25% 12/31/26 to 4/30/28	510,000	497,184
1.50% 1/31/27	360,000	355,753
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,441,598)		3,420,124
U.S. Government Agency - Mortgage Securities – 11.7%

Fannie Mae – 6.3%
2.00% 4/1/51 to 1/1/52	98,526	94,735
2.50% 2/1/51	44,443	44,266
3.50% 11/1/45	118,776	124,031
1.50% 3/1/37 (d)	100,000	97,313
2.00% 3/1/52 (d)(e)	75,000	71,901
2.50% 3/1/52 (d)(e)	75,000	73,980
2.50% 3/1/52	49,995	49,371
3.50% 3/1/52 (d)	25,000	25,750
2.00% 10/1/51	24,956	23,970
TOTAL FANNIE MAE		605,317
Freddie Mac – 0.8%
3.00% 2/1/50	75,426	76,811
Ginnie Mae – 4.1%
2.00% 3/1/52 (d)	50,000	48,872
2.50% 3/1/52 (d)	50,000	49,964
3.00% 11/20/50 to 10/20/51	105,894	107,781
3.00% 3/1/52 (d)	50,000	50,819
3.50% 11/20/50	37,057	38,256

	Principal Amount	Value

3.50% 3/1/52 (d)	$ 100,000	$ 103,185
TOTAL GINNIE MAE		398,877
U.S. Government Agency – 0.5%
1.875% 2/28/27	50,000	50,332
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,141,432)		1,131,337
Asset-Backed Securities – 7.6%

Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.288% 4/25/34 (a)(b)(c)	250,000	247,776
Cedar Funding Ltd. 1.32% 4/20/35	100,000	99,951
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	96,451	91,784
Eaton Vance CLO 2020-2 Ltd. 1 month U.S. LIBOR + 1.150% 1.391% 1/15/35 (a)(b)(c)	100,000	99,482
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	206,308	201,700
TOTAL ASSET-BACKED SECURITIES (Cost $754,286)		740,693
Collateralized Mortgage Obligations – 7.0%

PRIVATE SPONSOR – 7.0%
BX 2021-LBA3 Mortgage Trust 1 month U.S. LIBOR + 0.898% 1.091% 10/15/36 (a)(b)(c)	100,000	97,497
CIM Retail Portfolio Trust 2021-RETL 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(b)(c)	97,457	95,039
Extended Stay America Trust 2021-ESH 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(b)(c)	99,388	98,084
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (a)(b)(c)	100,000	98,561
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(b)(c)	98,297	95,344
SREIT Trust 2021-MFP 1 month U.S. LIBOR + 1.578% 1.769% 11/15/38 (a)(b)(c)	100,000	97,877

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(c)	$ 100,000	$ 99,061
TOTAL PRIVATE SPONSOR		681,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $694,317)		681,463

Money Market Fund – 6.9%
	Shares
Fidelity Cash Central Fund, 0.07% (f) (Cost $674,973)	674,838	674,973
TOTAL INVESTMENT IN SECURITIES – 106.2% (Cost $10,575,418)		10,305,260
NET OTHER ASSETS (LIABILITIES) – (6.2%)		(605,413)
NET ASSETS – 100.0%		$ 9,699,847

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,826,303 or 0.0% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	A portion of the security sold on a delayed delivery basis.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$934,371	$923,019	$1,182,417	$249	$—	$—	$674,973	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 3,656,670	$ —	$ 3,656,670	$ —
U.S. Treasury Obligations	3,420,124	—	3,420,124	—
U.S. Government Agency - Mortgage Securities	1,131,337	—	1,131,337	—
Asset-Backed Securities	740,693	—	740,693	—
Collateralized Mortgage Obligations	681,463	—	681,463	—
Money Market Funds	674,973	674,973	—	—
Total Investments in Securities:	$ 10,305,260	$ 674,973	$ 9,630,287	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	91.4%
Cayman Islands	7.6%
Italy	2.2%
United Kingdom	2.1%
Germany	1.1%
Others (Individually Less Than 1%)	1.8%
106.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Fidelity® Investment Grade Securitized ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency - Mortgage Securities – 100.7%
	Principal Amount	Value
Fannie Mae – 69.1%
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.230% 0.279% 5/25/28 (a)(b)	$ 42,303	$ 42,303
2.00% 1/1/37 to 2/1/51	99,386	97,299
2.50% 12/1/32 to 8/1/51	179,063	179,730
3.00% 11/1/34	63,511	65,459
3.50% 10/1/47	132,675	138,006
4.00% 3/1/49	73,414	76,798
4.50% 7/1/47 to 12/1/48	85,486	92,494
2.00% 3/1/52 (c)	498,348	478,361
2.50% 7/1/43	71,263	71,208
3.00% 9/1/34	28,260	29,163
1.50% 11/1/51	49,809	46,241
1.50% 3/1/52 (c)(d)	100,000	92,696
2.00% 3/1/37 to 3/1/52 (c)(d)	350,000	341,430
2.00% 4/1/37 to 4/1/52 (c)	350,000	338,339
2.50% 6/1/46	50,304	50,265
2.50% 3/1/52 (c)(d)	650,000	641,164
3.00% 3/1/52 (c)(d)	575,000	580,616
3.50% 3/1/52 (c)(d)	700,000	721,000
2.00% 11/1/51	49,059	47,137
TOTAL FANNIE MAE		4,129,709
Freddie Mac – 6.7%
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.230% 0.279% 4/25/31 (a)(b)	96,000	95,682
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.240% 0.289% 3/25/31 (a)(b)	4,682	4,675
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.250% 0.299% 2/25/31 (a)(b)	47,512	47,434
2.50% 10/1/50	175,646	175,071
3.00% 2/1/50	77,241	78,925
TOTAL FREDDIE MAC		401,787
Ginnie Mae – 24.9%
2.00% 1/20/52	99,725	97,595
2.00% 3/1/52 (c)(d)	200,000	195,488
2.50% 7/20/51 to 11/20/51	97,161	97,237
2.50% 3/1/52 (c)(d)	200,000	199,856
3.00% 11/20/50 to 10/20/51	205,101	208,725
3.50% 4/20/50 to 11/20/50	243,586	251,461
3.50% 3/1/52 (c)(d)	275,000	283,759

	Principal Amount	Value

4.00% 3/1/52 (c)	$ 150,000	$ 155,851
TOTAL GINNIE MAE		1,489,972
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,062,029)		6,021,468
Collateralized Mortgage Obligations – 13.9%

PRIVATE SPONSOR – 13.9%
BX 2021-LBA3 Mortgage Trust 1 month U.S. LIBOR + 0.689% 0.881% 10/15/36 (a)(b)(e)	100,000	97,747
BX Commercial Mortgage Trust 2021-ACNT 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(e)	100,000	98,938
Cascade Funding Mortgage Trust 2021-HB6 0.898% 6/25/36 (b)(e)	85,305	84,876
CFMT 2021-EBO1 LLC 0.985% 11/25/50 (b)(e)	80,998	80,390
CIM Retail Portfolio Trust 2021-RETL 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(e)	97,457	95,799
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (e)	100,000	100,402
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(e)	98,297	96,328
PRPM 2021-2 LLC 2.115% 3/25/26 (b)(e)	80,086	78,703
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(e)	100,000	99,061
TOTAL PRIVATE SPONSOR		832,244
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $844,674)		832,244
U.S. Treasury Obligations – 7.0%

U.S. Treasury Bonds:
1.375% 11/15/31 (f)	20,000	19,172
1.875% 11/15/51	33,000	30,788
U.S. Treasury Notes:
0.50% 11/30/23	110,000	108,243
1.00% 7/31/28 (g)	12,000	11,402

See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® Investment Grade Securitized ETF
Schedule of Investments (Unaudited)–continued
U.S. Treasury Obligations – continued
	Principal Amount	Value
1.75% 1/31/29	$ 225,000	$ 223,840
2.25% 2/15/52	27,000	27,506
TOTAL U.S. TREASURY OBLIGATIONS (Cost $420,073)		420,951
Asset-Backed Securities – 1.4%

Ajax Mortgage Loan Trust 1.74% 12/25/60 (b)(e) (Cost $88,191)	88,200	84,208

Money Market Fund – 45.0%
	Shares
Fidelity Cash Central Fund, 0.07% (h) (Cost $2,692,225)	2,691,687	2,692,225
TOTAL INVESTMENT IN SECURITIES – 168.0% (Cost $10,107,192)		10,051,096
NET OTHER ASSETS (LIABILITIES) – (68.0%)		(4,070,075)
NET ASSETS – 100.0%		$ 5,981,021

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $916,452 or 15.3% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,502.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,159.
(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT Long Bond U.S. Treasury Note Contracts (United States)	2	June 2022	$ 313,375	$ (4,117)	$ (4,117)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2022	215,226	687	687
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	June 2022	591,406	(3,750)	(3,750)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4	June 2022	509,750	4,094	4,094
Total Treasury Contracts					$ (3,086)
The notional amount of futures purchased as a percentage of Net Assets is (3.0)%
Swaps
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072		(0.5%)	Monthly	$20,000	$105	$(96)	$201
CMBX N.A. AAA Index Series 13	Dec. 2072		(0.5%)	Monthly	$10,000	53	(35)	88
CMBX N.A. AAA Index Series 13	Dec. 2072		(0.5%)	Monthly	$55,000	290	(71)	361
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Swaps – continued
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
TOTAL CREDIT DEFAULT SWAPS						$448	$(202)	$650

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse/ Counterparty[1]	Maturity Date	Notional Amount	Value	Upfront Premium Received/ (Paid)[2]	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
1.25%	Semi-Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Quarterly	LCH	Mar. 2029	$58,000	$(1,375)	$0	$(1,375)

1	Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
2	Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
3	Represents floating rate.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$3,471,995	$7,071,728	$7,851,498	$811	$—	$—	$2,692,225	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® Investment Grade Securitized ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 6,021,468	$ —	$ 6,021,468	$ —
Collateralized Mortgage Obligations	832,244	—	832,244	—
U.S. Treasury Obligations	420,951	—	420,951	—
Asset-Backed Securities	84,208	—	84,208	—
Money Market Funds	2,692,225	2,692,225	—	—
Total Investments in Securities:	$ 10,051,096	$ 2,692,225	$ 7,358,871	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 4,781	$ 4,781	$ —	$ —
Swaps	650	—	650	—
Total Assets	$ 5,431	$ 4,781	$ 650	$ —
Liabilities
Swaps	$ (1,375)	$ —	$ (1,375)	$ —
Futures Contracts	(7,867)	(7,867)	—	—
Total Liabilities	$ (9,242)	$ (7,867)	$ (1,375)	$ —
Total Derivative Instruments:	$ (3,811)	$ (3,086)	$ (725)	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Credit Risk
Swaps (a)	$ 448	$ 0
Total Credit Risk	$ 448	$ 0
Interest Rate Risk
Futures Contracts(b)	4,781	(7,867)
Swaps (a)	0	(1,375)
Total Interest Rate Risk	$4,781	$(9,242)
Total Value of Derivatives	$5,229	$(9,242)

(a)	For bi-lateral over-the counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).
(b)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Fidelity® Limited Term Bond ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 61.4%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.:
0.90% 3/25/24	$ 680,000	$ 668,290
1.65% 2/1/28	482,000	454,385
Verizon Communications, Inc. 2.355% 3/15/32 (a)	757,000	706,842
		1,829,517
Media – 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	1,881,000	1,894,763
Comcast Corp.:
3.70% 4/15/24	895,000	927,213
3.95% 10/15/25	1,301,000	1,372,306
Discovery Communications LLC 2.95% 3/20/23	1,690,000	1,707,964
		5,902,246
Wireless Telecommunication Services – 0.9%
NTT Finance Corp.:
0.583% 3/1/24 (a)	268,000	260,304
1.162% 4/3/26 (a)	362,000	344,142
1.591% 4/3/28 (a)	450,000	423,680
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.814% 3/22/22 (b)(c)	246,000	246,039
T-Mobile USA, Inc.:
2.625% 4/15/26	710,000	693,777
3.50% 4/15/25	653,000	671,297
		2,639,239
TOTAL COMMUNICATION SERVICES		10,371,002
CONSUMER DISCRETIONARY – 4.8%
Automobiles – 3.1%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	1,470,000	1,497,341
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	758,000	738,459
1.45% 3/2/26 (a)	237,000	227,718
Ford Motor Credit Co. LLC 2.30% 2/10/25	1,500,000	1,455,165
General Motors Financial Co., Inc.:
1.05% 3/8/24	498,000	485,234
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.25% 11/17/23 (b)(c)	868,000	876,129
1.25% 1/8/26	526,000	496,322
1.70% 8/18/23	276,000	274,861
2.35% 2/26/27	550,000	533,034

	Principal Amount	Value

3.25% 1/5/23	$ 588,000	$ 595,852
Hyundai Capital America 1.00% 9/17/24 (a)	423,000	406,774
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	650,000	619,389
2.90% 5/13/22 (a)	500,000	501,819
		8,708,097
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3.30% 7/1/25	55,000	56,584
Starbucks Corp. 3.80% 8/15/25	126,000	131,973
		188,557
Machinery – 0.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (a)	234,000	229,502
2.00% 12/14/26 (a)	350,000	337,684
		567,186
Multiline Retail – 0.7%
Dollar Tree, Inc. 4.00% 5/15/25	1,902,000	1,982,364
Specialty Retail – 0.7%
7-Eleven, Inc.:
0.80% 2/10/24 (a)	892,000	870,608
0.95% 2/10/26 (a)	367,000	345,552
1.30% 2/10/28 (a)	121,000	110,259
AutoZone, Inc. 3.625% 4/15/25	28,000	28,970
Genuine Parts Co. 1.75% 2/1/25	440,000	432,522
Ross Stores, Inc. 0.875% 4/15/26	273,000	258,184
		2,046,095
TOTAL CONSUMER DISCRETIONARY		13,492,299
CONSUMER STAPLES – 4.0%
Beverages – 0.8%
JDE Peet's N.V.:
0.80% 9/24/24 (a)	589,000	564,138
1.375% 1/15/27 (a)	744,000	690,969
Keurig Dr Pepper, Inc. 0.75% 3/15/24	710,000	692,368
Molson Coors Brewing Co. 3.00% 7/15/26	343,000	348,827
		2,296,302
Food Products – 1.1%
Conagra Brands, Inc. 0.50% 8/11/23	466,000	456,792

See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (a)	$ 650,000	$ 611,007
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	920,000	968,309
McCormick & Co., Inc. 0.90% 2/15/26	490,000	462,288
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	666,000	640,947
		3,139,343
Tobacco – 2.1%
Altria Group, Inc. 2.35% 5/6/25	1,108,000	1,104,577
BAT Capital Corp. 3.222% 8/15/24	819,000	828,807
BAT International Finance PLC:
1.668% 3/25/26	1,096,000	1,040,843
3.95% 6/15/25 (a)	626,000	647,070
Imperial Brands Finance PLC:
3.125% 7/26/24 (a)	250,000	252,773
3.75% 7/21/22 (a)	200,000	200,826
4.25% 7/21/25 (a)	550,000	573,912
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	278,423
1.125% 5/1/23	279,000	278,029
1.50% 5/1/25	136,000	132,746
2.875% 5/1/24	452,000	460,809
		5,798,815
TOTAL CONSUMER STAPLES		11,234,460
ENERGY – 4.7%
Oil, Gas & Consumable Fuels – 4.7%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.:
1.231% 12/15/23	142,000	140,565
2.061% 12/15/26	133,000	129,857
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,043,000	1,024,319
CONOCOPHILLIPS Co., Inc. 2.40% 3/7/25 (d)	281,000	281,272
Enbridge, Inc.:
1.60% 10/4/26	800,000	762,888
2.15% 2/16/24	111,000	111,165
2.50% 2/14/25	116,000	116,382
Energy Transfer LP:
4.20% 9/15/23	169,000	173,786
4.25% 3/15/23	1,206,000	1,229,081
4.50% 4/15/24	842,000	875,424

	Principal Amount	Value

Energy Transfer Operating LP 2.90% 5/15/25	$ 493,000	$ 495,205
Equinor ASA:
1.75% 1/22/26	53,000	51,974
2.875% 4/6/25	635,000	646,538
Kinder Morgan Energy Partners LP 3.50% 9/1/23	203,000	206,720
Kinder Morgan, Inc. 3.15% 1/15/23	170,000	171,965
MPLX LP:
1.75% 3/1/26	479,000	459,070
3.375% 3/15/23	236,000	239,706
4.50% 7/15/23	628,000	644,729
Occidental Petroleum Corp.:
2.90% 8/15/24	774,000	774,967
3.20% 8/15/26	201,000	200,940
Ovintiv Exploration, Inc. 5.625% 7/1/24	99,000	105,848
Petroleos Mexicanos:
6.49% 1/23/27	420,000	431,130
6.50% 3/13/27	600,000	615,900
Phillips 66:
1.30% 2/15/26	256,000	243,611
3.70% 4/6/23	351,000	358,578
3.85% 4/9/25	477,000	495,716
Pioneer Natural Resources Co. 0.55% 5/15/23	690,000	681,097
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	1,284,000	1,284,000
Valero Energy Corp. 2.85% 4/15/25	99,000	99,725
Western Midstream Operating LP 3 month U.S. LIBOR + 2.100% 1.844% 1/13/23 (b)(c)	101,000	100,616
TOTAL ENERGY		13,152,774
FINANCIALS – 29.3%
Banks – 16.5%
ABN AMRO Bank N.V. 1.542% 6/16/27 (a)(c)	666,000	629,910
Banco Santander SA 1.722% 9/14/27 (c)	400,000	378,227
Bank of America Corp.:
0.976% 4/22/25 (c)	560,000	542,703
1.197% 10/24/26 (c)	981,000	927,620
1.319% 6/19/26 (c)	554,000	529,335
2.015% 2/13/26 (c)	1,262,000	1,240,198
4.20% 8/26/24	2,145,000	2,233,370
Bank of Nova Scotia 0.55% 9/15/23	245,000	240,595

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Barclays PLC:
2.279% 11/24/27 (c)	$ 1,000,000	$ 964,649
2.852% 5/7/26 (c)	300,000	299,890
3.932% 5/7/25 (c)	1,000,000	1,028,393
BBVA USA 2.50% 8/27/24	470,000	474,664
BPCE SA:
1.652% 10/6/26 (a)(c)	1,100,000	1,049,388
2.045% 10/19/27 (a)(c)	378,000	362,509
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	500,000	491,510
0.95% 6/23/23	327,000	323,594
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	350,000	346,801
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	328,380
CIT Group, Inc. 3.929% 6/19/24 (c)	40,000	40,797
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	277,802
1.122% 1/28/27 (c)	380,000	357,828
3.106% 4/8/26 (c)	423,000	428,539
4.40% 6/10/25	291,000	305,306
Cooperatieve Rabobank UA 1.98% 12/15/27 (a)(c)	575,000	557,428
Credit Suisse AG 0.52% 8/9/23	550,000	539,780
DNB Bank ASA:
1.535% 5/25/27 (a)(c)	381,000	363,777
1.605% 3/30/28 (a)(c)	679,000	639,324
Enel Finance America LLC:
0.377% 7/11/22	1,000,000	996,627
0.407% 9/27/22	1,000,000	993,125
First Republic Bank 1.912% 2/12/24 (c)	250,000	249,573
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,300,000	1,256,552
1.589% 5/24/27 (c)	300,000	282,846
3.803% 3/11/25 (c)	250,000	256,065
ING Groep N.V. 1.726% 4/1/27 (c)	901,000	861,043
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	475,000	479,845
5.71% 1/15/26 (a)	467,000	492,250
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	500,000	493,708
0.824% 6/1/25 (c)	859,000	831,089
1.045% 11/19/26 (c)	718,000	675,033

	Principal Amount	Value

1.47% 9/22/27 (c)	$ 1,090,000	$ 1,028,734
2.083% 4/22/26 (c)	1,125,000	1,108,170
3.22% 3/1/25 (c)	1,584,000	1,610,792
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	227,000	223,419
2.438% 2/5/26 (c)	200,000	198,572
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	434,277
1.538% 7/20/27 (c)	300,000	284,585
1.64% 10/13/27 (c)	700,000	664,467
2.193% 2/25/25	1,230,000	1,220,031
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	649,000	635,815
1.234% 5/22/27 (c)	350,000	327,694
National Bank of Canada 0.90% 8/15/23 (c)	450,000	448,573
Natwest Group PLC:
3.875% 9/12/23	300,000	307,253
4.519% 6/25/24 (c)	1,250,000	1,287,744
Regions Financial Corp. 2.25% 5/18/25	166,000	166,291
Royal Bank of Canada 1.15% 6/10/25	1,017,000	978,452
Santander Holdings USA, Inc.:
3.40% 1/18/23	274,000	278,054
3.45% 6/2/25	1,280,000	1,301,229
Societe Generale:
1.488% 12/14/26 (a)(c)	1,248,000	1,166,545
1.792% 6/9/27 (a)(c)	456,000	426,374
2.625% 10/16/24 (a)	200,000	199,145
3.875% 3/28/24 (a)	343,000	351,698
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	725,000	685,112
1.474% 7/8/25	200,000	193,025
SVB Financial Group 3.125% 6/5/30	147,000	147,774
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	450,000	444,444
Synovus Financial Corp. 3.125% 11/1/22	635,000	638,870
The Toronto-Dominion Bank 0.75% 6/12/23	407,000	402,717
Wells Fargo & Co.:
1.654% 6/2/24 (c)	220,000	219,237
3 month U.S. LIBOR + 0.750% 2.164% 2/11/26 (c)	1,724,000	1,703,013
2.406% 10/30/25 (c)	436,000	434,589
4.30% 7/22/27	1,496,000	1,596,420
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Westpac Banking Corp. 4.11% 7/24/34 (c)	$ 1,465,000	$ 1,512,662
		46,395,850
Capital Markets – 2.6%
Ares Capital Corp. 3.25% 7/15/25	840,000	831,891
Credit Suisse Group AG:
1.305% 2/2/27 (a)(c)	1,000,000	926,849
2.593% 9/11/25 (a)(c)	220,000	218,906
Goldman Sachs Group, Inc.:
0.523% 3/8/23	320,000	317,754
0.627% 11/17/23 (c)	294,000	291,577
0.657% 9/10/24 (c)	300,000	292,879
3 month U.S. LIBOR + 0.990% 2.905% 7/24/23 (c)	260,000	261,347
3.272% 9/29/25 (c)	266,000	270,577
Morgan Stanley:
0.529% 1/25/24 (c)	132,000	130,460
0.731% 4/5/24 (c)	430,000	424,054
0.79% 5/30/25 (c)	1,040,000	1,002,782
2.72% 7/22/25 (c)	1,394,000	1,401,349
Nomura Holdings, Inc. 1.653% 7/14/26	1,000,000	948,790
State Street Corp. 2.901% 3/30/26 (c)	16,000	16,247
		7,335,462
Consumer Finance – 1.9%
Air Lease Corp. 2.20% 1/15/27	270,000	258,904
Ally Financial, Inc.:
1.45% 10/2/23	151,000	149,098
3.05% 6/5/23	325,000	328,858
5.125% 9/30/24	912,000	966,404
Capital One Financial Corp.:
1.343% 12/6/24 (c)	300,000	295,484
1.878% 11/2/27 (c)	480,000	459,947
3.20% 1/30/23	1,822,000	1,847,544
Santander Holdings USA, Inc. 2.49% 1/6/28 (c)	208,000	202,045
Synchrony Financial:
4.25% 8/15/24	338,000	350,296
4.375% 3/19/24	333,000	344,334
Toyota Motor Credit Corp. 0.50% 8/14/23	197,000	194,096
		5,397,010

	Principal Amount	Value

Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	$ 352,000	$ 341,616
1.75% 1/30/26	185,000	175,282
2.45% 10/29/26	151,000	145,681
3.30% 1/23/23	100,000	101,208
4.875% 1/16/24	150,000	155,682
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	235,000	232,876
3.625% 5/1/22 (a)	37,000	37,066
3.95% 7/1/24 (a)	49,000	50,132
5.50% 1/15/26 (a)	172,000	183,115
BNP Paribas SA:
1.323% 1/13/27 (a)(c)	1,053,000	989,911
2.219% 6/9/26 (a)(c)	500,000	489,856
Citigroup, Inc. 2.014% 1/25/26 (c)	470,000	462,600
Deutsche Bank AG:
0.898% 5/28/24	125,000	121,175
1.447% 4/1/25 (c)	1,194,000	1,165,680
2.129% 11/24/26 (c)	638,000	614,262
2.222% 9/18/24 (c)	861,000	858,958
2.311% 11/16/27 (c)	517,000	494,014
Intercontinental Exchange, Inc.:
0.70% 6/15/23	756,000	746,895
3.45% 9/21/23	157,000	160,856
International Lease Finance Corp. 5.875% 8/15/22	1,349,000	1,375,116
Moody's Corp. 4.875% 2/15/24	394,000	413,169
NatWest Markets PLC 0.80% 8/12/24 (a)	377,000	361,432
The Goldman Sachs Group Inc.:
1.757% 1/24/25 (c)	250,000	247,190
2.64% 2/24/28 (c)	250,000	246,349
UBS AG:
1.25% 6/1/26 (a)	1,300,000	1,238,359
1.375% 1/13/25 (a)	515,000	503,545
		11,912,025
Insurance – 4.1%
American International Group, Inc. 4.20% 4/1/28	421,000	456,338
Athene Global Funding:
0.95% 1/8/24 (a)	1,655,000	1,617,472
1.00% 4/16/24 (a)	170,000	165,520
1.73% 10/2/26 (a)	500,000	475,638
Empower Finance 2020 LP 1.357% 9/17/27 (a)	258,000	241,315

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Equitable Financial Life Global Funding:
0.50% 11/17/23 (a)	$ 344,000	$ 336,758
1.40% 8/27/27 (a)	344,000	322,461
1.70% 11/12/26 (a)	451,000	431,188
Equitable Holdings, Inc. 3.90% 4/20/23	1,163,000	1,190,031
GA Global Funding Trust 1.25% 12/8/23 (a)	750,000	736,243
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	392,000	372,427
Guardian Life Global Funding:
1.10% 6/23/25 (a)	215,000	207,701
1.40% 7/6/27 (a)	438,000	412,537
Jackson Financial, Inc. 1.125% 11/22/23 (a)	570,000	560,748
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,202,000	1,243,793
Metropolitan Life Global Funding I 0.90% 6/8/23 (a)	523,000	518,908
Pacific Life Global Funding II 1.20% 6/24/25 (a)	1,875,000	1,810,536
Pricoa Global Funding I 2.40% 9/23/24 (a)	117,000	117,647
RGA Global Funding 2.00% 11/30/26 (a)	273,000	265,797
		11,483,058
TOTAL FINANCIALS		82,523,405
HEALTH CARE – 2.7%
Health Care Equipment & Supplies – 0.7%
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	200,835
Boston Scientific Corp.:
1.90% 6/1/25	147,000	144,569
3.45% 3/1/24	1,620,000	1,660,964
		2,006,368
Health Care Providers & Services – 0.4%
Anthem, Inc. 0.45% 3/15/23	367,000	363,094
Cigna Corp. 0.613% 3/15/24	153,000	149,101
Humana, Inc. 0.65% 8/3/23	530,000	521,720
		1,033,915
Life Sciences Tools & Services – 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	840,000	810,402

	Principal Amount	Value

Thermo Fisher Scientific, Inc. 1.215% 10/18/24	$ 720,000	$ 703,259
		1,513,661
Pharmaceuticals – 1.1%
AbbVie, Inc. 2.30% 11/21/22	1,110,000	1,116,844
Astrazeneca Finance LLC 0.70% 5/28/24	460,000	447,724
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	350,000	367,567
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	300,000	305,859
Bristol-Myers Squibb Co. 2.90% 7/26/24	246,000	251,723
Elanco Animal Health, Inc. 5.772% 8/28/23	208,000	214,240
Viatris, Inc. 1.65% 6/22/25	353,000	341,048
		3,045,005
TOTAL HEALTH CARE		7,598,949
INDUSTRIALS – 3.4%
Aerospace & Defense – 0.5%
The Boeing Co.:
1.167% 2/4/23	535,000	532,831
1.95% 2/1/24	433,000	431,268
4.875% 5/1/25	318,000	338,060
		1,302,159
Airlines – 0.3%
American Airlines Pass Through Trust 3.85% 8/15/29	325,814	302,461
Delta Air Lines, Inc. 2.90% 10/28/24	306,000	302,127
United Airlines Pass Through Trust 3.50% 11/1/29	229,786	219,459
		824,047
Building Products – 0.5%
Carrier Global Corp. 2.242% 2/15/25	1,538,000	1,533,666
Commercial Services & Supplies – 0.1%
Republic Services, Inc. 0.875% 11/15/25	441,000	415,925
Industrial Conglomerates – 0.5%
Roper Technologies, Inc. 3.65% 9/15/23	752,000	771,738
Siemens Financieringsmaatschappij N.V.:
0.65% 3/11/24 (a)	301,000	294,255
1.20% 3/11/26 (a)	325,000	311,219
		1,377,212
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 0.5%
Caterpillar Financial Services Corp. 0.25% 3/1/23	$ 450,000	$ 445,335
Otis Worldwide Corp. 2.056% 4/5/25	442,000	438,662
Wabtec Corp. 4.40% 3/15/24	651,000	674,425
		1,558,422
Road & Rail – 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	150,329
Trading Companies & Distributors – 0.9%
Air Lease Corp.:
0.70% 2/15/24	1,437,000	1,392,380
0.80% 8/18/24	701,000	673,829
2.625% 7/1/22	471,000	472,146
		2,538,355
TOTAL INDUSTRIALS		9,700,115
INFORMATION TECHNOLOGY – 1.6%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	37,802
IT Services – 0.2%
PayPal Holdings, Inc.:
1.35% 6/1/23	171,000	170,459
1.65% 6/1/25	230,000	225,368
The Western Union Co. 4.25% 6/9/23	257,000	263,717
		659,544
Semiconductors & Semiconductor Equipment – 0.8%
Broadcom, Inc. 1.95% 2/15/28 (a)	250,000	235,691
Microchip Technology, Inc. 0.983% 9/1/24 (a)	675,000	649,508
Micron Technology, Inc. 4.185% 2/15/27	1,266,000	1,336,883
		2,222,082
Software – 0.4%
Oracle Corp. 1.65% 3/25/26	160,000	153,283
VMware, Inc.:
1.00% 8/15/24	531,000	515,639
1.40% 8/15/26	295,000	279,599
		948,521
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp. 5.45% 6/15/23	502,000	522,536
TOTAL INFORMATION TECHNOLOGY		4,390,485

	Principal Amount	Value
MATERIALS – 1.1%
Chemicals – 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	$ 127,000	$ 129,275
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (a)	66,000	65,786
1.23% 10/1/25 (a)	523,000	498,466
LYB International Finance III LLC 1.25% 10/1/25	204,000	194,848
The Mosaic Co. 3.25% 11/15/22	2,068,000	2,093,805
Westlake Chemical Corp. 0.875% 8/15/24	211,000	204,535
TOTAL MATERIALS		3,186,715
REAL ESTATE – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 1.30% 9/15/25	129,000	123,467
Boston Properties LP 3.20% 1/15/25	1,510,000	1,543,100
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	168,548
Crown Castle International Corp. 1.35% 7/15/25	27,000	25,901
Healthcare Trust of America Holdings LP 3.50% 8/1/26	690,000	714,802
Omega Healthcare Investors, Inc. 4.375% 8/1/23	312,000	320,099
Retail Properties of America, Inc. 4.00% 3/15/25	150,000	154,253
SBA Tower Trust:
1.884% 7/15/50 (a)	86,000	84,062
2.836% 1/15/50 (a)	137,000	138,707
Simon Property Group LP 2.75% 6/1/23	509,000	514,169
Vornado Realty LP 2.15% 6/1/26	80,000	77,668
Welltower, Inc. 3.625% 3/15/24	110,000	112,987
		3,977,763
Real Estate Management & Development – 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,114
4.10% 10/1/24	19,000	19,682
Realty Income Corp. 2.20% 6/15/28	24,000	23,260

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Spirit Realty LP 2.10% 3/15/28	$ 359,000	$ 338,004
Ventas Realty LP:
2.65% 1/15/25	199,000	199,925
3.00% 1/15/30	726,000	718,265
3.50% 4/15/24	129,000	132,300
		1,441,550
TOTAL REAL ESTATE		5,419,313
UTILITIES – 4.2%
Electric Utilities – 1.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	920,000	956,481
Exelon Corp. 3.497% 6/1/22	1,520,000	1,524,743
FirstEnergy Corp.:
1.60% 1/15/26	29,000	27,260
2.05% 3/1/25	138,000	134,214
ITC Holdings Corp. 2.70% 11/15/22	154,000	155,290
The Southern Co. 0.60% 2/26/24	708,000	686,658
Vistra Operations Co. LLC 5.00% 7/31/27 (a)	1,870,000	1,883,885
		5,368,531
Independent Power and Renewable Electricity Producers – 0.7%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	349,083
The AES Corp. 3.30% 7/15/25 (a)	1,641,000	1,648,877
		1,997,960
Multi-Utilities – 1.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.578% 3/9/23 (b)(c)	555,000	554,496
Berkshire Hathaway Energy Co. 2.80% 1/15/23	139,000	140,723
CenterPoint Energy, Inc. 3 month U.S. LIBOR + 0.500% 1.004% 3/2/23 (b)(c)	88,000	88,001
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.703% 6/15/23 (a)(b)(c)	503,000	502,680
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	343,000	343,267
Dominion Energy, Inc. 1.45% 4/15/26	410,000	394,604
DTE Energy Co. 2.25% 11/1/22	206,000	207,234

	Principal Amount	Value

Florida Power & Light Co. 2.85% 4/1/25	$ 178,000	$ 181,785
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	420,000	415,958
3 month U.S. LIBOR + 0.270% 0.75% 2/22/23 (b)(c)	290,000	289,689
NiSource, Inc.:
0.95% 8/15/25	614,000	580,077
2.95% 9/1/29	207,000	204,093
ONE Gas, Inc. 0.85% 3/11/23	530,000	525,561
		4,428,168
TOTAL UTILITIES		11,794,659
TOTAL NONCONVERTIBLE BONDS (Cost $177,831,785)		172,864,176
U.S. Treasury Obligations – 17.9%

U.S. Treasury Notes:
0.25% 7/31/25	13,046,400	12,423,638
0.375% 4/30/25	9,644,000	9,260,123
0.75% 3/31/26 (e)	21,020,000	20,203,012
1.25% 12/31/26	5,729,000	5,596,517
1.50% 1/31/27	3,032,000	2,996,232
2.375% 8/15/24	10,900	11,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,156,954)		50,490,631
Asset-Backed Securities – 11.9%

TCI-Flatiron Clo Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.960% 1.429% 11/18/30 (a)(b)(c)	753,000	748,702
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	208,657	196,114
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (a)	243,406	229,876
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (a)	431,858	418,350
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (a)	100,000	99,739
AIMCO CLO 10 Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.060% 1.319% 7/22/32 (a)(b)(c)	723,000	718,671
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 1.341% 1/15/32 (a)(b)(c)	769,000	765,097
See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
AIMCO Series 2020-A 1.403% 1/17/32	$ 500,000	$ 499,878
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (a)	230,065	224,589
AmeriCredit Automobile Receivables Trust 2021-3 0.76% 8/18/26	709,000	696,347
ARES LII CLO Ltd. Series 2019-52A, Class A1R 3 month U.S. LIBOR + 1.05% 1.309% 4/22/31 (a)(b)(c)	908,000	907,374
BA Credit Card Trust 0.44% 9/15/26	791,000	769,015
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (a)	502,580	482,929
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	292,455
CarMax Auto Owner Trust Series 2021-1, Class A3 0.34% 12/15/25	371,000	363,483
Carvana Auto Receivables Trust Series 2021-P2, Class A3 0.49% 3/10/26	903,000	891,031
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	399,027	398,196
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	250,000	248,362
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 1.100% 1.341% 7/15/33 (a)(b)(c)	798,000	793,077
Cent CLO 21 Ltd. Series 2014-21A, Class A1R3 3 month U.S. LIBOR + 0.970% 1.238% 7/27/30 (a)(b)(c)	720,000	712,978
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (a)	496,151	479,999
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	348,187	331,341
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	28,748	28,792
DB Master Finance LLC Series 2021-1A, Class A2I 2.045% 11/20/51 (a)	1,000,000	966,890

	Principal Amount	Value
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	$ 40,265	$ 40,165
Dell Equipment Finance Trust Series 2020-2, Class A2 0.47% 10/24/22 (a)	52,061	52,039
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (a)	219,000	217,992
Dell Equipment Finance Trust Series 2021-1, Class A3 0.43% 5/22/26 (a)	253,000	249,674
Discover Card Execution Note Trust Series 2021-A1, Class A1 0.58% 9/15/26	855,000	828,467
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	17,625	17,650
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2 0.56% 12/11/34 (a)	405,171	398,818
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 1.341% 4/15/31 (a)(b)(c)	696,000	695,760
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (a)	329,307	326,061
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (a)	198,386	195,647
Exeter Automobile Receivables Trust Series 2021-2A, Class A3 0.30% 10/15/24	396,000	395,269
Finance Of America HECM Buyout 2.695% 11/25/24 (a)	700,000	700,000
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	257,552
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (a)	726,000	700,194
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	885,159
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	342,000	337,503
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (a)	169,000	166,296

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Asset-Backed Securities – continued
	Principal Amount	Value
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (a)	$ 403,000	$ 396,803
Madison Park Funding XXXII Ltd. Series 2018-32A, Class A1R 3 month U.S. LIBOR + 1.100% 1.259% 1/22/31 (a)(b)(c)	512,000	509,743
Marlette Funding Trust Series 2021-2A, Class A 0.51% 9/15/31 (a)	381,624	379,956
Marlette Funding Trust Series 2021-3 0.65% 12/15/31 (a)	267,282	265,282
Marlette Funding Trust Series 2022-1 1.36% 4/15/32 (a)	580,000	579,557
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	7,851	7,856
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	182,287	182,932
Niagara Park Clo Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.000% 1.241% 7/17/32 (a)(b)(c)	1,070,000	1,061,015
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A 0.87% 7/14/28 (a)	695,000	675,538
Palmer Square Loan Funding Ltd. Series 2021-2A, Class A1 3 month U.S. LIBOR + 0.800% 1.28% 5/20/29 (a)(b)(c)	527,041	526,068
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1 1.05% 4/15/30 (a)(c)	710,000	709,831
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (a)	445,000	438,867
Santander Retail Auto Lease Trust Series 2021-A, Class A3 0.51% 7/22/24 (a)	376,000	370,610
Slam Ltd. Series 2021-1A, Class A 2.434% 6/15/46 (a)	1,437,450	1,380,366
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.06% 1.301% 7/15/32 (a)(b)(c)	791,000	788,142
Symphony CLO XXIII Ltd. Series 2020-23A, Class AR 3 month U.S. LIBOR + 1.020% 1.261% 1/15/34 (a)(b)(c)	717,000	712,816

	Principal Amount	Value
TCI-Symphony CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.930% 1.171% 7/15/30 (a)(b)(c)	$ 805,000	$ 799,841
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (a)	174,000	173,266
Tesla Auto Lease Trust Series 2021-A, Class A3 0.56% 3/20/25 (a)	547,000	535,598
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (a)	62,294	61,930
Upstart Securitization Trust Series 2021-2, Class A 0.91% 6/20/31 (a)	251,645	249,900
Upstart Securitization Trust Series 2021-3, Class A 0.83% 7/20/31 (a)	396,045	392,310
Upstart Securitization Trust Series 2021-4, Class A 0.84% 9/20/31 (a)	555,859	547,450
Upstart Securitization Trust Series 2021-5, Class A 1.31% 11/20/31 (a)	648,130	640,496
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (a)	123,805	122,139
Verizon Master Trust Series 2021-1, Class A 0.50% 5/20/27	612,000	594,723
Verizon Master Trust Series 2021-1, Class B 0.69% 5/20/27	700,000	678,384
Voya CLO Ltd. Series 2017-1A, Class A1R 3 month U.S. LIBOR + 0.950% 1.191% 4/17/30 (a)(b)(c)	700,000	697,531
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24	244,000	241,912
TOTAL ASSET-BACKED SECURITIES (Cost $33,951,905)		33,448,393
Collateralized Mortgage Obligations – 7.4%

PRIVATE SPONSOR – 7.2%
Angel Oak Mortgage Trust 2021-8 1.82% 11/25/66 (c)	542,034	529,982
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	137,293
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48	$ 430,896	$ 440,888
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A 1.25% 1/15/39 (a)	174,000	172,502
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	824,936	848,733
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	217,377
Blox Trust 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	352,000	345,176
Brass No 10 PLC 0.669% 4/16/69 (a)(c)	163,933	161,585
BX 2021-LBA3 Mortgage Trust 1 month U.S. LIBOR + 0.689% 0.881% 10/15/36 (a)(b)(c)	323,000	315,722
BX Commercial Mortgage Trust 2021-ACNT 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	319,000	315,612
BX Commercial Mortgage Trust 2021-SOAR 1 month U.S. LIBOR + 0.67% 0.861% 6/15/38 (a)(b)(c)	464,000	453,544
BX Commercial Mortgage Trust 2021-VINO 1 month U.S. LIBOR + 0.652% 0.843% 5/15/38 (a)(b)(c)	300,000	293,630
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	337,032	335,554
BX Trust 1 month U.S. LIBOR + 0.636% 0.827% 10/15/26 (a)(b)(c)	298,000	291,285
BX Trust Series 2022-LP2, Class A 1.063% 2/15/39 (a)	444,000	439,555
Cascade Funding Mortgage Trust 2021-HB6 0.898% 6/25/36 (a)(c)	264,444	263,117
CFMT 2021-EBO1 LLC 0.985% 11/25/50 (a)(c)	226,796	225,091
CFMT 2021-HB7 LLC 1.151% 10/27/31 (a)(c)	209,348	207,164

	Principal Amount	Value

CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (a)(c)	$ 140,146	$ 139,291
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.141% 11/15/36 (a)(b)(c)	100,000	98,747
CIM Retail Portfolio Trust 2021-RETL 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	199,786	196,388
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	131,597
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	104,299	106,104
COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46 (c)	131,000	134,755
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	72,757	72,900
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	625,000	603,780
Credit Suisse Mortgage Capital Certificates 2.436% 2/25/61 (a)(c)	700,430	681,619
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	98,110	95,758
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 0.893% 11/15/38 (a)(b)(c)	443,000	433,862
GCAT 2021-NQM7 Trust 1.915% 8/25/66 (c)	328,062	321,249
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	190,000	187,971
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	262,686
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (a)	147,000	147,591
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	773,730

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	$ 104,136	$ 103,089
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	336,864
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	340,788
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	274,044
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	201,061
Legacy Mortgage Asset Trust 2021-GS5 2.25% 7/25/67 (a)	603,991	595,720
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	286,044	280,313
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	306,560	311,610
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	332,392	337,450
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	111,410	112,745
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	302,747
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	82,859	84,582
NYMT Loan Trust 2021-SP1 1.67% 8/25/61 (a)	197,568	193,327
Oceanview Trust 2021-EBO1 1.219% 12/29/51 (a)(c)	552,211	549,026
OPG Trust 2021-PORT 1 month U.S. LIBOR + 0.484% 0.675% 10/15/36 (a)(b)(c)	720,000	691,808

	Principal Amount	Value

PRPM 2021-2 LLC 2.115% 3/25/26 (a)(c)	$ 474,912	$ 466,710
PRPM 2021-5 LLC 1.793% 6/25/26 (a)	655,743	624,335
PRPM 2021-8 LLC 1.743% 9/25/26 (a)(c)	564,101	549,241
PRPM 2021-RPL1 LLC 1.319% 7/25/51 (a)(c)	93,606	91,372
PRPM 2021-RPL2 LLC 1.455% 10/25/51 (a)(c)	119,120	116,972
RMF Buyout Issuance Trust 2021-HB1 1.259% 11/25/31 (a)(c)	389,731	385,374
SREIT Trust 2021-MFP 1 month U.S. LIBOR + 0.731% 0.922% 11/15/38 (a)(b)(c)	299,000	293,012
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (a)	239,000	240,387
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	92,312	92,783
VCAT 2021-NPL2 LLC 2.115% 3/27/51 (a)	521,693	511,818
VCAT Asset Securitization LLC 1.743% 5/25/51 (a)	1,008,065	1,007,919
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58	251,779	257,157
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57	253,626	258,329
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	280,998	287,249
TOTAL PRIVATE SPONSOR		20,279,670
U.S. GOVERNMENT AGENCY – 0.2%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	47,791	48,128
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	382,805	389,050
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	117,879	118,678
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	5,279	5,290
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – continued
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	$ 6,965	$ 6,984
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	174,688	177,253
TOTAL U.S. GOVERNMENT AGENCY		745,383
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,472,040)		21,025,053
U.S. Government Agency - Mortgage Securities – 0.7%

Fannie Mae – 0.6%
3.00% 7/1/36 to 3/1/50	1,439,379	1,472,692
4.50% 3/1/39 to 9/1/49	286,774	307,525
TOTAL FANNIE MAE		1,780,217
Freddie Mac – 0.1%
3.00% 2/1/34	311,650	320,428
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,158,871)		2,100,645
Municipal Securities – 0.1%

California Gen. Oblig. Series 2019 2.400% 10/1/25 (Cost $221,362)	220,000	223,834
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,128)	200,000	194,300

Money Market Fund – 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.07% (f) (Cost $4,913,562)	4,912,582	$ 4,913,564
TOTAL INVESTMENT IN SECURITIES – 101.3% (Cost $292,905,607)		285,260,596
NET OTHER ASSETS (LIABILITIES) – (1.3%)		(3,578,101)
NET ASSETS – 100.0%		$ 281,682,495

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,051,208 or 29.1% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $67,333.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	54	June 2022	$6,387,188	$40,098	$40,098
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$1,618,747	$32,732,875	$29,438,058	$1,064	$—	$—	$4,913,564	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 172,864,176	$ —	$ 172,864,176	$ —
U.S. Treasury Obligations	50,490,631	—	50,490,631	—
Asset-Backed Securities	33,448,393	—	33,448,393	—
Collateralized Mortgage Obligations	21,025,053	—	21,025,053	—
U.S. Government Agency - Mortgage Securities	2,100,645	—	2,100,645	—
Municipal Securities	223,834	—	223,834	—
Foreign Government and Government Agency Obligations	194,300	—	194,300	—
Money Market Funds	4,913,564	4,913,564	—	—
Total Investments in Securities:	$ 285,260,596	$ 4,913,564	$ 280,347,032	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 40,098	$ 40,098	$ —	$ —
Total Assets	$ 40,098	$ 40,098	$ —	$ —
Total Derivative Instruments:	$ 40,098	$ 40,098	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Interest Rate Risk
Futures Contracts(a)	$40,098	$0
Total Interest Rate Risk	$40,098	$0
Total Value of Derivatives	$40,098	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	80.3%
Cayman Islands	4.4%
United Kingdom	3.5%
Japan	2.3%
Canada	1.9%
France	1.8%
Netherlands	1.6%
Switzerland	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	3.1%
101.3%
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 89.2%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 0.69% 3/25/24 (a)(b)	$ 650,000	$ 650,111
3 month U.S. LIBOR + 1.180% 1.381% 6/12/24 (a)(b)	1,470,000	1,496,024
Verizon Communications, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.790% 0.839% 3/20/26 (a)(b)	880,000	885,949
3 month U.S. LIBOR + 1.000% 1.211% 3/16/22 (a)(b)	195,000	195,070
3 month U.S. LIBOR + 1.100% 1.606% 5/15/25 (a)(b)	1,513,000	1,539,650
		4,766,804
Interactive Media & Services – 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.146% 4/11/24 (a)(b)(c)	600,000	600,112
3 month U.S. LIBOR + 0.910% 1.146% 4/11/24 (a)(b)	200,000	200,038
		800,150
Media – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.967% 2/1/24 (a)(b)	538,000	550,024
Comcast Corp. 3 month U.S. LIBOR + 0.630% 0.871% 4/15/24 (a)(b)	831,000	839,390
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.57% 3/4/22 (a)(b)	734,000	734,018
		2,123,432
TOTAL COMMUNICATION SERVICES		7,690,386
CONSUMER DISCRETIONARY – 3.6%
Automobiles – 2.9%
BMW U.S. Capital LLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 8/12/24 (a)(b)(c)	1,900,000	1,900,000
3 month U.S. LIBOR + 0.530% 0.768% 4/14/22 (a)(b)(c)	584,000	584,279
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 1.151% 5/4/23 (a)(b)(c)	900,000	905,386

	Principal Amount	Value

General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 0.809% 3/8/24 (a)(b)	$ 840,000	$ 841,862
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.040% 1.09% 2/26/27 (a)(b)	400,000	398,800
3 month U.S. LIBOR + 0.990% 1.199% 1/5/23 (a)(b)	561,000	562,682
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.640% 0.83% 3/8/24 (a)(b)(c)	600,000	598,956
3 month U.S. LIBOR + 0.690% 0.91% 9/28/22 (a)(b)(c)	370,000	370,211
Toyota Motor Credit Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.369% 1/13/25 (a)(b)	290,000	289,079
		6,451,255
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.169% 1/30/23 (a)(b)	535,000	538,100
Machinery – 0.4%
Daimler Trucks Finance North America LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.750% 0.799% 12/13/24 (a)(b)(c)	1,000,000	1,001,397
Specialty Retail – 0.1%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.481% 3/1/22 (a)(b)	116,000	116,000
TOTAL CONSUMER DISCRETIONARY		8,106,752
CONSUMER STAPLES – 0.6%
Beverages – 0.1%
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.674% 5/2/22 (a)(b)	184,000	184,106
Food & Staples Retailing – 0.1%
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.78% 6/24/22 (a)(b)(c)	200,000	200,229
Food Products – 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 1.249% 10/17/23 (a)(b)	502,000	508,477

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.386% 8/15/22 (a)(b)	$ 438,000	$ 438,867
TOTAL CONSUMER STAPLES		1,331,679
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.864% 9/19/22 (a)(b)	39,000	39,058
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.655% 3/3/22 (a)(b)	162,000	162,002
3 month U.S. LIBOR + 0.530% 0.705% 3/3/22 (a)(b)	44,000	44,001
3 month U.S. LIBOR + 0.900% 1.277% 5/11/23 (a)(b)	750,000	757,247
Chevron USA, Inc. 3 month U.S. LIBOR + 0.200% 0.577% 8/11/23 (a)(b)	160,000	160,323
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.406% 5/15/22 (a)(b)	716,000	717,432
Enbridge, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 0.45% 2/17/23 (a)(b)	1,040,000	1,038,959
0.68% 2/16/24	300,000	300,768
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.370% 0.55% 3/6/22 (a)(b)	52,000	52,001
3 month U.S. LIBOR + 0.330% 0.789% 8/16/22 (a)(b)	1,450,000	1,452,506
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.795% 11/13/23 (a)(b)	695,000	697,512
TOTAL ENERGY		5,421,809
FINANCIALS – 68.0%
Banks – 42.8%
ANZ New Zealand International, Ltd. 0.65% 2/18/25	400,000	400,632
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.168% 6/14/23 (a)(b)(c)	1,200,000	1,211,223
Banco Santander SA 3 month U.S. LIBOR + 1.560% 1.796% 4/11/22 (a)(b)	400,000	400,594

	Principal Amount	Value

Bank of America Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.78% 10/24/24 (a)(b)	$ 1,010,000	$ 1,015,329
3 month U.S. LIBOR + 0.790% 0.97% 3/5/24 (a)(b)	1,130,000	1,136,611
3 month U.S. LIBOR + 0.770% 1.085% 2/5/26 (a)(b)	1,161,000	1,168,253
3 month U.S. LIBOR + 0.960% 1.219% 7/23/24 (a)(b)	1,672,000	1,685,461
3 month U.S. LIBOR + 1.000% 1.259% 4/24/23 (a)(b)	2,866,000	2,869,697
Bank of Montreal:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.319% 4/14/23 (a)(b)	550,000	549,057
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.37% 7/9/24 (a)(b)	1,560,000	1,555,095
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.465% 0.515% 1/10/25 Series MTN (a)(b)	320,000	320,433
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 0.729% 3/10/23 (a)(b)	3,500,000	3,511,106
3 month U.S. LIBOR + 0.630% 0.831% 9/11/22 (a)(b)	440,000	441,043
Bank of New Zealand U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.810% 0.86% 1/27/27 (a)(b)(c)	350,000	351,573
Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 7/31/24 (a)(b)	2,010,000	2,007,547
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.545% 0.595% 3/2/26 (a)(b)	1,079,000	1,077,480
3 month U.S. LIBOR + 0.640% 0.828% 3/7/22 (a)(b)	250,000	250,031
3 month U.S. LIBOR + 0.620% 0.834% 9/19/22 (a)(b)	1,264,000	1,267,034
Banque Federative du Credit Mutuel SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 0.46% 2/4/25 (a)(b)(c)	1,030,000	1,026,350
3 month U.S. LIBOR + 0.960% 1.214% 7/20/23 (a)(b)(c)	600,000	605,812
See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Barclays PLC 3 month U.S. LIBOR + 1.380% 1.839% 5/16/24 (a)(b)	$ 1,550,000	$ 1,568,023
BPCE SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.619% 1/14/25 (a)(b)(c)	480,000	479,309
3 month U.S. LIBOR + 0.880% 1.403% 5/31/22 (a)(b)	750,000	751,076
3 month U.S. LIBOR + 1.240% 1.441% 9/12/23 (a)(b)(c)	250,000	253,087
3 month U.S. LIBOR + 1.220% 1.70% 5/22/22 (a)(b)(c)	250,000	250,565
Canadian Imperial Bank of Commerce:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 12/14/23 (a)(b)	1,674,000	1,674,904
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 0.47% 10/18/24 (a)(b)	290,000	290,153
3 month U.S. LIBOR + 0.660% 0.861% 9/13/23 (a)(b)	654,000	658,361
3 month U.S. LIBOR + 0.720% 0.931% 6/16/22 (a)(b)	116,000	116,219
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.669% 0.719% 5/1/25 (a)(b)	210,000	210,353
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.664% 0.744% 1/25/26 (a)(b)	640,000	640,646
3 month U.S. LIBOR + 0.950% 1.209% 7/24/23 (a)(b)	908,000	910,985
3 month U.S. LIBOR + 1.250% 1.464% 7/1/26 (a)(b)	990,000	1,007,758
3 month U.S. LIBOR + 1.023% 1.546% 6/1/24 (a)(b)	1,287,000	1,296,485
3 month U.S. LIBOR + 1.100% 1.569% 5/17/24 (a)(b)	1,164,000	1,173,575
3 month U.S. LIBOR + 1.430% 1.953% 9/1/23 (a)(b)	1,078,000	1,083,339
Commonwealth Bank of Australia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 7/7/25 (a)(b)(c)	1,500,000	1,500,000
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.569% 6/15/26 (a)(b)(c)	410,000	411,041

	Principal Amount	Value

3 month U.S. LIBOR + 0.680% 0.894% 9/18/22 (a)(b)(c)	$ 351,000	$ 352,037
3 month U.S. LIBOR + 0.700% 0.901% 3/10/22 (a)(b)(c)	175,000	175,026
3 month U.S. LIBOR + 0.700% 0.911% 3/16/23 (a)(b)(c)	852,000	856,680
3 month U.S. LIBOR + 0.820% 1.00% 6/4/24 (a)(b)(c)	103,000	104,494
Cooperatieve Rabobank UA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.349% 1/12/24 (a)(b)	546,000	546,483
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.429% 1/10/25 (a)(b)	630,000	630,362
3 month U.S. LIBOR + 0.480% 0.711% 1/10/23 (a)(b)	1,000,000	1,002,580
Credit Suisse AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.43% 8/9/23 (a)(b)	1,500,000	1,497,388
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.261% 9/12/23 (a)(b)(c)	800,000	802,842
Federation des Caisses Desjardins du Quebec U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.430% 0.48% 5/21/24 (a)(b)(c)	510,000	509,747
HSBC Holdings PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.63% 11/22/24 (a)(b)	760,000	760,767
3 month U.S. LIBOR + 1.230% 1.431% 3/11/25 (a)(b)	1,200,000	1,213,892
3 month U.S. LIBOR + 1.000% 1.488% 5/18/24 (a)(b)	800,000	805,971
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.214% 10/2/23 (a)(b)	1,000,000	1,011,472
3 month U.S. LIBOR + 1.150% 1.37% 3/29/22 (a)(b)	200,000	200,144
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.535% 0.585% 6/1/25 (a)(b)	210,000	209,212
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.629% 3/16/24 (a)(b)	1,860,000	1,862,905

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 0.649% 12/10/25 (a)(b)	$ 750,000	$ 749,016
0.97% 2/24/26	600,000	598,434
3 month U.S. LIBOR + 0.730% 0.989% 4/23/24 (a)(b)	510,000	511,686
3 month U.S. LIBOR + 0.850% 1.081% 1/10/25 (a)(b)	702,000	709,330
3 month U.S. LIBOR + 0.890% 1.149% 7/23/24 (a)(b)	566,000	570,410
3 month U.S. LIBOR + 0.900% 1.158% 4/25/23 (a)(b)	320,000	320,317
3 month U.S. LIBOR + 1.230% 1.489% 10/24/23 (a)(b)	2,602,000	2,617,108
KeyBank N.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.37% 6/14/24 (a)(b)	340,000	338,782
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 1.048% 7/25/22 (a)(b)	3,074,000	3,081,838
3 month U.S. LIBOR + 0.860% 1.127% 7/26/23 (a)(b)	1,072,000	1,080,483
3 month U.S. LIBOR + 0.740% 1.263% 3/2/23 (a)(b)	306,000	307,486
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 0.97% 3/5/23 (a)(b)	600,000	603,243
1.01% 5/22/26	700,000	700,420
3 month U.S. LIBOR + 0.880% 1.081% 9/11/22 (a)(b)	400,000	401,373
3 month U.S. LIBOR + 0.840% 1.081% 7/16/23 (a)(b)	800,000	801,552
3 month U.S. LIBOR + 0.630% 1.128% 5/25/24 (a)(b)	1,500,000	1,503,761
3 month U.S. LIBOR + 1.000% 1.201% 9/11/24 (a)(b)	1,140,000	1,150,152
National Australia Bank Ltd.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.429% 1/12/25 (a)(b)(c)	1,970,000	1,970,571
3 month U.S. LIBOR + 0.720% 1.20% 5/22/22 (a)(b)(c)	1,000,000	1,001,510
Natwest Group PLC:
3 month U.S. LIBOR + 1.550% 1.77% 6/25/24 (a)(b)	200,000	202,737
3 month U.S. LIBOR + 1.470% 1.976% 5/15/23 (a)(b)	200,000	200,304

	Principal Amount	Value

PNC Bank N.A. 3 month U.S. LIBOR + 0.500% 0.768% 7/27/22 (a)(b)	$ 250,000	$ 250,471
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.39% 10/7/24 Series MTN (a)(b)	780,000	778,774
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.45% 8/5/22 (a)(b)	1,490,000	1,491,392
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.50% 10/26/23 (a)(b)	810,000	810,220
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.525% 0.575% 1/20/26 (a)(b)	1,792,000	1,786,086
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.590% 0.64% 11/2/26 (a)(b)	330,000	329,508
3 month U.S. LIBOR + 0.470% 0.769% 4/29/22 (a)(b)	1,884,000	1,885,508
3 month U.S. LIBOR + 0.660% 0.869% 10/5/23 (a)(b)	860,000	865,653
Standard Chartered PLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.250% 1.299% 10/14/23 (a)(b)(c)	300,000	301,368
Sumitomo Mitsui Financial Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.880% 0.929% 1/14/27 (a)(b)	270,000	271,986
3 month U.S. LIBOR + 0.740% 0.981% 10/18/22 to 1/17/23 (a)(b)	392,000	393,743
3 month U.S. LIBOR + 0.780% 1.018% 7/12/22 (a)(b)	18,000	18,048
3 month U.S. LIBOR + 0.800% 1.041% 10/16/23 (a)(b)	268,000	270,384
3 month U.S. LIBOR + 0.860% 1.108% 7/19/23 (a)(b)	1,932,000	1,948,806
Swedbank AB 3 month U.S. LIBOR + 0.700% 0.898% 3/14/22 (a)(b)(c)	400,000	400,080
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.29% 1/6/23 (a)(b)	410,000	410,035
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.350% 0.399% 9/10/24 (a)(b)	950,000	946,549
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 0.404% 3/4/24 (a)(b)	$ 1,000,000	$ 997,880
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 0.459% 1/10/25 Series MTN (a)(b)	950,000	949,753
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.53% 1/27/23 (a)(b)	980,000	981,876
3 month U.S. LIBOR + 0.640% 0.888% 7/19/23 (a)(b)	793,000	798,769
Truist Bank U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.249% 1/17/24 (a)(b)	1,500,000	1,498,143
Truist Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.449% 6/9/25 (a)(b)	1,060,000	1,056,759
Wells Fargo & Co. 3 month U.S. LIBOR + 1.230% 1.529% 10/31/23 (a)(b)	2,536,000	2,553,387
Westpac Banking Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.569% 6/3/26 (a)(b)	1,060,000	1,059,333
3 month U.S. LIBOR + 0.390% 0.634% 1/13/23 (a)(b)	500,000	500,880
3 month U.S. LIBOR + 0.570% 0.806% 1/11/23 (a)(b)	1,328,000	1,333,014
3 month U.S. LIBOR + 0.710% 0.93% 6/28/22 (a)(b)	846,000	847,672
3 month U.S. LIBOR + 0.720% 1.226% 5/15/23 (a)(b)	699,000	704,114
3 month U.S. LIBOR + 0.770% 1.278% 2/26/24 (a)(b)	172,000	173,664
		95,702,610
Capital Markets – 9.4%
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.398% 12/14/23 (a)(b)(c)	1,260,000	1,263,656
3 month U.S. LIBOR + 1.240% 1.441% 6/12/24 (a)(b)(c)	1,000,000	1,008,355
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.549% 9/10/24 (a)(b)	1,330,000	1,323,729

	Principal Amount	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.629% 3/8/24 (a)(b)	$ 2,330,000	$ 2,327,258
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.75% 1/24/25 (a)(b)	300,000	300,228
3 month U.S. LIBOR + 0.750% 1.214% 2/23/23 (a)(b)	415,000	416,451
3 month U.S. LIBOR + 1.050% 1.23% 6/5/23 (a)(b)	304,000	304,519
3 month U.S. LIBOR + 1.000% 1.259% 7/24/23 (a)(b)	906,000	907,992
3 month U.S. LIBOR + 1.600% 2.108% 11/29/23 (a)(b)	2,656,000	2,706,533
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.625% 0.675% 1/24/25 (a)(b)	790,000	790,806
1.00% 2/18/26	800,000	799,152
3 month U.S. LIBOR + 1.220% 1.559% 5/8/24 (a)(b)	1,192,000	1,203,038
3 month U.S. LIBOR + 1.400% 1.659% 10/24/23 (a)(b)	4,097,000	4,127,763
The Bank of New York Mellon Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.25% 10/25/24 Series MTN (a)(b)	150,000	149,520
3 month U.S. LIBOR + 1.050% 1.349% 10/30/23 (a)(b)	1,115,000	1,121,143
The Charles Schwab Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.549% 3/18/24 (a)(b)	1,503,000	1,505,327
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 0.57% 5/13/26 (a)(b)	180,000	179,475
UBS Group AG 3 month U.S. LIBOR + 0.950% 1.456% 8/15/23 (a)(b)(c)	600,000	601,909
		21,036,854
Consumer Finance – 4.8%
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 0.70% 11/4/26 (a)(b)	550,000	555,637
3 month U.S. LIBOR + 0.750% 1.053% 8/3/23 (a)(b)	1,424,000	1,432,554
3 month U.S. LIBOR + 0.620% 1.10% 5/20/22 (a)(b)	294,000	294,151

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
3 month U.S. LIBOR + 0.650% 1.158% 2/27/23 (a)(b)	$ 26,000	$ 26,108
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.420% 0.61% 9/8/23 (a)(b)	900,000	902,071
3 month U.S. LIBOR + 0.370% 0.736% 5/10/23 (a)(b)	660,000	661,011
3 month U.S. LIBOR + 0.540% 0.76% 6/27/22 (a)(b)	398,000	398,541
Capital One Financial Corp. 3 month U.S. LIBOR + 0.720% 1.019% 1/30/23 (a)(b)	1,264,000	1,267,181
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.080% 1.383% 8/3/22 (a)(b)	200,000	200,164
3 month U.S. LIBOR + 1.235% 1.741% 2/15/23 (a)(b)	600,000	597,526
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 0.309% 6/18/24 (a)(b)	1,500,000	1,496,181
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.39% 10/14/22 (a)(b)	1,259,000	1,259,705
3 month U.S. LIBOR + 0.480% 0.67% 9/8/22 (a)(b)	1,740,000	1,742,920
		10,833,750
Diversified Financial Services – 4.5%
Bank of America Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.690% 0.74% 4/22/25 (a)(b)	1,200,000	1,202,724
Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.460% 0.51% 1/10/25 (a)(b)	200,000	199,201
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.279% 4/24/23 (a)(b)(c)	250,000	251,936
Deutsche Bank AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.219% 1.269% 11/16/27 (a)(b)	500,000	494,295
3 month U.S. LIBOR + 1.190% 1.649% 11/16/22 (a)(b)	700,000	703,243
3 month U.S. LIBOR + 1.230% 1.738% 2/27/23 (a)(b)	100,000	100,690

	Principal Amount	Value

Macquarie Group Ltd.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.710% 0.759% 10/14/25 (a)(b)(c)	$ 560,000	$ 560,442
3 month U.S. LIBOR + 1.020% 1.528% 11/28/23 (a)(b)(c)	414,000	415,847
3 month U.S. LIBOR + 1.350% 1.57% 3/27/24 (a)(b)(c)	678,000	684,648
NatWest Markets PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.530% 0.58% 8/12/24 (a)(b)(c)	500,000	500,249
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 0.809% 9/29/26 (a)(b)(c)	450,000	450,562
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.662% 1.711% 9/29/22 (a)(b)(c)	420,000	422,958
Societe Generale S.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.050% 1.10% 1/21/26 (a)(b)(c)	630,000	631,901
UBS AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.37% 6/1/23 (a)(b)(c)	450,000	450,114
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.41% 2/9/24 (a)(b)(c)	1,651,000	1,648,049
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.50% 8/9/24 (a)(b)(c)	1,270,000	1,268,391
		9,985,250
Insurance – 6.3%
AIG Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.429% 12/15/23 (a)(b)(c)	344,000	344,141
Athene Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.560% 0.61% 8/19/24 (a)(b)(c)	1,000,000	997,020
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.75% 5/24/24 (a)(b)(c)	1,400,000	1,401,414
Jackson National Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 0.649% 1/6/23 (a)(b)(c)	380,000	380,653
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
3 month U.S. LIBOR + 0.730% 0.95% 6/27/22 (a)(b)(c)	$ 978,000	$ 980,134
MassMutual Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.409% 4/12/24 (a)(b)(c)	1,800,000	1,802,301
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.369% 1/7/24 (a)(b)(c)	2,664,000	2,662,447
New York Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.310% 0.36% 4/26/24 (a)(b)(c)	280,000	280,261
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.38% 1/14/25 (a)(b)(c)	1,470,000	1,469,575
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.409% 10/21/23 (a)(b)(c)	870,000	871,974
3 month U.S. LIBOR + 0.520% 0.721% 6/10/22 (a)(b)(c)	1,010,000	1,011,047
Northwestern Mutual Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.38% 3/25/24 (a)(b)(c)	424,000	424,264
Pacific Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 0.669% 6/4/26 (a)(b)(c)	760,000	761,868
Principal Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.499% 4/12/24 (a)(b)(c)	650,000	651,250
		14,038,349
REITs - Diversified – 0.2%
Simon Property Group LP U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 0.479% 1/11/24 (a)(b)	430,000	430,376
TOTAL FINANCIALS		152,027,189
HEALTH CARE – 3.4%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.21% 6/6/22 (a)(b)	479,000	480,077

	Principal Amount	Value

Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 0.973% 6/15/22 (a)(b)	$ 406,000	$ 406,654
		886,731
Health Care Providers & Services – 0.2%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 1.131% 7/15/23 (a)(b)	390,000	393,763
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 0.439% 10/18/23 (a)(b)	2,180,000	2,177,471
Pharmaceuticals – 1.8%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 1.13% 11/21/22 (a)(b)	880,000	883,177
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 1.134% 8/17/23 (a)(b)	949,000	955,029
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 1.213% 12/15/23 (a)(b)(c)	1,372,000	1,382,919
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 0.839% 5/16/22 (a)(b)	306,000	306,222
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.533% 9/15/23 (a)(b)	180,000	180,364
Roche Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.289% 3/5/24 (a)(b)(c)	311,000	311,173
		4,018,884
TOTAL HEALTH CARE		7,476,849
INDUSTRIALS – 2.4%
Air Freight & Logistics – 0.5%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.450% 0.664% 4/1/23 (a)(b)	366,000	367,415
3 month U.S. LIBOR + 0.380% 0.839% 5/16/22 (a)(b)	696,000	696,530
		1,063,945
Industrial Conglomerates – 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.709% 8/8/22 (a)(b)	810,000	811,070

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 1.5%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.319% 9/13/24 (a)(b)	$ 1,690,000	$ 1,690,000
John Deere Capital Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 0.249% 10/11/24 (a)(b)	110,000	109,732
3 month U.S. LIBOR + 0.480% 0.67% 9/8/22 (a)(b)	1,475,000	1,477,570
3 month U.S. LIBOR + 0.550% 0.738% 6/7/23 (a)(b)	200,000	200,515
		3,477,817
TOTAL INDUSTRIALS		5,352,832
INFORMATION TECHNOLOGY – 0.4%
Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.727% 5/11/22 (a)(b)	240,000	240,152
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 1.029% 1/30/23 (a)(b)	240,000	241,469
		481,621
Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc. 3 month U.S. LIBOR + 0.350% 0.727% 5/11/22 (a)(b)	506,000	506,377
TOTAL INFORMATION TECHNOLOGY		987,998
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.616% 11/15/23 (a)(b)	252,000	255,025
UTILITIES – 4.9%
Electric Utilities – 0.8%
Duke Energy Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.299% 6/10/23 (a)(b)	432,000	431,002
3 month U.S. LIBOR + 0.650% 0.851% 3/11/22 (a)(b)	920,000	920,073
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 0.42% 5/10/23 (a)(b)	455,000	454,613
		1,805,688

	Principal Amount	Value

Multi-Utilities – 4.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.733% 9/15/23 (a)(b)	$ 1,680,000	$ 1,680,154
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.30% 8/15/23 (a)(b)	375,000	374,450
Florida Power & Light Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.30% 5/10/23 (a)(b)	512,000	512,000
NextEra Energy Capital Holdings, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.45% 11/3/23 (a)(b)	1,450,000	1,450,009
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.59% 3/1/23 (a)(b)	750,000	751,661
3 month U.S. LIBOR + 0.270% 0.75% 2/22/23 (a)(b)	2,108,000	2,105,738
Pacific Gas and Electric Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.150% 2.194% 11/14/22 (a)(b)	500,000	499,823
PPL Electric Utilities Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.379% 6/24/24 (a)(b)	585,000	582,954
Southern California Edison Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.879% 4/1/24 (a)(b)	700,000	701,351
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.548% 9/14/23 (a)(b)	420,000	419,080
		9,077,220
TOTAL UTILITIES		10,882,908
TOTAL NONCONVERTIBLE BONDS (Cost $199,428,653)		199,533,427
U.S. Treasury Obligations – 10.5%

U.S. Treasury Bonds:
1.25% 8/15/31	2,040,000	1,937,044
1.375% 11/15/31	4,890,000	4,687,523
5.25% 2/15/29	2,000	2,449
6.125% 11/15/27	1,000	1,236
6.25% 5/15/30	1,220,000	1,633,561
See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
U.S. Treasury Obligations – continued
	Principal Amount	Value
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30	$ 2,245,000	$ 2,038,862
0.875% 11/15/30	2,430,000	2,244,807
1.125% 2/15/31	3,408,000	3,210,842
1.50% 2/15/30	2,763,000	2,698,890
1.625% 8/15/29 to 5/15/31	3,845,600	3,781,566
1.75% 11/15/29	73,200	72,963
2.375% 5/15/29	1,194,800	1,239,465
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,594,993)		23,549,208

Money Market Fund – 2.7%
	Shares
Fidelity Cash Central Fund, 0.07% (d) (Cost $5,974,953)	5,973,758	5,974,953
TOTAL INVESTMENT IN SECURITIES – 102.4% (Cost $229,998,599)		229,057,588
NET OTHER ASSETS (LIABILITIES) – (2.4%)		(5,444,201)
NET ASSETS – 100.0%		$ 223,613,387

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,615,343 or 20.0% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$3,328,989	$39,528,159	$36,882,195	$1,115	$983	$(983)	$5,974,953	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 199,533,427	$ —	$ 199,533,427	$ —
U.S. Treasury Obligations	23,549,208	—	23,549,208	—
Money Market Funds	5,974,953	5,974,953	—	—
Total Investments in Securities:	$ 229,057,588	$ 5,974,953	$ 223,082,635	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	65.2%
Canada	12.9%
Australia	5.6%
Japan	5.6%
United Kingdom	3.6%
Switzerland	3.5%
France	1.9%
Netherlands	1.8%
Others (Individually Less Than 1%)	2.3%
102.4%
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 35.5%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.6%
Communication Services – 0.0%
AXIAN TELECOM Co. 7.375% 2/16/27	$ 200,000	$ 196,000
Communications Equipment – 0.1%
CommScope, Inc. 4.75% 9/1/29 (a)	600,000	559,500
Meituan:
2.125% 10/28/25	400,000	367,932
3.05% 10/28/30	200,000	166,913
Prosus N.V. 4.193% 1/19/32 (a)	400,000	356,000
Tencent Holdings Ltd. 1.81% 1/26/26	250,000	242,781
		1,693,126
Diversified Telecommunication Services – 1.3%
Altice France Holding SA 6.00% 2/15/28 (a)	3,650,000	3,212,000
Altice France SA:
5.125% 1/15/29 (a)	515,000	467,363
5.50% 1/15/28 (a)	630,000	589,050
8.125% 2/1/27 (a)	985,000	1,036,910
AT&T, Inc.:
2.55% 12/1/33	2,454,000	2,276,147
3.80% 12/1/57	3,772,000	3,538,901
4.30% 2/15/30	315,000	342,928
4.45% 4/1/24	29,000	30,275
4.50% 3/9/48	10,000	10,709
5.15% 11/15/46	500,000	577,570
6.30% 1/15/38	290,000	371,837
Frontier Communications Holdings LLC:
5.00% 5/1/28 (a)	210,000	203,858
5.875% 10/15/27 (a)	770,000	780,888
6.75% 5/1/29 (a)	1,620,000	1,572,688
Intelsat Jackson Holdings S.A. 6.50% 3/15/30 (a)	565,000	574,888
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	65,000	56,931
4.25% 7/1/28 (a)	390,000	360,122
4.625% 9/15/27 (a)	1,000,000	965,000
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	570,000	530,308
5.625% 4/1/25	205,000	203,830
6.875% 1/15/28	15,000	14,461
Ooredoo International Finance Ltd. 2.625% 4/8/31	300,000	286,500
Sprint Capital Corp.:
6.875% 11/15/28	3,988,000	4,735,630
8.75% 3/15/32	310,000	430,125

	Principal Amount	Value

Telecom Italia Capital SA 6.00% 9/30/34	$ 693,000	$ 658,350
Telecom Italia SpA 5.303% 5/30/24 (a)	210,000	216,125
Verizon Communications, Inc.:
2.10% 3/22/28	1,241,000	1,198,591
2.55% 3/21/31	3,163,000	3,036,189
2.987% 10/30/56	1,624,000	1,384,670
3.00% 3/22/27	221,000	223,589
4.862% 8/21/46	875,000	1,046,209
5.012% 4/15/49	38,000	45,950
		30,978,592
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	82,278
Tencent Holdings Ltd. 2.88% 4/22/31 (a)	300,000	288,282
		370,560
Internet & Direct Marketing Retail – 0.0%
B2W Digital Lux Sarl 4.375% 12/20/30	250,000	215,625
JD.com, Inc. 3.375% 1/14/30	200,000	200,598
		416,223
Internet Software & Services – 0.0%
Baidu, Inc. 1.72% 4/9/26	375,000	359,419
Media – 1.6%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	1,000,000	1,006,980
Altice Financing SA 5.00% 1/15/28 (a)	200,000	180,214
Bharti Airtel International Netherlands BV 5.35% 5/20/24 (a)	200,000	211,037
Cable Onda S.A. 4.50% 1/30/30	250,000	236,719
Cable One, Inc. 4.00% 11/15/30 (a)	200,000	184,996
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	225,000	216,693
4.50% 5/1/32	460,000	437,000
4.75% 3/1/30 (a)	3,679,000	3,612,723
5.00% 2/1/28 (a)	200,000	201,219
5.125% 5/1/27 (a)	370,000	373,700
5.375% 6/1/29 (a)	1,314,000	1,334,538
5.50% 5/1/26 (a)	100,000	102,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	$ 334,000	$ 336,444
5.375% 5/1/47	3,681,000	3,884,415
5.75% 4/1/48	1,936,000	2,140,002
6.484% 10/23/45	197,000	235,384
Comcast Corp.:
3.90% 3/1/38	71,000	72,287
4.65% 7/15/42	162,000	183,559
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	291,824
5.375% 2/1/28 (a)	1,415,000	1,375,203
5.50% 4/15/27 (a)	600,000	598,500
5.75% 1/15/30 (a)	955,000	844,449
Discovery Communications LLC:
3.625% 5/15/30	3,369,000	3,387,561
4.65% 5/15/50	1,770,000	1,809,414
DISH DBS Corp. 7.75% 7/1/26	200,000	202,538
Fox Corp.:
4.03% 1/25/24	101,000	104,652
4.709% 1/25/29	145,000	158,258
5.476% 1/25/39	143,000	166,722
5.576% 1/25/49	95,000	114,298
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	734,092
Gray Television, Inc. 4.75% 10/15/30 (a)	195,000	182,852
LCPR Senior Secured Financing DAC 5.125% 7/15/29	200,000	192,200
Liquid Telecommunications Financing PLC 5.50% 9/4/26	225,000	217,125
Network i2i Ltd. 3.975% (a)(b)(c)	200,000	190,287
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,265,000	1,291,091
Sirius XM Radio, Inc. 4.125% 7/1/30 (a)	635,000	600,215
TEGNA, Inc. 4.75% 3/15/26 (a)	600,000	603,990
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (a)	1,000,000	990,000
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	1,954,869
4.70% 3/23/50	1,346,000	1,591,763

	Principal Amount	Value

Time Warner Cable LLC:
5.875% 11/15/40	$ 1,356,000	$ 1,517,286
7.30% 7/1/38	211,000	264,107
Time Warner Cable, Inc.:
5.50% 9/1/41	16,000	17,055
6.55% 5/1/37	157,000	188,695
6.75% 6/15/39	674,000	818,085
Univision Communications, Inc. 6.625% 6/1/27 (a)	165,000	171,600
Virgin Media Finance PLC 5.00% 7/15/30 (a)	405,000	380,700
Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	410,000	387,643
VZ Secured Financing BV 5.00% 1/15/32 (a)	900,000	859,500
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	194,893
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	670,000	624,775
6.00% 1/15/27 (a)	400,000	405,000
		38,381,152
Wireless Telecommunication Services – 0.6%
C&W Senior Financing DAC 6.875% 9/15/27 (a)	1,528,000	1,577,629
Cablevision Lightpath LLC:
3.875% 9/15/27 (a)	85,000	79,763
5.625% 9/15/28 (a)	70,000	63,350
CT Trust 5.125% 2/3/32 (a)	350,000	350,219
Millicom International Cellular SA:
4.50% 4/27/31 (a)	1,343,000	1,250,333
6.25% 3/25/29 (a)	630,000	648,191
MTN Mauritius Investments Ltd. 4.755% 11/11/24	225,000	225,000
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	1,080,000	1,140,037
Sprint Corp.:
7.125% 6/15/24	200,000	216,252
7.875% 9/15/23	519,000	557,925
Telefonica Celular del Paraguay S.A. 5.875% 4/15/27	200,000	202,975
T-Mobile USA, Inc.:
3.875% 4/15/30	5,329,000	5,510,672
4.375% 4/15/40	207,000	214,075
4.50% 4/15/50	407,000	424,322
4.75% 2/1/28	135,000	139,367
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (a)	840,000	772,800
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
VTR Comunicaciones SpA 5.125% 1/15/28	$ 575,000	$ 564,219
		13,937,129
TOTAL COMMUNICATION SERVICES		86,332,201
CONSUMER DISCRETIONARY – 2.0%
Airlines – 0.0%
Azul Investments LLP:
5.875% 10/26/24	250,000	230,000
7.25% 6/15/26 (a)	200,000	179,225
		409,225
Automobiles – 0.5%
Ford Motor Co. 3.25% 2/12/32	400,000	377,252
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	51,747
4.25% 5/15/23	5,000	5,144
4.35% 4/9/25	10,150,000	10,617,343
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	930,000	933,383
3.125% 5/12/23 (a)	811,000	822,713
		12,807,582
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	1,670,000	1,690,666
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29	400,000	406,084
7.00% 8/1/27	422,000	425,165
Service Corp. International 5.125% 6/1/29	615,000	630,375
Sotheby's 7.375% 10/15/27 (a)	1,092,000	1,137,111
		4,289,401
Hotels, Restaurants & Leisure – 0.8%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	955,000	882,181
5.75% 4/15/25 (a)	130,000	133,800
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50% 2/15/28	400,000	397,364
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	381,492
4.75% 6/15/31 (a)	400,000	393,000

	Principal Amount	Value

Caesars Entertainment, Inc.:
4.625% 10/15/29 (a)	$ 600,000	$ 569,250
6.25% 7/1/25 (a)	595,000	616,955
8.125% 7/1/27 (a)	590,000	636,008
Carnival Corp.:
7.625% 3/1/26 (a)	950,000	976,590
10.50% 2/1/26 (a)	600,000	673,500
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29	400,000	383,000
6.75% 1/15/30 (a)	1,700,000	1,618,289
Genm Capital Labuan Ltd. 3.882% 4/19/31 (a)	300,000	273,338
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	163,330
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	595,950
McDonald's Corp.:
3.50% 7/1/27	269,000	281,827
3.60% 7/1/30	319,000	334,618
4.20% 4/1/50	1,792,000	1,915,715
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	200,000	173,562
5.75% 7/21/28 (a)	220,000	198,825
NagaCorp Ltd. 7.95% 7/6/24	250,000	229,500
NCL Finance Ltd. 6.125% 3/15/28	1,300,000	1,254,500
Royal Caribbean Cruises Ltd.:
5.50% 8/31/26 (a)	1,000,000	995,275
9.125% 6/15/23 (a)	100,000	104,375
11.50% 6/1/25 (a)	149,000	164,086
Scientific Games International, Inc. 5.00% 10/15/25 (a)	135,000	136,350
Station Casinos LLC 4.50% 2/15/28 (a)	610,000	586,363
Viking Cruises, Ltd. 13.00% 5/15/25 (a)	400,000	444,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	336,600
5.50% 3/1/25 (a)	300,000	304,256
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	300,280
5.50% 10/1/27 (a)	100,000	86,930
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	339,268
Yum! Brands, Inc.:
3.625% 3/15/31	400,000	373,772

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
4.625% 1/31/32	$ 600,000	$588,000
7.75% 4/1/25 (a)	495,000	515,765
		18,358,414
Household Durables – 0.0%
Newell Brands, Inc. 5.875% 4/1/36	55,000	60,294
Internet & Direct Marketing Retail – 0.0%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	397,000	406,925
Leisure Products – 0.0%
Hasbro, Inc. 3.00% 11/19/24	564,000	573,625
Mattel, Inc.:
5.45% 11/1/41	35,000	38,651
5.875% 12/15/27 (a)	15,000	15,900
		628,176
Multiline Retail – 0.1%
Dollar Tree, Inc. 4.00% 5/15/25	2,307,000	2,404,476
Specialty Retail – 0.3%
AutoNation, Inc. 4.75% 6/1/30	127,000	136,851
AutoZone, Inc.:
3.625% 4/15/25	179,000	185,202
4.00% 4/15/30	2,691,000	2,859,536
Bath & Body Works, Inc. 6.625% 10/1/30	1,000,000	1,082,540
Carvana Co. 5.875% 10/1/28 (a)	600,000	535,500
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	275,000
8.50% 10/30/25 (a)	1,175,000	1,186,750
LBM Acquisition LLC 6.25% 1/15/29	30,000	27,799
Lowe's Companies, Inc. 4.50% 4/15/30	606,000	668,405
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	201,364
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,187
SRS Distribution, Inc. 4.625% 7/1/28	400,000	383,500
The Michaels Cos., Inc. 7.875% 5/1/29	500,000	437,500
The TJX Cos., Inc. 3.875% 4/15/30	4,000	4,305
		7,999,439

	Principal Amount	Value

Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. 4.125% 8/15/31 (a)	$ 600,000	$ 511,500
The William Carter Co. 5.625% 3/15/27 (a)	105,000	106,969
Wolverine World Wide, Inc. 4.00% 8/15/29 (a)	400,000	369,000
		987,469
TOTAL CONSUMER DISCRETIONARY		48,351,401
CONSUMER STAPLES – 2.3%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	347,859
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	6,804,000	7,108,382
4.35% 6/1/40	624,000	665,458
4.50% 6/1/50	6,964,000	7,663,053
4.60% 6/1/60	670,000	732,311
4.75% 4/15/58	350,000	386,855
5.45% 1/23/39	377,000	449,127
5.55% 1/23/49	2,806,000	3,474,415
5.80% 1/23/59	1,068,000	1,368,902
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25% 4/27/29 (a)	200,000	202,560
Molson Coors Brewing Co. 3.00% 7/15/26	4,389,000	4,463,565
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,194,668
3.45% 3/25/30	562,000	593,884
		28,651,039
Food & Staples Retailing – 0.2%
CVS Health Corp.:
3.00% 8/15/26	69,000	70,222
3.625% 4/1/27	281,000	294,449
4.30% 3/25/28	15,000	16,193
4.78% 3/25/38	1,295,000	1,448,150
Kraft Heinz Foods Co. 5.00% 7/15/35	400,000	449,500
Sysco Corp.:
5.95% 4/1/30	948,000	1,133,642
6.60% 4/1/50	530,000	737,380
TreeHouse Foods, Inc. 4.00% 9/1/28	670,000	611,375
U.S. Foods, Inc. 6.25% 4/15/25 (a)	270,000	279,261
		5,040,172
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – 0.6%
Adecoagro S.A. 6.00% 9/21/27 (a)	$ 250,000	$ 250,047
Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 4.875% 2/15/30	1,200,000	1,203,000
Camposol S.A. 6.00% 2/3/27 (a)	150,000	145,762
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	387,690
JBS Finance Luxembourg Sarl:
2.50% 1/15/27 (a)	2,610,000	2,453,426
3.625% 1/15/32	80,000	72,588
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	315,000	331,541
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (a)	2,405,000	2,122,437
5.50% 1/15/30 (a)	1,863,000	1,924,898
6.50% 4/15/29 (a)	1,933,000	2,051,396
Kraft Heinz Foods Co. 4.375% 6/1/46	200,000	205,000
NBM US Holdings, Inc. 6.625% 8/6/29	400,000	422,575
Performance Food Group, Inc.:
5.50% 10/15/27 (a)	740,000	752,950
6.875% 5/1/25 (a)	415,000	430,044
Post Holdings, Inc.:
4.50% 9/15/31 (a)	300,000	277,875
4.625% 4/15/30 (a)	180,000	169,463
5.50% 12/15/29 (a)	635,000	640,324
5.625% 1/15/28 (a)	130,000	130,488
5.75% 3/1/27 (a)	555,000	560,827
		14,532,331
Personal Products – 0.0%
Natura Cosmeticos S.A. 4.125% 5/3/28	250,000	235,511
Tobacco – 0.3%
Altria Group, Inc.:
3.875% 9/16/46	703,000	604,125
4.25% 8/9/42	448,000	409,016
4.50% 5/2/43	289,000	269,985
4.80% 2/14/29	86,000	92,905
5.375% 1/31/44	532,000	555,101
5.95% 2/14/49	300,000	333,243

	Principal Amount	Value

BAT Capital Corp.:
4.70% 4/2/27	$ 1,039,000	$ 1,103,565
4.906% 4/2/30	1,236,000	1,319,643
5.282% 4/2/50	1,336,000	1,355,278
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	401,652
4.25% 7/21/25 (a)	450,000	469,565
Reynolds American, Inc.:
4.45% 6/12/25	53,000	55,426
4.85% 9/15/23	220,000	229,106
5.70% 8/15/35	28,000	30,594
5.85% 8/15/45	180,000	194,761
		7,423,965
TOTAL CONSUMER STAPLES		55,883,018
ENERGY – 5.7%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25	1,139,000	1,206,321
5.625% 7/15/27	390,000	418,860
3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(c)	2,132,000	1,982,760
Halliburton Co.:
3.80% 11/15/25	2,000	2,093
4.85% 11/15/35	55,000	60,593
Transocean Poseidon Ltd. 6.875% 2/1/27	843,750	824,116
		4,494,743
Oil, Gas & Consumable Fuels – 5.5%
Adaro Indonesia PT 4.25% 10/31/24 (a)	300,000	295,275
Apache Corp.:
4.375% 10/15/28	400,000	405,000
5.10% 9/1/40	160,000	160,016
7.375% 8/15/47	60,000	68,850
Aydem Yenilenebilir Enerji AS 7.75% 2/2/27 (a)	200,000	159,850
Canacol Energy Ltd. 5.75% 11/24/28 (a)	300,000	280,500
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,600,000	5,499,702
3.85% 6/1/27	2,800,000	2,920,256
5.85% 2/1/35	1,246,000	1,465,563
Cenovus Energy, Inc.:
2.65% 1/15/32	634,000	588,963
3.75% 2/15/52	210,000	189,478
4.25% 4/15/27	367,000	388,097
5.40% 6/15/47	282,000	317,317
6.75% 11/15/39	450,000	563,881

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cheniere Energy, Inc. 4.625% 10/15/28	$ 390,000	$ 398,447
CITGO Petroleum Corp. 6.375% 6/15/26 (a)	600,000	595,380
CNX Resources Corp. 6.00% 1/15/29 (a)	95,000	97,014
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	31,812
Comstock Resources, Inc. 6.75% 3/1/29 (a)	800,000	814,040
Continental Resources, Inc. 5.75% 1/15/31 (a)	305,000	340,188
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.625% 5/1/27 (a)	2,332,000	2,314,510
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	387,212
5.75% 2/15/28 (a)	460,000	433,550
Delek Overriding Royalty Leviathan Ltd. 7.494% 12/30/23 (a)	250,000	255,000
EIG Pearl Holdings Sarl 3.545% 8/31/36 (a)	300,000	292,815
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	207,037
Enbridge, Inc.:
4.00% 10/1/23	283,000	290,307
4.25% 12/1/26	66,000	70,327
Endeavor Energy Resources LP / EER Finance, Inc.:
5.75% 1/30/28 (a)	285,000	295,172
6.625% 7/15/25 (a)	55,000	57,480
Energean Israel Finance Ltd. 4.875% 3/30/26	200,000	189,800
Energean PLC 6.50% 4/30/27	300,000	283,837
Energy Transfer LP:
3.75% 5/15/30	7,664,000	7,787,895
4.20% 9/15/23	72,000	74,039
4.25% 3/15/23	102,000	103,952
4.50% 4/15/24	98,000	101,890
4.95% 6/15/28	246,000	264,570
5.00% 5/15/50	690,000	717,659
5.25% 4/15/29	1,892,000	2,076,552
5.40% 10/1/47	577,000	617,446
5.80% 6/15/38	137,000	152,040
6.00% 6/15/48	1,869,000	2,096,996
6.25% 4/15/49	109,000	125,872

	Principal Amount	Value

EnLink Midstream LLC 5.625% 1/15/28 (a)	$ 600,000	$ 606,000
Enterprise Products Operating LLC 3.70% 2/15/26	5,310,000	5,544,501
EQM Midstream Partners LP 6.50% 7/1/27 (a)	195,000	203,949
EQT Corp. 5.00% 1/15/29	800,000	844,000
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	3,065,376
Galaxy Pipeline Assets Bidco Ltd. 2.625% 3/31/36	300,000	270,337
Geopark Ltd. 5.50% 1/17/27	200,000	189,250
Guara Norte Sarl 5.198% 6/15/34	191,908	175,236
Hess Corp.:
4.30% 4/1/27	2,992,000	3,163,144
5.60% 2/15/41	1,731,000	1,985,655
5.80% 4/1/47	360,000	430,795
7.125% 3/15/33	110,000	139,483
7.30% 8/15/31	108,000	136,957
7.875% 10/1/29	303,000	388,806
Hess Midstream Operations LP:
5.125% 6/15/28 (a)	420,000	428,961
5.625% 2/15/26 (a)	505,000	517,625
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	600,000	573,000
Investment Energy Resources Ltd. 6.25% 4/26/29	350,000	360,500
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	192,081
5.50% 3/1/44	287,000	322,597
6.55% 9/15/40	13,000	15,999
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	36,773
5.55% 6/1/45	193,000	221,490
Kosmos Energy Ltd. 7.125% 4/4/26 (a)	425,000	402,634
Leviathan Bond Ltd. 6.125% 6/30/25	250,000	255,000
MC Brazil Downstream Trading SARL 7.25% 6/30/31	200,000	184,500
Medco Oak Tree Pte Ltd. 7.375% 5/14/26	375,000	377,812
MEG Energy Corp. 7.125% 2/1/27 (a)	910,000	949,266
Mesquite Energy, Inc. 7.25% 7/15/23 (a)(d)(e)	269,000	0
See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
MPLX LP:
4.50% 7/15/23	$ 133,000	$ 136,543
4.80% 2/15/29	83,000	90,938
4.875% 12/1/24	160,000	169,542
5.50% 2/15/49	249,000	284,057
New Fortress Energy, Inc. 6.50% 9/30/26 (a)	1,100,000	1,055,026
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50% 2/1/26 (a)	400,000	401,650
Occidental Petroleum Corp.:
3.20% 8/15/26	67,000	66,980
3.50% 8/15/29	3,145,000	3,129,275
4.10% 2/15/47	1,146,000	1,060,050
4.20% 3/15/48	210,000	196,350
4.30% 8/15/39	136,000	128,520
4.40% 4/15/46 to 8/15/49	696,000	661,132
4.50% 7/15/44	514,000	485,730
5.55% 3/15/26	1,088,000	1,169,274
6.20% 3/15/40	250,000	278,196
6.45% 9/15/36	858,000	1,010,295
6.60% 3/15/46	216,000	258,120
7.50% 5/1/31	5,461,000	6,621,462
7.875% 9/15/31	65,000	80,393
Oleoducto Central S.A. 4.00% 7/14/27 (a)	200,000	188,913
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,391,460
6.625% 8/15/37	1,341,000	1,631,645
7.375% 11/1/31	290,000	368,895
8.125% 9/15/30	652,000	836,618
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	300,000	219,489
9.25% 5/15/25 (a)	1,120,000	1,131,200
Petrobras Global Finance BV:
6.75% 6/3/50	350,000	337,759
8.75% 5/23/26	175,000	205,330
Petroleos Mexicanos:
4.50% 1/23/26	907,000	891,037
5.95% 1/28/31	3,253,000	3,025,127
6.35% 2/12/48	11,201,000	8,957,328
6.49% 1/23/27	435,000	446,527
6.50% 3/13/27	594,000	609,741
6.625% 6/15/35	500,000	451,125
6.70% 2/16/32	750,000	720,000
6.75% 9/21/47	1,870,000	1,539,758
6.84% 1/23/30	1,668,000	1,665,248

	Principal Amount	Value

6.95% 1/28/60	$ 2,120,000	$ 1,750,272
7.69% 1/23/50	8,429,000	7,543,955
Phillips 66:
3.70% 4/6/23	76,000	77,641
3.85% 4/9/25	98,000	101,845
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	3,037,801
3.60% 11/1/24	139,000	142,252
Qatar Energy:
1.375% 9/12/26	400,000	380,500
3.30% 7/12/51	300,000	282,750
Qatar Petroleum 2.25% 7/12/31 (a)	300,000	282,750
Range Resources Corp. 4.875% 5/15/25	400,000	406,000
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	579,975
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,543,746
Saudi Arabian Oil Co.:
1.625% 11/24/25	900,000	868,500
3.50% 4/16/29	675,000	693,819
4.25% 4/16/39	325,000	345,719
SM Energy Co. 6.75% 9/15/26	600,000	606,000
Southern Gas Corridor CJSC 6.875% 3/24/26	300,000	334,837
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	490,000	469,567
5.875% 3/15/28	610,000	620,675
6.00% 4/15/27	10,000	10,322
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 12/31/30 (a)	1,000,000	963,160
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.875% 2/1/31	925,000	950,891
5.375% 2/1/27	105,000	108,019
5.50% 3/1/30	100,000	105,880
5.875% 4/15/26	105,000	108,413
6.50% 7/15/27	200,000	212,000
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (a)	275,000	247,500
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	375,469
5.00% 1/31/28 (a)	35,000	35,088
The Oil and Gas Holding Co. BSCC:
7.50% 10/25/27 (a)	200,000	207,500
7.625% 11/7/24 (a)	350,000	365,750

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
The Williams Companies, Inc.:
3.50% 11/15/30	$ 3,469,000	$ 3,526,448
3.70% 1/15/23	1,174,000	1,190,395
3.90% 1/15/25	521,000	541,038
4.00% 9/15/25	180,000	187,488
4.50% 11/15/23	51,000	52,884
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	167,000	168,232
3.95% 5/15/50	542,000	536,208
Tullow Oil PLC 10.25% 5/15/26	350,000	339,500
Valero Energy Corp. 2.85% 4/15/25	38,000	38,278
Venture Global Calcasieu Pass LLC 3.875% 11/1/33 (a)	400,000	385,188
Western Midstream Operating LP:
3.60% 2/1/25	255,000	255,637
3.95% 6/1/25	178,000	180,225
4.50% 3/1/28	300,000	311,580
4.55% 2/1/30	420,000	431,995
4.65% 7/1/26	156,000	161,639
4.75% 8/15/28	80,000	82,800
5.30% 3/1/48	150,000	154,500
5.75% 2/1/50	50,000	50,875
YPF S.A.:
8.50% 3/23/25	306,250	272,524
8.75% 4/4/24	400,000	371,330
		131,655,407
TOTAL ENERGY		136,150,150
FINANCIALS – 11.9%
Banks – 4.5%
Access Bank PLC 6.125% 9/21/26 (a)	300,000	286,500
Banco do Brasil SA/Cayman 6.25% (a)(b)(c)	200,000	193,500
Banco Mercantil del Norte S.A. 6.75% (a)(b)(c)	400,000	394,075
Bank of America Corp.:
2.299% 7/21/32 (c)	2,050,000	1,901,688
3.419% 12/20/28 (c)	11,782,000	12,045,203
3.50% 4/19/26	227,000	235,126
3.864% 7/23/24 (c)	250,000	255,650
3.95% 4/21/25	229,000	237,472
4.20% 8/26/24	160,000	166,592
4.25% 10/22/26	2,667,000	2,815,946
4.45% 3/3/26	2,428,000	2,587,098

	Principal Amount	Value

Barclays Bank PLC 1.70% 5/12/22	$ 463,000	$ 463,400
Barclays PLC:
2.645% 6/24/31 (c)	5,000,000	4,716,828
2.852% 5/7/26 (c)	1,317,000	1,316,517
4.375% 1/12/26	200,000	210,720
CIT Group, Inc.:
3.929% 6/19/24 (c)	275,000	280,482
6.125% 3/9/28	174,000	198,939
Citigroup, Inc.:
3.352% 4/24/25 (c)	572,000	583,440
3.875% 3/26/25	2,657,000	2,752,841
4.00% 8/5/24	115,000	118,593
4.30% 11/20/26	5,255,000	5,588,565
4.40% 6/10/25	1,348,000	1,414,272
4.412% 3/31/31 (c)	4,520,000	4,897,274
4.45% 9/29/27	728,000	777,528
5.50% 9/13/25	878,000	957,099
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	297,000	296,558
Corp. Andina de Fomento 2.375% 5/12/23	1,240,000	1,249,166
Discover Bank 4.682% 8/9/28 (c)	1,750,000	1,794,014
HSBC Holdings PLC 4.95% 3/31/30	227,000	251,097
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)(c)	263,000	237,903
5.017% 6/26/24 (a)	200,000	205,977
5.71% 1/15/26 (a)	3,790,000	3,994,916
Itau Unibanco Holding S.A. 6.125% (a)(b)(c)	200,000	197,210
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	2,883,000	2,816,595
2.956% 5/13/31 (c)	701,000	681,658
3.797% 7/23/24 (c)	75,000	76,794
3.875% 9/10/24	190,000	197,038
4.125% 12/15/26	415,000	441,444
4.452% 12/5/29 (c)	5,535,000	5,984,144
4.493% 3/24/31 (c)	10,577,000	11,609,693
NBK Tier 1 Financing 2 Ltd. 4.50% (a)(b)(c)	400,000	395,500
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	775,000	774,735
5.125% 5/28/24	2,000,000	2,104,556
6.00% 12/19/23	500,000	530,372
6.10% 6/10/23	6,302,000	6,604,885
6.125% 12/15/22	3,577,000	3,695,591
Societe Generale:
1.038% 6/18/25 (a)(c)	4,000,000	3,848,847
1.488% 12/14/26 (a)(c)	1,855,000	1,733,926
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Wells Fargo & Co.:
2.406% 10/30/25 (c)	$ 838,000	$ 835,288
4.478% 4/4/31 (c)	6,230,000	6,800,260
5.013% 4/4/51 (c)	3,790,000	4,666,966
Westpac Banking Corp. 4.11% 7/24/34 (c)	405,000	418,176
		107,838,657
Capital Markets – 2.5%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	83,799
4.25% 2/15/24	138,000	143,878
Credit Suisse Group AG:
2.193% 6/5/26 (a)(c)	3,100,000	3,010,856
2.593% 9/11/25 (a)(c)	1,207,000	1,200,998
3.75% 3/26/25	250,000	256,408
3.80% 6/9/23	906,000	925,984
3 month U.S. LIBOR + 1.410% 3.869% 1/12/29 (a)(c)	250,000	253,180
4.194% 4/1/31 (a)(c)	1,509,000	1,567,169
4.207% 6/12/24 (a)(c)	850,000	871,094
4.55% 4/17/26	250,000	263,998
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,140,000	1,983,707
3.20% 2/23/23	5,303,000	5,368,004
3.691% 6/5/28 (c)	4,995,000	5,170,924
3.75% 5/22/25	200,000	206,872
3.80% 3/15/30	3,352,000	3,491,614
3.814% 4/23/29 (c)	1,341,000	1,391,734
4.25% 10/21/25	554,000	581,968
6.75% 10/1/37	6,606,000	8,679,634
Morgan Stanley:
3.125% 7/27/26	5,861,000	5,974,438
3.622% 4/1/31 (c)	1,770,000	1,829,826
3.737% 4/24/24 (c)	407,000	414,591
4.35% 9/8/26	2,767,000	2,938,351
3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (c)	2,729,000	2,944,068
4.875% 11/1/22	555,000	567,617
5.00% 11/24/25	7,319,000	7,910,277
MSCI, Inc. 4.00% 11/15/29 (a)	600,000	603,228
State Street Corp. 2.825% 3/30/23 (c)	106,000	106,093
UBS Group AG:
1.494% 8/10/27 (a)(c)	1,344,000	1,267,683
4.125% 9/24/25 (a)	200,000	209,566
		60,217,559

	Principal Amount	Value

Consumer Finance – 1.6%
Ally Financial, Inc.:
1.45% 10/2/23	$ 402,000	$ 396,935
3.05% 6/5/23	1,813,000	1,834,521
5.75% 11/20/25	3,265,000	3,476,082
5.80% 5/1/25	832,000	900,359
8.00% 11/1/31	450,000	592,755
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,365,397
3.65% 5/11/27	4,330,000	4,483,991
3.80% 1/31/28	519,000	540,394
Discover Financial Services:
3.75% 3/4/25	586,000	606,840
3.85% 11/21/22	1,275,000	1,297,136
4.10% 2/9/27	197,000	206,611
4.50% 1/30/26	5,267,000	5,605,304
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,570,357
4.125% 8/17/27	1,400,000	1,410,150
4.687% 6/9/25	275,000	283,442
5.113% 5/3/29	325,000	342,612
5.125% 6/16/25	205,000	214,430
5.584% 3/18/24	1,528,000	1,589,120
Navient Corp. 7.25% 9/25/23	234,000	245,464
OneMain Finance Corp. 4.00% 9/15/30	900,000	820,840
Springleaf Finance Corp. 6.875% 3/15/25	515,000	549,554
Synchrony Financial:
2.85% 7/25/22	167,000	167,873
3.95% 12/1/27	1,916,000	1,973,790
4.375% 3/19/24	2,272,000	2,349,332
5.15% 3/19/29	2,953,000	3,210,650
Toyota Motor Credit Corp. 2.90% 3/30/23	1,352,000	1,373,364
		38,407,303
Diversified Financial Services – 2.0%
1MDB Global Investments Ltd. 4.40% 3/9/23	1,000,000	973,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	2,615,000	2,537,854
2.45% 10/29/26	954,000	920,398
2.875% 8/14/24	666,000	666,532
3.00% 10/29/28	1,000,000	963,169
3.30% 1/30/32	1,069,000	1,014,883
4.125% 7/3/23	255,000	260,694
4.45% 4/3/26	276,000	288,200
4.875% 1/16/24	438,000	454,591
6.50% 7/15/25	603,000	664,325

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Ares Capital Corp.:
3.875% 1/15/26	$ 2,302,000	$ 2,333,867
4.20% 6/10/24	998,000	1,030,885
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	8,545,000	8,467,767
3.95% 7/1/24 (a)	196,000	200,530
4.25% 4/15/26 (a)	2,197,000	2,257,814
4.375% 5/1/26 (a)	686,000	706,422
BNP Paribas SA 2.219% 6/9/26 (a)(c)	1,250,000	1,224,641
Coinbase Global, Inc. 3.375% 10/1/28 (a)	1,000,000	911,140
Deutsche Bank AG:
3.30% 11/16/22	247,000	249,636
3.729% 1/14/32 (c)	3,000,000	2,831,539
4.50% 4/1/25	2,787,000	2,865,076
5.882% 7/8/31 (c)	5,000,000	5,422,656
Hightower Holding LLC 6.75% 4/15/29	660,000	660,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	354,113
5.25% 5/15/27	615,000	610,388
6.25% 5/15/26	4,329,000	4,366,727
6.375% 12/15/25	1,364,000	1,374,878
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (a)	300,000	297,750
Moody's Corp.:
3.25% 1/15/28	108,000	111,855
3.75% 3/24/25	822,000	857,695
4.875% 2/15/24	101,000	105,914
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,457,791
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	553,005
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	950,789
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (a)	300,000	286,744
		49,233,268
Insurance – 1.2%
Acrisure LLC / Acrisure Finance, Inc. 6.00% 8/1/29	600,000	540,948
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	1,795,000	1,754,612
American International Group, Inc.:
2.50% 6/30/25	2,480,000	2,490,947
3.40% 6/30/30	10,490,000	10,785,331

	Principal Amount	Value

Equitable Holdings, Inc.:
3.90% 4/20/23	$ 41,000	$ 41,953
4.35% 4/20/28	1,256,000	1,344,523
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,566,021
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	640,922
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	679,523
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	144,486
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	310,000	338,106
4.75% 3/15/39	142,000	162,726
Nuveen Finance LLC 4.125% 11/1/24 (a)	3,501,000	3,658,808
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	646,627
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (a)(c)	200,000	211,758
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	1,852,000	2,160,648
Unum Group:
3.875% 11/5/25	349,000	362,583
4.00% 3/15/24 to 6/15/29	931,000	973,358
USI, Inc. 6.875% 5/1/25 (a)	1,072,000	1,076,513
		29,580,393
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	35,364
Real Estate Investment Trusts (REITs) – 0.0%
MAF Global Securities Ltd. 5.50% (b)(c)	200,000	197,975
REITs - Diversified – 0.1%
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC 6.50% 2/15/29	1,400,000	1,297,478
TOTAL FINANCIALS		286,807,997
HEALTH CARE – 1.9%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	775,000	693,245
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	517,650
See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Hologic, Inc.:
3.25% 2/15/29 (a)	$ 525,000	$ 497,437
4.625% 2/1/28 (a)	500,000	516,250
Teleflex, Inc. 4.25% 6/1/28 (a)	95,000	93,813
		1,625,150
Health Care Providers & Services – 1.4%
Centene Corp.:
2.45% 7/15/28	5,265,000	4,958,788
2.50% 3/1/31	700,000	646,583
2.625% 8/1/31	1,045,000	963,553
3.375% 2/15/30	1,016,000	974,822
4.25% 12/15/27	3,663,000	3,749,630
4.625% 12/15/29	1,301,000	1,340,030
CHS / Community Health Systems, Inc.:
6.125% 4/1/30 (a)	570,000	530,100
6.875% 4/15/29 (a)	800,000	775,760
8.00% 3/15/26 (a)	792,000	821,700
CHS/Community Health Systems, Inc. 5.625% 3/15/27	1,700,000	1,713,940
Cigna Corp.:
3.05% 10/15/27	300,000	306,151
4.375% 10/15/28	4,964,000	5,380,305
4.80% 8/15/38	268,000	298,560
4.90% 12/15/48	268,000	304,426
DaVita, Inc. 4.625% 6/1/30 (a)	1,120,000	1,073,800
HCA, Inc.:
3.50% 9/1/30	400,000	396,000
5.375% 2/1/25	926,000	980,643
5.875% 2/15/26	300,000	324,225
Molina Healthcare, Inc. 3.875% 11/15/30 to 5/15/32 (a)	585,000	573,641
Radiology Partners, Inc. 9.25% 2/1/28 (a)	445,000	443,887
RP Escrow Issuer LLC 5.25% 12/15/25	445,000	434,987
Sabra Health Care LP 3.20% 12/1/31	2,237,000	2,080,487
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	115,000	112,700
4.875% 1/1/26 (a)	195,000	196,326
6.125% 10/1/28 (a)	2,988,000	3,026,844
6.25% 2/1/27 (a)	240,000	246,828
6.75% 6/15/23	465,000	483,600

	Principal Amount	Value

Toledo Hospital 5.325% 11/15/28	$ 154,000	$ 168,437
U.S. Renal Care, Inc. 10.625% 7/15/27 (a)	215,000	213,925
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	20,725
		33,541,403
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	950,385
Pharmaceuticals – 0.3%
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	93,056
Bausch Health Companies, Inc.:
5.50% 11/1/25 (a)	475,000	476,672
5.75% 8/15/27 (a)	635,000	631,031
6.125% 4/15/25 (Reg. S)	229,000	230,145
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,785,324
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	650,000	605,085
Charles River Laboratories International, Inc. 4.25% 5/1/28 (a)	30,000	29,738
Elanco Animal Health, Inc.:
5.772% 8/28/23	219,000	225,570
6.40% 8/28/28	92,000	99,388
Mylan, Inc. 4.55% 4/15/28	150,000	159,874
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (a)	1,145,000	1,143,019
Utah Acquisition Sub, Inc. 3.95% 6/15/26	90,000	92,931
Viatris, Inc.:
1.125% 6/22/22	504,000	504,214
1.65% 6/22/25	162,000	156,515
2.70% 6/22/30	901,000	841,079
3.85% 6/22/40	359,000	336,520
4.00% 6/22/50	620,000	549,800
Zoetis, Inc. 3.25% 2/1/23	100,000	100,967
		8,060,928
TOTAL HEALTH CARE		44,871,111
INDUSTRIALS – 1.3%
Aerospace & Defense – 0.6%
Bombardier, Inc.:
6.00% 2/15/28 (a)	400,000	382,004
7.125% 6/15/26	795,000	794,006
7.50% 12/1/24 to 3/15/25 (a)	220,000	223,075

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
7.875% 4/15/27 (a)	$ 1,155,000	$ 1,161,670
Embraer Netherlands Finance BV 5.05% 6/15/25	225,000	227,925
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	22,127
Moog, Inc. 4.25% 12/15/27 (a)	205,000	200,976
The Boeing Co.:
5.04% 5/1/27	549,000	596,405
5.15% 5/1/30	3,959,000	4,372,888
5.705% 5/1/40	550,000	640,692
5.805% 5/1/50	500,000	594,004
5.93% 5/1/60	2,180,000	2,588,572
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	123,957
TransDigm, Inc.:
6.25% 3/15/26 (a)	495,000	509,231
6.375% 6/15/26	1,467,000	1,495,563
7.50% 3/15/27	125,000	129,219
8.00% 12/15/25 (a)	685,000	715,291
		14,777,605
Air Freight & Logistics – 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	400,000	387,000
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	165,939
		552,939
Auto Components – 0.0%
Metalsa S A P I De C.V. 3.75% 5/4/31 (a)	225,000	201,094
Automobiles – 0.0%
Tupy Overseas S.A. 4.50% 2/16/31	200,000	180,100
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (a)	365,000	374,811
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	1,771,000	1,775,648
CoreCivic, Inc. 4.625% 5/1/23	238,000	238,052
IAA, Inc. 5.50% 6/15/27 (a)	500,000	506,875
Nielsen Finance LLC / Nielsen Finance Co.:
5.625% 10/1/28 (a)	350,000	338,224
5.875% 10/1/30 (a)	350,000	338,961

	Principal Amount	Value

Stericycle, Inc. 3.875% 1/15/29 (a)	$ 350,000	$ 325,938
		3,898,509
Communication Services – 0.0%
DP World Crescent Ltd. 3.75% 1/30/30 (a)	250,000	254,062
DP World Salaam 6.00% (b)(c)	200,000	208,875
		462,937
Construction & Engineering – 0.2%
AECOM 5.125% 3/15/27	1,354,000	1,387,850
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	1,341,000	1,230,368
HTA Group Ltd. 7.00% 12/18/25 (a)	225,000	227,250
IHS Holding Ltd. 5.625% 11/29/26	300,000	293,250
Pike Corp. 5.50% 9/1/28 (a)	1,515,000	1,458,187
		4,596,905
Machinery – 0.1%
BWX Technologies, Inc. 4.125% 6/30/28 (a)	1,100,000	1,067,000
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	885,000	876,150
		1,943,150
Marine – 0.1%
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 10.75% 7/1/25 (a)	800,000	840,500
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	360,000	355,500
Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.25% 1/15/23	149,000	149,751
3.375% 7/1/25	1,164,000	1,177,553
3.875% 7/3/23	469,000	479,477
4.25% 2/1/24 to 9/15/24	594,000	613,820
		2,420,601
TOTAL INDUSTRIALS		30,229,840
INFORMATION TECHNOLOGY – 1.5%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (a)	460,000	439,528
See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
6.50% 9/15/28 (a)	$ 955,000	$ 907,250
		1,346,778
IT Services – 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (a)	125,000	118,375
6.125% 12/1/28 (a)	45,000	42,300
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	865,000	818,835
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	518,780
CA Magnum Holdings 5.375% 10/31/26 (a)	350,000	350,437
Camelot Finance SA 4.50% 11/1/26 (a)	250,000	250,238
Entegris, Inc. 3.625% 5/1/29 (a)	400,000	375,000
Gartner, Inc.:
3.75% 10/1/30 (a)	180,000	175,104
4.50% 7/1/28 (a)	260,000	263,388
Lenovo Group Ltd. 3.421% 11/2/30 (a)	300,000	287,775
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	600,000	577,632
Rackspace Technology Global, Inc.:
3.50% 2/15/28 (a)	700,000	635,250
5.375% 12/1/28 (a)	665,000	596,837
		5,009,951
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	340,000	320,540
2.45% 2/15/31 (a)	6,576,000	6,074,718
2.60% 2/15/33 (a)	2,944,000	2,686,739
3.50% 2/15/41 (a)	2,339,000	2,156,674
3.75% 2/15/51 (a)	1,098,000	1,024,548
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	294,000
ON Semiconductor Corp. 3.875% 9/1/28 (a)	205,000	203,206
		12,760,425
Software – 0.6%
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	139,725
CDK Global, Inc. 5.25% 5/15/29 (a)	35,000	35,875
Fair Isaac Corp.:
4.00% 6/15/28 (a)	345,000	338,531
5.25% 5/15/26 (a)	110,000	116,737

	Principal Amount	Value

MicroStrategy, Inc. 6.125% 6/15/28 (a)	$ 225,000	$ 216,000
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	867,416
Nuance Communications, Inc. 5.625% 12/15/26	630,000	647,445
Open Text Corp. 3.875% 2/15/28 to 12/1/29 (a)	815,000	774,439
Oracle Corp.:
1.65% 3/25/26	1,381,000	1,323,020
2.30% 3/25/28	2,182,000	2,079,052
2.80% 4/1/27	1,191,000	1,184,035
2.875% 3/25/31	5,575,000	5,321,096
3.60% 4/1/40 to 4/1/50	1,198,000	1,084,870
3.85% 4/1/60	6,000	5,171
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	606,378
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (a)	766,000	771,860
		15,511,650
Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23	80,000	83,273
5.85% 7/15/25	204,000	223,454
6.02% 6/15/26	1,278,000	1,426,055
6.10% 7/15/27	374,000	430,738
6.20% 7/15/30	324,000	383,464
		2,546,984
TOTAL INFORMATION TECHNOLOGY		37,175,788
MATERIALS – 1.0%
Air Freight & Logistics – 0.0%
Aeropuerto Internacional de Tocumen S.A. 4.00% 8/11/41 (a)	300,000	274,556
Madison IAQ LLC 5.875% 6/30/29	500,000	453,750
		728,306
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	365,913
CF Industries, Inc.:
4.95% 6/1/43	5,000	5,418
5.375% 3/15/44	175,000	197,166
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,069,064
Consolidated Energy Finance SA 6.50% 5/15/26 (a)	620,000	619,439

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
JSW Steel Ltd. 3.95% 4/5/27 (a)	$ 300,000	$ 285,000
LSB Industries, Inc. 6.25% 10/15/28 (a)	1,000,000	1,005,000
Methanex Corp.:
5.125% 10/15/27	545,000	553,229
5.65% 12/1/44	181,000	169,054
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	600,000	592,500
OCP S.A. 3.75% 6/23/31	600,000	525,750
Olin Corp.:
5.00% 2/1/30	370,000	372,775
5.625% 8/1/29	505,000	526,730
Olympus Water US Holding Corp. 4.25% 10/1/28	650,000	606,190
SABIC Capital I BV 2.15% 9/14/30	200,000	184,500
Sasol Financing USA LLC:
4.375% 9/18/26	300,000	291,000
5.875% 3/27/24	200,000	203,200
The Chemours Co. LLC:
5.375% 5/15/27	819,000	821,952
5.75% 11/15/28 (a)	1,090,000	1,071,437
Usiminas International Sarl 5.875% 7/18/26 (a)	200,000	204,560
Valvoline, Inc.:
3.625% 6/15/31 (a)	700,000	626,948
4.25% 2/15/30 (a)	85,000	80,491
WR Grace Holdings LLC:
4.875% 6/15/27 (a)	195,000	194,809
5.625% 10/1/24 (a)	100,000	101,984
		10,674,109
Commercial Services & Supplies – 0.0%
CoreCivic, Inc. 4.75% 10/15/27	50,000	44,250
The Bidvest Group UK PLC 3.625% 9/23/26 (a)	225,000	214,875
		259,125
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (a)	20,000	19,350
5.25% 8/15/27 (a)	400,000	380,225
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	172,355

	Principal Amount	Value

Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	$ 525,000	$ 534,030
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	39,463
DAE Funding LLC 1.55% 8/1/24	300,000	288,375
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	583,269
7.875% 7/15/26 (a)	395,000	407,344
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)	65,000	63,175
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	101,879
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	95,119
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	353,251
8.50% 8/15/27 (a)	1,415,000	1,451,337
		4,489,172
Metals & Mining – 0.3%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	1,160,000	1,168,654
Allegheny Technologies, Inc. 5.875% 12/1/27	625,000	637,812
Antofagasta PLC 2.375% 10/14/30 (a)	300,000	267,712
Cemex S.A.B. de C.V.:
3.875% 7/11/31	300,000	267,000
5.125% (a)(b)(c)	350,000	334,250
Corp. Nacional del Cobre de Chile 3.70% 1/30/50	200,000	177,475
Endeavour Mining PLC 5.00% 10/14/26 (a)	300,000	278,400
ERO Copper Corp. 6.50% 2/15/30 (a)	1,000,000	967,620
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	202,250
6.875% 3/1/26	975,000	1,002,605
7.25% 4/1/23 (a)	190,000	190,297
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,000
Fresnillo PLC 4.25% 10/2/50 (a)	200,000	180,475
GCM Mining Corp. 6.875% 8/9/26 (a)	200,000	187,202
See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – continued
Indonesia Asahan Aluminium Persero PT 5.45% 5/15/30 (a)	$ 200,000	$ 211,037
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	875,000	826,236
Nexa Resources S.A. 6.50% 1/18/28 (a)	200,000	208,288
Stillwater Mining Co. 4.00% 11/16/26	250,000	239,375
		7,351,688
TOTAL MATERIALS		23,502,400
REAL ESTATE – 2.7%
Equity Real Estate Investment Trusts (REITs) – 1.9%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	765,940
American Homes 4 Rent LP 2.375% 7/15/31	166,000	152,620
Boston Properties LP:
3.25% 1/30/31	3,648,000	3,641,527
4.50% 12/1/28	295,000	322,098
Brixmor Operating Partnership LP:
3.85% 2/1/25	3,770,000	3,912,592
4.05% 7/1/30	890,000	923,325
4.125% 6/15/26 to 5/15/29	3,029,000	3,202,552
HCP, Inc.:
3.25% 7/15/26	59,000	60,975
3.50% 7/15/29	68,000	70,382
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	147,612
3.50% 8/1/26	155,000	160,571
Hudson Pacific Properties LP 4.65% 4/1/29	1,622,000	1,762,678
Kite Realty Group Trust 4.75% 9/15/30	68,000	73,240
Lexington Realty Trust:
2.70% 9/15/30	350,000	333,640
4.40% 6/15/24	458,000	473,199
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	842,710
4.625% 6/15/25 (a)	95,000	97,850
5.625% 5/1/24	400,000	415,265
5.75% 2/1/27	60,000	64,950
MPT Operating Partnership LP / MPT Finance Corp.:
3.50% 3/15/31	300,000	282,676

	Principal Amount	Value

5.25% 8/1/26	$ 380,000	$ 389,025
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	4,189,000	3,847,292
3.375% 2/1/31	646,000	611,072
3.625% 10/1/29	1,605,000	1,576,179
4.375% 8/1/23	138,000	141,582
4.50% 1/15/25 to 4/1/27	2,448,000	2,576,212
4.75% 1/15/28	283,000	296,396
4.95% 4/1/24	600,000	626,790
Piedmont Operating Partnership LP 2.75% 4/1/32	343,000	318,656
Realty Income, Corp. 3.25% 1/15/31	172,000	174,388
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,278
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	393,917
2.328% 7/15/52 (a)	308,000	300,928
2.836% 1/15/50 (a)	699,000	707,710
Service Properties Trust:
4.375% 2/15/30	385,000	335,231
4.95% 2/15/27 to 10/1/29	70,000	64,580
5.50% 12/15/27	185,000	181,069
Simon Property Group LP 2.45% 9/13/29	262,000	253,054
SITE Centers Corp.:
3.625% 2/1/25	39,000	39,972
4.25% 2/1/26	287,000	298,255
STORE Capital Corp.:
2.75% 11/18/30	5,212,000	4,919,721
4.625% 3/15/29	149,000	160,155
Sun Communities Operating LP:
2.30% 11/1/28	392,000	370,279
2.70% 7/15/31	956,000	899,329
The GEO Group, Inc.:
5.875% 10/15/24	75,000	66,000
6.00% 4/15/26	320,000	264,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
6.00% 1/15/30 (a)	700,000	625,737
7.875% 2/15/25 (a)	1,384,000	1,441,817
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	155,363
4.125% 8/15/30 (a)	400,000	397,000
4.25% 12/1/26 (a)	505,000	510,050
4.625% 12/1/29 (a)	305,000	311,100
Vornado Realty LP 2.15% 6/1/26	407,000	395,134

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.:
2.40% 2/1/31	$ 3,912,000	$ 3,667,692
3.85% 7/15/29	129,000	136,022
4.00% 2/1/25	182,000	189,996
4.60% 4/1/24	653,000	681,286
		46,040,669
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	257,573
4.10% 10/1/24	1,434,000	1,485,500
4.55% 10/1/29	151,000	162,359
CBRE Services, Inc. 2.50% 4/1/31	1,155,000	1,093,699
Corporate Office Properties LP:
2.25% 3/15/26	300,000	295,000
2.75% 4/15/31	252,000	236,806
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	600,000	571,800
Realty Income Corp.:
2.20% 6/15/28	160,000	155,064
2.85% 12/15/32	197,000	191,576
3.40% 1/15/28	271,000	279,000
Tanger Properties LP:
2.75% 9/1/31	1,012,000	920,489
3.125% 9/1/26	1,289,000	1,283,424
Ventas Realty LP:
3.00% 1/15/30	1,026,000	1,015,069
3.50% 2/1/25	573,000	590,286
3.75% 5/1/24	201,000	206,902
4.00% 3/1/28	4,720,000	5,016,144
4.125% 1/15/26	34,000	36,010
4.75% 11/15/30	4,413,000	4,929,668
		18,726,369
TOTAL REAL ESTATE		64,767,038
UTILITIES – 1.6%
Electric Utilities – 0.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	65,000	65,335
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,762,000	2,723,956
3.743% 5/1/26	4,110,000	4,272,976
Duke Energy Corp. 2.45% 6/1/30	464,000	440,872
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	241,000	224,613

	Principal Amount	Value

2.775% 1/7/32 (a)	$ 998,000	$ 939,450
EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia SpA 5.375% 12/30/30	400,000	327,004
Entergy Corp. 2.80% 6/15/30	476,000	457,428
Exelon Corp.:
4.05% 4/15/30	274,000	290,757
4.70% 4/15/50	122,000	138,291
FEL Energy VI Sarl 5.75% 12/1/40 (a)	192,963	181,385
FirstEnergy Corp. 7.375% 11/15/31	4,937,000	6,181,519
InterGen N.V. 7.00% 6/30/23 (a)	235,000	230,124
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	102,337
Mong Duong Finance Holdings BV 5.125% 5/7/29	250,000	220,516
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	26,000	26,195
NRG Energy, Inc.:
3.375% 2/15/29 (a)	90,000	83,583
3.625% 2/15/31 (a)	175,000	160,897
5.25% 6/15/29 (a)	155,000	158,100
5.75% 1/15/28	235,000	240,283
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	101,393	106,716
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	145,000	141,588
PG&E Corp. 5.25% 7/1/30	515,000	511,565
Puget Energy, Inc. 4.10% 6/15/30	560,000	580,825
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	181,006
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	609,492
5.50% 9/1/26 (a)	851,000	865,820
5.625% 2/15/27 (a)	275,000	281,575
		20,744,208
Independent Power and Renewable Electricity Producers – 0.3%
AIA Group Ltd.:
3.20% 9/16/40 (a)	625,000	584,956
3.375% 4/7/30 (a)	1,158,000	1,202,120
See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – continued
Emera U.S. Finance LP 3.55% 6/15/26	$ 57,000	$ 58,622
The AES Corp.:
2.45% 1/15/31	3,563,000	3,298,055
3.30% 7/15/25 (a)	1,621,000	1,628,782
3.95% 7/15/30 (a)	1,387,000	1,415,017
		8,187,552
Multi-Utilities – 0.4%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (a)	300,000	270,000
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,281,000	2,404,657
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	127,347
Edison International 5.75% 6/15/27	1,616,000	1,793,962
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26	375,000	365,839
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (a)	525,000	522,375
Israel Electric Corp. Ltd. 3.75% 2/22/32 (a)	200,000	197,700
NiSource, Inc. 2.95% 9/1/29	1,066,000	1,051,027
Pacific Gas and Electric Co. 4.95% 7/1/50	975,000	965,800
PG&E Corp. 5.00% 7/1/28	2,700,000	2,673,000
Sempra Energy 6.00% 10/15/39	106,000	134,722
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	64,800
Termocandelaria Power Ltd. 7.875% 1/30/29	170,000	163,200
		10,734,429
TOTAL UTILITIES		39,666,189
TOTAL NONCONVERTIBLE BONDS (Cost $861,707,833)		853,737,133
U.S. Treasury Obligations – 34.0%

U.S. Treasury Bonds:
1.125% 5/15/40	451,600	375,569
1.375% 11/15/31	77,249,000	74,050,409
1.75% 8/15/41	12,905,000	11,828,239
1.875% 11/15/51	26,946,000	25,139,776
2.00% 11/15/41 to 8/15/51	118,497,000	113,638,482

	Principal Amount	Value
2.875% 5/15/49	$ 38,253,600	$ 43,461,170
3.00% 2/15/47	19,862,700	22,559,682
U.S. Treasury Notes:
0.375% 8/15/24	75,000,000	72,843,750
0.625% 11/30/27	13,200,000	12,355,922
0.75% 3/31/26 to 4/30/26	159,206,000	152,886,696
1.125% 8/31/28 to 2/15/31	54,398,000	51,926,789
1.25% 5/31/28 to 9/30/28	159,139,000	153,632,780
1.50% 9/30/24 to 1/31/27	34,557,000	34,149,773
1.75% 6/30/24 to 1/31/29	15,021,900	14,944,659
2.125% 3/31/24 to 5/31/26	19,107,600	19,387,138
2.25% 2/15/52	12,380,000	12,612,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $844,207,614)		815,792,959
U.S. Government Agency - Mortgage Securities – 11.6%

Fannie Mae – 6.2%
2.00% 1/1/37 to 1/1/52	20,371,903	19,611,751
2.50% 6/1/29 to 12/1/51	21,892,505	21,780,448
3.00% 8/1/32 to 11/1/51	8,847,163	9,015,659
3.00% 3/1/50 (f)	1,234,041	1,260,944
3.50% 5/1/36 to 1/1/51	17,497,379	18,146,225
4.00% 1/1/42 to 11/1/49	4,740,119	5,003,554
4.50% 8/1/33 to 9/1/49	6,437,106	6,914,644
5.00% 5/1/41 to 1/1/44	52,288	58,189
1.50% 3/1/37 (g)(h)	3,300,000	3,211,312
1.50% 3/1/52 (g)	7,500,000	6,952,199
2.00% 3/1/37 to 4/1/52 (g)	16,150,000	15,908,357
2.00% 3/1/52 (g)(h)	8,675,000	8,316,581
2.50% 3/1/37 (g)	2,600,000	2,630,874
2.50% 3/1/52 (g)(h)	10,625,000	10,480,564
3.00% 3/1/52 (g)(h)	1,250,000	1,262,208
3.50% 3/1/52 (g)(h)	11,500,000	11,844,998
2.00% 3/1/51 to 11/1/51	7,348,249	7,065,930
2.50% 12/1/51	592,639	585,977
TOTAL FANNIE MAE		150,050,414
Freddie Mac – 0.8%
2.50% 2/1/30 to 11/1/50	3,015,296	3,037,090
3.00% 10/1/31 to 6/1/50	8,238,647	8,386,711
3.50% 3/1/32 to 10/1/49	4,931,114	5,149,621
4.00% 5/1/37 to 7/1/48	1,389,682	1,474,103
4.50% 1/1/42 to 12/1/48	696,141	747,423
TOTAL FREDDIE MAC		18,794,948
Ginnie Mae – 2.4%
2.00% 1/20/52	2,792,294	2,732,664
2.00% 3/1/52 (g)(h)	12,400,000	12,120,227
2.50% 7/20/51 to 11/20/51	2,545,455	2,547,370

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

U.S. Government Agency - Mortgage Securities – continued
	Principal Amount	Value
GINNIE MAE – continued
2.50% 3/1/52 (g)(h)	$ 11,500,000	$ 11,491,713
3.00% 12/20/42 to 10/20/51	5,486,887	5,597,148
3.00% 3/1/52 (g)(h)	4,100,000	4,167,185
3.50% 12/20/41 to 11/20/50	7,335,632	7,583,297
3.50% 2/20/42 to 4/20/43 (h)	18,896	19,888
3.50% 3/1/52 to 4/1/52 (g)(h)	8,025,000	8,275,497
4.00% 10/20/40 to 4/20/48	2,648,774	2,804,383
4.50% 4/20/35 to 12/20/48	455,884	486,301
5.00% 4/20/48	381,330	414,464
TOTAL GINNIE MAE		58,240,137
U.S. Government Agency – 2.2%
2.00% 12/1/51 to 3/1/52	7,019,677	6,743,911
2.50% 9/1/51 to 2/1/52	7,872,025	7,784,520
3.00% 4/1/51 to 2/1/52	3,457,532	3,498,708
4.00% 3/1/50	2,375,746	2,480,624
2.50% 4/1/52 (g)	3,150,000	3,100,658
4.00% 3/1/52 (g)	5,700,000	5,950,261
2.00% 11/1/51 to 2/1/52	5,479,235	5,265,079
2.50% 12/1/51 to 2/1/52	5,135,374	5,075,878
3.00% 9/1/51 to 11/1/51	8,738,232	8,833,884
3.50% 3/1/52	897,434	935,484
2.50% 12/20/51	74,437	74,492
4.00% 4/1/52 (g)	2,500,000	2,591,268
TOTAL U.S. GOVERNMENT AGENCY		52,334,767
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $282,643,984)		279,420,266
Bank Loan Obligations – 6.0%

COMMUNICATION SERVICES – 1.2%
Communications Equipment – 0.3%
CommScope, Inc. 2019 Term Loan B 1 month U.S. LIBOR + 3.250% 3.459% 4/6/26 (c)(i)(j)	1,500,000	1,461,570
Go Daddy Operating Co LLC 2021 Term Loan B4 1 month U.S. LIBOR + 2.000% 2.209% 8/10/27 (c)(i)(j)	1,000,000	984,220
Hunter US Bidco, Inc. USD Term Loan B 8/19/28 (k)	370,000	368,150
MH Sub I LLC 2017 1st Lien Term Loan 1 month U.S. LIBOR + 3.500% 3.709% 9/13/24 (c)(i)(j)	1,250,000	1,232,812

	Principal Amount	Value

MH Sub I LLC 2021 2nd Lien Term Loan 2/12/29 (k)	$ 750,000	$ 745,080
Proofpoint, Inc. 1st Lien Term Loan 3 month U.S. LIBOR + 3.250% 3.758% 8/31/28 (c)(i)(j)	1,500,000	1,481,820
		6,273,652
Diversified Telecommunication Services – 0.2%
Lumen Technologies, Inc. 2020 Term Loan B 3/15/27 (k)	1,250,000	1,216,013
Northwest Fiber LLC 2021 Term Loan 1 month U.S. LIBOR + 3.750% 3.874% 4/30/27 (c)(i)(j)	1,250,000	1,212,500
Zayo Group Holdings, Inc. USD Term Loan 1 month U.S. LIBOR + 3.000% 3.209% 3/9/27 (c)(i)(j)	1,500,000	1,465,185
		3,893,698
Internet Software & Services – 0.0%
Uber Technologies, Inc. 2021 1st Lien Term Loan B 1 month U.S. LIBOR + 3.500% 3.709% 4/4/25 (c)(i)(j)	450,000	445,361
Uber Technologies, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.500% 3.709% 2/25/27 (c)(i)(j)	1,000,000	989,310
		1,434,671
Media – 0.5%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan 12/20/29 (k)	1,000,000	1,001,250
Charter Communications Operating LLC 2019 Term Loan B2 2/1/27 (k)	1,000,000	984,380
Coral‑U.S. Co.‑Borrower LLC 2020 Term Loan B2 1/31/28 (k)	1,000,000	978,570
CSC Holdings LLC 2019 Term Loan B5 1 month U.S. LIBOR + 2.500% 2.691% 4/15/27 (c)(i)(j)	1,500,000	1,454,190
Diamond Sports Group LLC Term Loan 3 month U.S. LIBOR + 2.250% 5.50% 8/24/26 (c)(i)(j)	730,000	270,830
Directv Financing LLC Term Loan 3 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (c)(i)(j)	1,000,000	996,630
See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
Frontier Communications Holdings LLC 2021 DIP Term Loan B 3 month U.S. LIBOR + 3.750% 4.50% 5/1/28 (c)(i)(j)	$ 1,500,000	$ 1,486,410
Gray Television, Inc. 2021 Term Loan D 12/1/28 (k)	225,000	223,191
Nexstar Media, Inc. 2019 Term Loan B4 9/18/26 (k)	1,000,000	994,030
Radiate Holdco LLC 2021 Term Loan B 9/25/26 (k)	1,500,000	1,482,345
Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan 11/1/24 (k)	1,000,000	958,750
Univision Communications, Inc. 2021 First Lien Term Loan B 1 month U.S. LIBOR + 3.250% 4.00% 3/15/26 (c)(i)(j)	1,500,000	1,488,120
		12,318,696
Wireless Telecommunication Services – 0.2%
Altice France SA USD Term Loan B11 1 month U.S. LIBOR + 2.750% 2.75% 7/31/25 (c)(i)(j)	1,250,000	1,220,937
Intelsat Jackson Holdings SA 2017 Term Loan B4 3 month U.S. LIBOR + 5.500% 8.75% 2/1/29 (c)(i)(j)	3,000,000	2,954,070
		4,175,007
TOTAL COMMUNICATION SERVICES		28,095,724
CONSUMER DISCRETIONARY – 1.4%
Automobiles – 0.1%
American Trailer World Corp. Term Loan B 1 month U.S. LIBOR + 3.250% 4.50% 3/3/28 (c)(i)(j)	195,000	191,527
CWGS Group LLC 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (c)(i)(j)	1,250,000	1,229,163
		1,420,690
Diversified Consumer Services – 0.1%
Adtalem Global Education, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 4.500% 5.25% 12/8/28 (c)(i)(j)	1,000,000	988,960

	Principal Amount	Value

KUEHG Corp. 2018 Incremental Term Loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (c)(i)(j)	$ 1,000,000	$ 974,380
		1,963,340
Hotels, Restaurants & Leisure – 0.6%
AP Core Holdings II LLC High-Yield Term Loan B2 9/1/27 (k)	30,000	29,888
Bally's Corp. 2021 Term Loan B 10/2/28 (k)	1,000,000	992,500
Caesars Resort Collection LLC 2020 Term Loan B1 1 month U.S. LIBOR + 3.500% 3.709% 7/21/25 (c)(i)(j)	2,500,000	2,486,450
Carnival Corp. 2021 Incremental Term Loan B 6 month U.S. LIBOR + 3.250% 4.00% 10/18/28 (c)(i)(j)	1,500,000	1,481,250
Delta 2 SARL 2018 USD Term Loan 1 month U.S. LIBOR + 2.500% 3.20% 2/1/24	1,000,000	990,000
Fertitta Entertainment LLC 2022 Term Loan B 1/27/29 (k)	2,750,000	2,735,315
Four Seasons Hotels Ltd. New 1st Lien Term Loan 11/30/23 (k)	1,000,000	991,960
Golden Entertainment, Inc. 2017 1st Lien Term Loan 1 month U.S. LIBOR + 0.003% 0.038% 10/21/24 (c)(i)(j)	479,922	477,671
Hilton Grand Vacations Borrower LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.000% 3.50% 8/2/28 (c)(i)(j)	1,500,000	1,488,210
Scientific Games Corp. 2022 USD Term Loan B 2/4/29 (k)	325,000	322,699
Scientific Games International, Inc. 2018 Term Loan B5 8/14/24 (k)	235,000	233,268
Stars Group Holdings BV 2018 USD Incremental Term Loan 7/21/26 (k)	1,000,000	988,860
Station Casinos LLC 2020 Term Loan B 2/8/27 (k)	1,000,000	985,580
Whatabrands LLC 2021 Term Loan B 8/3/28 (k)	1,500,000	1,479,945
		15,683,596

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Bank Loan Obligations – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Household Durables – 0.0%
Weber-Stephen Products LLC 2022 Incremental Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.00% 10/30/27 (c)(i)(j)	$ 185,000	$ 183,150
Leisure Products – 0.1%
City Football Group Ltd. Term Loan 7/21/28 (k)	1,500,000	1,475,625
Equinox Holdings, Inc. 2017 1st Lien Term Loan 3 month U.S. LIBOR + 3.000% 4.00% 3/8/24 (c)(i)(j)	750,000	710,160
		2,185,785
Media – 0.1%
Red Ventures LLC 2020 Term Loan B2 1 month U.S. LIBOR + 2.500% 2.709% 11/8/24 (c)(i)(j)	1,000,000	985,780
Terrier Media Buyer, Inc. 2021 Term Loan 12/17/26 (k)	1,500,000	1,479,585
		2,465,365
Specialty Retail – 0.3%
Great Outdoors Group LLC 2021 Term Loan B1 3 month U.S. LIBOR + 3.750% 4.50% 3/6/28 (c)(i)(j)	3,535,000	3,513,790
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (c)(i)(j)	1,000,000	982,950
Leaf Home Solutions LLC 2022 Term Loan B 2/17/29 (k)	370,000	365,375
Les Schwab Tire Centers Term Loan B 3 month U.S. LIBOR + 3.250% 4.00% 11/2/27 (c)(i)(j)	300,000	296,874
Michaels Cos, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 4.250% 5.00% 4/15/28 (c)(i)(j)	1,250,000	1,159,725
RH Term Loan B 10/20/28 (k)	375,000	370,605
SRS Distribution, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 4.25% 6/2/28 (c)(i)(j)	1,500,000	1,480,875
		8,170,194

	Principal Amount	Value

Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. Term Loan B 1/26/29 (k)	$ 1,500,000	$ 1,481,250
TOTAL CONSUMER DISCRETIONARY		33,553,370
CONSUMER STAPLES – 0.2%
Beverages – 0.1%
Triton Water Holdings, Inc. Term Loan 3 month U.S. LIBOR + 3.500% 4.00% 3/31/28 (c)(i)(j)	1,500,000	1,461,660
Food Products – 0.1%
Del Monte Foods, Inc. 2022 Term Loan 2/15/29 (k)	375,000	371,408
JBS U.S.A. Lux SA 2019 Term Loan B 5/1/26 (k)	1,000,000	992,250
Naked Juice LLC 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.50% 1/24/30 (c)(i)(j)	1,000,000	1,003,130
Naked Juice LLC Delayed Draw Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (c)(i)(j)	54,545	54,034
Naked Juice LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (c)(i)(j)	945,455	936,596
		3,357,418
TOTAL CONSUMER STAPLES		4,819,078
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
CQP Holdco LP 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 4.25% 6/5/28 (c)(i)(j)	1,500,000	1,490,625
GIP II Blue Holding LP Term Loan B 9/29/28 (k)	1,500,000	1,491,090
GIP III Stetson I LP 2018 Term Loan B 3/16/22 (k)	230,000	223,905
Mesquite Energy, Inc. DIP New Money Term Loan 1 month U.S. LIBOR + 8.000%, 1 month U.S. LIBOR + 10.000% 10.00% - 12.00 6/30/20 (c)(e)(i)(j)	71,751	0
See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Mesquite Energy, Inc. Roll Up Term Loan 1 month U.S. LIBOR + 5.250% 7.25% 5/11/22 (c)(e)(i)(j)	$ 31,000	$ 0
TOTAL ENERGY		3,205,620
FINANCIALS – 0.6%
Capital Markets – 0.1%
Citadel Securities LP 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 2.709% 2/2/28 (c)(i)(j)	1,000,000	989,640
Communication Services – 0.0%
Trans Union LLC 2019 Term Loan B5 11/16/26 (k)	1,000,000	983,590
Diversified Financial Services – 0.1%
EG America LLC 2018 USD Term Loan 3 month U.S. LIBOR + 4.000% 4.224% 2/7/25 (c)(i)(j)	1,500,000	1,483,545
Novae LLC 1st Lien Term Loan 3 month U.S. LIBOR + 5.000% 5.22% 12/22/28 (c)(i)(j)	175,000	173,250
Novae LLC Delayed Draw Term Loan 12/22/28 (c)(i)(j)(l)	50,000	49,500
Runner Buyer, Inc. 2021 Term Loan B 3/16/22 (k)	155,000	150,350
Solis IV BV USD Term Loan B1 U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.00% 2/26/29 (c)(i)(j)	910,000	895,786
U.S. Holdco Vad, Inc. 2022 Term Loan 2/2/29 (k)	195,000	193,537
WH Borrower LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.00% 2/15/27 (c)(i)(j)	270,000	263,250
		3,209,218
Insurance – 0.4%
Acrisure LLC 2020 Term Loan B 3 month U.S. LIBOR + 3.500% 3.724% 2/15/27 (c)(i)(j)	1,500,000	1,474,380
Alliant Holdings Intermediate LLC 2021 Term Loan B4 11/6/27 (k)	1,000,000	990,420
Asurion LLC 2021 Second Lien Term Loan B4 1/20/29 (k)	1,500,000	1,481,250

	Principal Amount	Value

Asurion LLC 2021 Term Loan B9 7/31/27 (k)	$ 1,750,000	$ 1,716,103
HUB International, Ltd. 2021 Term Loan B 3 month U.S. LIBOR + 3.250% 4.00% 4/25/25 (c)(i)(j)	1,500,000	1,488,030
USI, Inc. 2019 Incremental Term Loan B 12/2/26 (k)	1,500,000	1,482,750
		8,632,933
TOTAL FINANCIALS		13,815,381
HEALTH CARE – 0.5%
Biotechnology – 0.0%
RPI Intermediate Finance Trust 2020 Term Loan B1 1 month U.S. LIBOR + 1.750% 1.959% 2/11/27 (c)(i)(j)	1,000,000	993,330
Health Care Equipment & Supplies – 0.0%
embecta Corp. Term Loan B 1/27/29 (k)	225,000	222,806
Surgery Center Holdings, Inc. 2021 Term Loan 8/31/26 (k)	115,000	113,850
		336,656
Health Care Providers & Services – 0.2%
Accelerated Health Systems, LLC 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 2/15/29 (c)(i)(j)	195,000	193,619
Gainwell Acquisition Corp. Term Loan B 10/1/27 (k)	520,000	516,968
Icon Luxembourg Sarl LUX Term Loan 3 month U.S. LIBOR + 2.250% 2.75% 7/3/28 (c)(i)(j)	1,000,680	988,532
Icon Luxembourg Sarl US Term Loan 3 month U.S. LIBOR + 2.250% 2.75% 7/3/28 (c)(i)(j)	249,320	246,293
Mozart Borrower LP USD Term Loan B 10/23/28 (k)	750,000	742,148
U.S. Renal Care, Inc. 2021 Term Loan B 3/16/22 (k)	1,000,000	967,500
		3,655,060
Health Care Technology – 0.1%
athenahealth, Inc. 2022 Delayed Draw Term loan 2/15/29 (l)	362,319	358,605

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Bank Loan Obligations – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Technology – continued
athenahealth, Inc. 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.50% 4.00% 2/15/29 (c)(i)(j)	$ 2,137,681	$ 2,115,770
Zelis Payments Buyer Inc. 2021 Delayed Draw Term Loan 9/30/26 (l)	57,816	57,021
Zelis Payments Buyer Inc. 2021 Term Loan B 9/30/26 (k)	317,184	312,823
		2,844,219
Pharmaceuticals – 0.2%
Da Vinci Purchaser Corp. 2019 Term Loan 1/8/27 (k)	1,000,000	994,380
Elanco Animal Health, Inc. Term Loan B 1 month U.S. LIBOR + 1.750% 1.856% 8/1/27 (c)(i)(j)	1,000,000	976,880
Organon & Co. USD Term Loan 3 month U.S. LIBOR + 3.000% 3.50% 6/2/28 (c)(i)(j)	1,000,000	994,690
Phoenix Newco, Inc. 2021 1st Lien Term Loan 11/15/28 (k)	1,500,000	1,486,875
		4,452,825
TOTAL HEALTH CARE		12,282,090
INDUSTRIALS – 0.5%
Aerospace & Defense – 0.1%
Amentum Government Services Holdings LLC 2022 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.50% 2/15/29 (c)(i)(j)	675,000	669,519
TransDigm, Inc. 2020 Term Loan F 1 month U.S. LIBOR + 2.250% 2.459% 12/9/25 (c)(i)(j)	1,000,000	982,120
		1,651,639
Building Products – 0.1%
Griffon Corp. Term Loan B 3/16/22 (k)	1,000,000	992,250
Commercial Services & Supplies – 0.2%
ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2 12/8/28 (k)	1,500,000	1,485,000

	Principal Amount	Value

Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 3 month U.S. LIBOR + 3.750% 4.25% 5/12/28 (c)(i)(j)	$ 1,000,000	$ 985,670
APi Group DE, Inc. 2021 Incremental Term Loan B 12/18/28 (k)	1,000,000	993,390
Cast & Crew LLC 2019 1st Lien Term Loan 2/9/26 (k)	1,000,000	993,060
		4,457,120
Communication Services – 0.0%
PECF USS Intermediate Holding III Corp. Term Loan B 12/15/28 (k)	300,000	298,173
Construction & Engineering – 0.1%
Brand Industrial Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (c)(i)(j)	1,750,000	1,668,782
Electrical Equipment – 0.0%
Vertiv Group Corp. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 2.857% 3/16/22 (c)(i)(j)	1,000,000	966,250
Household Durables – 0.0%
Kronos Acquisition Holdings, Inc. 2021 Term Loan B 12/22/26 (k)	1,000,000	922,360
Professional Services – 0.0%
EmployBridge LLC 2021 Term Loan B 7/14/28 (k)	1,000,000	988,040
TOTAL INDUSTRIALS		11,944,614
INFORMATION TECHNOLOGY – 1.0%
Communications Equipment – 0.1%
Anastasia Parent LLC 2018 Term Loan B 3 month U.S. LIBOR + 3.750% 3.974% 8/11/25 (c)(i)(j)	1,250,000	1,075,262
IT Services – 0.4%
AppLovin Corp. 2018 Term Loan B 1 month U.S. LIBOR + 3.250% 3.459% 8/15/25 (c)(i)(j)	1,500,000	1,488,285
Ascend Learning LLC 2021 Term Loan 12/11/28 (k)	1,000,000	986,090
Azalea Topco, Inc. Term Loan 3 month U.S. LIBOR + 3.500% 3.799% 7/24/26 (c)(i)(j)	1,000,000	982,080
See accompanying notes which are an integral part of the financial statements.
73	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Camelot Finance SA Term Loan B 10/30/26 (k)	$ 1,500,000	$ 1,484,250
Ion Trading Finance Ltd. 2021 USD Term Loan 3 month U.S. LIBOR + 4.750% 4.974% 4/1/28 (c)(i)(j)	1,000,000	994,380
Nexus Buyer LLC 2021 Second Lien Term Loan 1 month U.S. LIBOR + 6.250% 6.75% 10/29/29 (c)(i)(j)	55,000	54,427
Nexus Buyer LLC Term Loan B 11/9/28 (k)	225,000	222,516
Peraton Corp. Term Loan B 2/1/28 (k)	1,500,000	1,490,625
Rackspace Technology Global, Inc. 2021 Term Loan B 2/15/28 (k)	1,000,000	968,300
Tempo Acquisition LLC 2022 Term Loan B 8/31/28 (k)	375,000	371,250
		9,042,203
Semiconductors & Semiconductor Equipment – 0.0%
MKS Instruments, Inc. 2021 USD Term Loan 10/21/28 (k)	1,000,000	988,130
Software – 0.4%
Ceridian HCM Holding, Inc. 2018 Term Loan B 4/30/25 (k)	1,000,000	984,380
Dcert Buyer, Inc. 2019 Term Loan B 10/16/26 (k)	1,250,000	1,243,400
Dcert Buyer, Inc. 2021 2nd Lien Term Loan 2/19/29 (k)	500,000	498,000
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4 12/1/27 (k)	300,000	299,370
McAfee LLC 2022 USD Term Loan B 3 month U.S. LIBOR + 4.000% 4.50% 3/1/29 (c)(i)(j)	375,000	369,375
Polaris Newco LLC USD Term Loan B 6/2/28 (k)	1,000,000	993,070
RealPage, Inc. 1st Lien Term Loan 1 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (c)(i)(j)	1,000,000	988,190
SS&C Technologies, Inc. 2018 Term Loan B5 4/16/25 (k)	1,000,000	982,750

	Principal Amount	Value

UKG, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/26 (c)(i)(j)	$ 1,500,000	$ 1,488,750
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan 3 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (c)(i)(j)	1,000,000	994,840
		8,842,125
Technology Hardware, Storage & Peripherals – 0.1%
II-VI, Inc. 2021 Term Loan B 12/1/28 (k)	1,000,000	989,380
Seattle Spinco, Inc. 2022 USD Term Loan B5 2/26/27 (k)	1,750,000	1,723,750
		2,713,130
TOTAL INFORMATION TECHNOLOGY		22,660,850
MATERIALS – 0.5%
Air Freight & Logistics – 0.0%
Madison IAQ LLC Term Loan 6 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (c)(i)(j)	1,000,000	982,970
Chemicals – 0.1%
Arc Falcon I, Inc. 2021 Delayed Draw Term Loan 10/2/28 (k)	19,108	18,734
Arc Falcon I, Inc. 2021 Term Loan 9/30/28 (k)	130,892	128,329
Hexion, Inc. 2022 USD 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 7.049% 2/9/30 (c)(i)(j)	95,000	92,388
INEOS US Petrochem LLC 2021 USD Term Loan B 1 month U.S. LIBOR + 2.750% 3.25% 1/29/26 (c)(i)(j)	1,000,000	988,130
Olympus Water US Holding Corp. 2021 USD Term Loan B 11/9/28 (k)	300,000	295,650
Starfruit Finco B.V. 2018 USD Term Loan B 1 month U.S. LIBOR + 3.000% 3.209% 10/1/25 (c)(i)(j)	1,000,000	986,750
		2,509,981
Commercial Services & Supplies – 0.1%
CoreLogic, Inc. Term Loan 1 month U.S. LIBOR + 3.500% 4.00% 6/2/28 (c)(i)(j)	1,000,000	986,250
Spin Holdco, Inc. 2021 Term Loan 3/4/28 (k)	1,500,000	1,490,415
		2,476,665

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	74

Bank Loan Obligations – continued
	Principal Amount	Value
MATERIALS – continued
Construction Materials – 0.1%
Foley Products Co. LLC 2021 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 12/29/28 (c)(i)(j)	$ 140,000	$137,900
VM Consolidated, Inc. 2021 Term Loan B 3/19/28 (k)	1,000,000	993,000
		1,130,900
Containers & Packaging – 0.2%
Berlin Packaging LLC 2021 Term Loan B 3/11/28 (k)	1,000,000	985,630
Flex Acquisition Co, Inc. 2021 Term Loan 3 month U.S. LIBOR + 3.500% 4.00% 3/2/28 (c)(i)(j)	1,500,000	1,493,745
Reynolds Group Holdings Inc. 2021 Term Loan B 9/20/28 (k)	1,250,000	1,233,675
		3,713,050
Machinery – 0.0%
Brookfield WEC Holdings, Inc. 2021 Term Loan 1 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (c)(i)(j)	1,000,000	983,750
TOTAL MATERIALS		11,797,316
REAL ESTATE – 0.0%
Real Estate Management & Development – 0.0%
Cushman & Wakefield US Borrower LLC 2020 Term Loan B 1 month U.S. LIBOR + 2.750% 2.959% 8/21/25 (c)(i)(j)	1,000,000	990,420
TOTAL BANK LOAN OBLIGATIONS (Cost $145,326,199)		143,164,463
Asset-Backed Securities – 5.1%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	713,027	614,130
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	290,121	230,841
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	315,076	279,008
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	635,153	596,972
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	220,258	180,493

	Principal Amount	Value
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	$ 398,803	$ 370,428
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,877	175,575
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (a)	1,543,506	1,457,706
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (a)	2,762,505	2,676,095
Aimco CLO 11 Ltd.Series 2021-11A Class AR 3 month U.S. LIBOR + 1.130% 1.371% 10/17/34 (a)(c)(i)	984,000	975,765
Aimco CLO 14 Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (a)(c)(i)	2,114,000	2,082,169
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 1.341% 1/15/32 (a)(c)(i)	409,000	406,924
Allegro CLO XIII Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(c)(i)	1,078,000	1,069,885
Allegro CLO XIV Ltd.Series 2021-2A, Class A1 3 month U.S. LIBOR + 1.160% 1.401% 10/15/34 (a)(c)(i)	5,069,000	5,038,150
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 1.309% 4/30/31 (a)(c)(i)	2,400,000	2,381,590
Ares CLO Ltd. Series 2020‑58A, Class A 1.511% 1/15/35	2,223,000	2,222,460
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 1.561% 10/15/32 (a)(c)(i)	674,000	671,898
Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.288% 4/25/34 (a)(c)(i)	705,000	698,728
Ares LV CLO Ltd.Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.130% 1.371% 7/15/34 (a)(c)(i)	1,381,000	1,372,189
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 1.311% 4/15/34 (a)(c)(i)	1,478,000	1,466,512
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 1.491% 4/17/33 (a)(c)(i)	369,000	367,548
See accompanying notes which are an integral part of the financial statements.
75	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(c)(i)	$ 1,550,000	$ 1,543,436
Barings CLO Ltd. Series 2020-I 3 month U.S. LIBOR + 1.150% 1.391% 10/15/36 (a)(c)(i)	987,000	982,594
Barings CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.020% 1.278% 4/25/34 (a)(c)(i)	1,547,000	1,530,981
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 month U.S. LIBOR + 1.330% 1.571% 1/17/33 (a)(c)(i)	979,000	979,000
Beechwood Park CLO Ltd. Series 2019-1A, Class A1R 1.559% 1/17/35	2,055,000	2,054,497
Bethpage Park CLO Ltd. 3 month U.S. LIBOR + 1.130% 1.27% 1/15/35 (a)(c)(i)	1,493,000	1,484,612
BINOM Securitization Trust 2022-RPL1 3.00% 2/25/61	1,500,000	1,500,011
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	254,870	247,371
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (a)	2,405,068	2,311,030
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 1.231% 4/15/29 (a)(c)(i)	1,087,000	1,084,505
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	234,842	228,928
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,169,603	1,157,647
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	186,315	172,464
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	400,524	399,690
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (a)(c)(i)	1,283,000	1,264,779
Cedar Funding Ltd. 1.32% 4/20/35 (g)	1,985,000	1,984,021

	Principal Amount	Value
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(c)(i)	$ 1,192,000	$ 1,184,190
Cedar Funding XII CLO Ltd. 3 month U.S. LIBOR + 1.130% 1.388% 10/25/34 (a)(c)(i)	921,000	911,230
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	2,020,639	1,922,880
Columbia Cent CLO 29 Ltd. 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (a)(c)(i)	1,501,000	1,490,885
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(c)(i)	2,090,000	2,080,741
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(c)(i)	1,590,000	1,581,978
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	280,320	287,188
Dryden 76 CLO Ltd. 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(c)(i)	995,000	989,967
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 1.461% 1/18/32 (a)(c)(i)	1,277,000	1,276,181
Dryden 85 CLO Ltd. 3 month U.S. LIBOR + 1.150% 1.391% 10/15/35 (a)(c)(i)	1,320,000	1,312,562
Dryden 90 CLO Ltd. 3 month U.S. LIBOR + 1.130% 1.29% 2/20/35 (a)(c)(i)	784,000	779,430
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 1.421% 4/17/33 (a)(c)(i)	2,400,000	2,399,990
Dryden Senior Loan Fund Series 2022-98A, Class A 1.30% 4/20/35 (g)	1,057,000	1,056,743
Eaton Vance CLO 2020-2 Ltd. 1 month U.S. LIBOR + 1.150% 1.391% 1/15/35 (a)(c)(i)	1,782,000	1,772,778
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 1.491% 1/15/34 (a)(c)(i)	330,000	328,675

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	76

Asset-Backed Securities – continued
	Principal Amount	Value
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 1.341% 4/15/31 (a)(c)(i)	$ 684,000	$ 683,764
Finance Of America HECM Buyout 2.695% 11/25/24 (a)	2,600,000	2,599,998
Flatiron CLO 19 Ltd. 3 month U.S. LIBOR + 1.080% 1.539% 11/16/34 (a)(c)(i)	1,500,000	1,487,087
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 1.78% 11/20/33 (a)(c)(i)	1,360,000	1,356,729
Flatiron CLO Ltd. Series 2021-1A, Class A1 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (a)(c)(i)	980,000	971,074
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	200,631	191,316
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	263,195	255,746
Invesco CLO 2021-3 Ltd. 3 month U.S. LIBOR + 1.130% 1.249% 10/22/34 (a)(c)(i)	1,056,000	1,050,054
KKR CLO Ltd. Series 2022-41A, Class A1 1.33% 4/15/35 (g)	2,473,000	2,472,394
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 1.451% 1/15/33 (a)(c)(i)	760,000	759,506
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(c)(i)	1,700,000	1,690,353
Madison Park Funding LII Ltd. 3 month U.S. LIBOR + 1.100% 1.193% 1/22/35 (a)(c)(i)	1,719,000	1,706,295
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 1.179% 1/22/28 (a)(c)(i)	1,924,198	1,917,636
Madison Park Funding XLV Ltd.Series 2020-45A, Class A1R 3 month U.S. LIBOR + 1.120% 1.361% 7/15/34 (a)(c)(i)	1,689,000	1,676,464
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.200% 1.459% 1/22/31 (a)(c)(i)	390,000	388,546
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S LIBOR + 1.020% 1.274% 4/20/34 (a)(c)(i)	1,238,000	1,223,367

	Principal Amount	Value
Magnetite CLO Ltd. Series 20-27A, Class AR 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (a)(c)(i)	$ 348,000	$ 345,860
Magnetite XXIII Ltd. 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(c)(i)	1,275,000	1,263,873
Magnetite XXIX Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 1.231% 1/15/34 (a)(c)(i)	1,460,000	1,459,902
Magnetite XXX Ltd. 3 month U.S. LIBOR + 1.130% 1.262% 10/25/34 (a)(c)(i)	1,800,000	1,789,873
Marlette Funding Trust Series 2022-1 1.36% 4/15/32 (a)	700,000	699,465
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (a)(c)(i)	1,085,000	1,078,980
Peace Park CLO Ltd. Series 2021-1A, Class A 1 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (a)(c)(i)	574,000	569,886
Planet Fitness Master Issuer LLC:
3.251% 3.251% 12/05/51 (a)	1,316,000	1,320,279
4.008% 4.008% 12/05/51 (a)	1,177,000	1,156,888
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,596,375	1,619,570
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,314,760	2,305,293
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	491,144	478,834
Rockland Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (a)(c)(i)	1,839,000	1,829,601
RR Ltd. Series 2019-7A, Class A1AB 1.52% 1/15/37	2,290,000	2,289,444
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	825,703	791,439
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	194,410
SPGN Mortgage Trust 2022-TFLM Class B 2.05% 2/15/39	501,000	498,642
SPGN Mortgage Trust 2022-TFLM Class C 2.70% 2/15/39	261,000	259,772
See accompanying notes which are an integral part of the financial statements.
77	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Symphony CLO Ltd. Series 2022-32A, Class A1 1.00% 4/23/35 (g)	$ 2,242,000	$ 2,240,879
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.06% 1.301% 7/15/32 (a)(c)(i)	250,000	249,097
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 1.531% 4/18/33 (a)(c)(i)	2,900,000	2,881,550
Symphony CLO XXV Ltd. Series 2021-25A, Class A 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (a)(c)(i)	1,566,000	1,550,562
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(c)(i)	1,300,000	1,287,924
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	142,090	140,189
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	5,173,388	5,057,819
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	946,880	918,301
Voya CLO 2020-3 Ltd. 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(c)(i)	1,995,000	1,981,639
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (a)(c)(i)	679,000	676,814
Voya CLO Ltd. Series 2020-1A, Class AR:
3 month U.S. LIBOR + 1.150% 1.391% 1.391% 7/16/34 (a)(c)(i)	953,000	946,902
3 month U.S. LIBOR + 1.160% 1.408% 1.408% 7/19/34 (a)(c)(i)	960,000	954,362
TOTAL ASSET-BACKED SECURITIES (Cost $124,203,811)		122,904,428
Collateralized Mortgage Obligations – 2.8%

PRIVATE SPONSOR – 2.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	493,460

	Principal Amount	Value

BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	$ 111,000	$ 108,856
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A 1.25% 1/15/39 (a)	1,235,000	1,224,369
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class B 1.65% 1/15/39	311,000	307,764
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class C 2.25% 1/15/39	167,000	165,288
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	111,665
BANK Series 2020-BNK30, Class MCDE 2.918% 12/15/53 (c)	5,208,000	4,654,786
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (c)	127,000	136,332
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(c)(i)	701,000	695,718
BX 2021-LBA3 Mortgage Trust:
1 month U.S. LIBOR + 0.689% 0.881% 10/15/36 (a)(c)(i)	2,043,000	1,996,965
1 month U.S. LIBOR + 0.898% 1.091% 10/15/36 (a)(c)(i)	306,000	298,339
1 month U.S. LIBOR + 1.099% 1.291% 10/15/36 (a)(c)(i)	409,000	396,712
1 month U.S. LIBOR + 1.298% 1.49% 10/15/36 (a)(c)(i)	397,000	384,080
1 month U.S. LIBOR + 1.948% 2.14% 10/15/36 (a)(c)(i)	1,381,000	1,336,057
BX Commercial Mortgage Trust 2019-CALM 1 month U.S. LIBOR + 0.876% 1.067% 11/15/32 (a)(c)(i)	2,215,000	2,186,570
BX Commercial Mortgage Trust 2021-SOAR 1 month U.S. LIBOR + 0.67% 0.861% 6/15/38 (a)(c)(i)	1,606,000	1,569,810
BX Commercial Mortgage Trust Series 2018-BIOA 1 month U.S. LIBOR + 0.671% 0.862% 3/15/37 (c)(i)	1,181,438	1,171,001

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	78

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (a)(c)(i)	$ 124,600	$ 124,125
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(c)(i)	500,000	494,380
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (a)(c)(i)	1,917,000	1,888,142
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (a)(c)(i)	210,000	206,312
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (a)(c)(i)	220,000	215,320
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (a)(c)(i)	1,159,400	1,149,168
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (a)(c)(i)	389,300	385,631
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (a)(c)(i)	550,800	545,276
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (a)(c)(i)	3,324,350	3,287,014
BX Commercial Mortgage Trust Series 2020-FOX, Class A 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(c)(i)	852,075	846,782
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 2.816% 9/15/37 (a)(c)(i)	116,992	98,917
BX Trust Series 2022-LP2, Class A 1.063% 2/15/39 (a)	2,807,000	2,778,900
BX Trust Series 2022-LP2, Class B 1.316% 2/15/39	846,000	836,886
BX Trust Series 2022-LP2, Class C 1.612% 2/15/39	846,000	837,121
BX Trust Series 2022-LP2, Class D 2.011% 2/15/39	846,000	836,966

	Principal Amount	Value

CAMB Commercial Mortgage Trust 2019-LIFE 1 month U.S. LIBOR + 1.007% 1.261% 12/15/37 (c)(i)	$ 700,000	$ 694,732
Cascade Funding Mortgage Trust 2021-HB6 0.898% 6/25/36 (a)(c)	1,017,684	1,012,577
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(c)(i)	821,007	811,782
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (a)(c)(i)	161,819	158,978
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (a)(c)(i)	182,667	177,627
CIM Retail Portfolio Trust 2021-RETL:
1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(c)(i)	1,202,613	1,182,162
1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(c)(i)	370,335	361,149
1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (a)(c)(i)	275,802	267,604
1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (a)(c)(i)	340,123	328,355
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	221,430
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	3,174,000	3,066,234
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (a)(c)(i)	530,000	524,681
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (a)(c)(i)	128,000	126,716
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 2.441% 12/15/30 (a)(c)(i)	809,000	797,079
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	288,605
See accompanying notes which are an integral part of the financial statements.
79	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	$ 100,000	$ 99,466
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(c)	100,000	98,830
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(c)	118,000	113,945
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	343,383	335,154
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 0.893% 11/15/38 (a)(c)(i)	2,789,000	2,731,469
Extended Stay America Trust 2021-ESH:
3 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(c)(i)	861,697	853,409
3 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (a)(c)(i)	490,978	485,127
3 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (a)(c)(i)	361,773	357,461
1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(c)(i)	739,449	729,746
GS Mortgage Securities Corportation Trust 2021-IP:
1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(c)(i)	1,191,000	1,178,280
1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (a)(c)(i)	184,000	181,487
1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (a)(c)(i)	152,000	149,813
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	50,986
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	77,301
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)(c)	105,000	105,704
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (a)	385,000	393,097

	Principal Amount	Value

Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(c)(i)	$ 3,945,642	$ 3,866,591
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class B 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (a)(c)(i)	358,784	350,249
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class C 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (a)(c)(i)	226,083	219,855
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class D 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (a)(c)(i)	314,550	304,720
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(c)(i)	274,249	266,008
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.441% 8/15/33 (a)(c)(i)	241,866	240,326
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.691% 8/15/33 (a)(c)(i)	583,228	577,833
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	200,203
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,078,661
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)(c)	155,000	152,489
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)(c)	149,000	144,705
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (a)(c)	2,266,000	2,233,682
Prima Capital CRE Securitization 2021-1X 1 month U.S. LIBOR + 1.800% 1.962% 12/15/37 (a)(c)(i)	499,000	496,269
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 1.612% 12/15/37 (a)(c)(i)	441,070	440,241

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	80

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
SREIT Trust 2021-MFP:
1 month U.S. LIBOR + 0.731% 0.922% 11/15/38 (a)(c)(i)	$ 1,910,000	$ 1,871,749
1 month U.S. LIBOR + 1.080% 1.271% 11/15/38 (a)(c)(i)	1,094,000	1,072,089
1 month U.S. LIBOR + 1.329% 1.52% 11/15/38 (a)(c)(i)	679,000	664,586
1 month U.S. LIBOR + 1.578% 1.769% 11/15/38 (a)(c)(i)	447,000	437,510
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (a)	1,269,000	1,182,899
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (a)	80,000	73,946
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	633,272
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	233,246
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(c)(i)	1,021,000	1,011,413
TOTAL PRIVATE SPONSOR		67,482,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,190,601)		67,482,240
Foreign Government and Government Agency Obligations – 1.7%

Angola Republic:
8.25% 5/9/28	200,000	199,500
9.50% 11/12/25	325,000	347,750
Arab Republic of Egypt:
3.875% 2/16/26	300,000	259,875
5.80% 9/30/27	300,000	264,750
7.50% 1/31/27	900,000	864,000
7.60% 3/1/29	200,000	179,500
8.70% 3/1/49	350,000	273,875
Argentine Republic:
0.50% 7/9/30	2,965,589	946,023
1.00% 7/9/29	95,826	31,575
1.125% 7/9/35	1,858,239	550,968
2.00% 1/9/38	450,000	166,500
Barbados Government 6.500% 10/1/29	275,000	270,067

	Principal Amount	Value
Bermuda Government 3.717% 1/25/27 (a)	$ 400,000	$ 412,700
Brazilian Federative Republic:
2.875% 6/6/25	250,000	247,875
3.75% 9/12/31	550,000	496,650
7.125% 1/20/37	175,000	200,736
8.25% 1/20/34	325,000	405,194
Chilean Republic:
2.45% 1/31/31	625,000	587,227
4.00% 1/31/52	275,000	268,675
Colombian Republic:
3.00% 1/30/30	200,000	171,913
3.125% 4/15/31	200,000	169,538
3.25% 4/22/32	300,000	251,100
5.00% 6/15/45	450,000	373,303
Costa Rican Republic 5.625% 4/30/43	125,000	104,789
Democratic Socialist Republic of Sri Lanka 7.850% 3/14/29	200,000	88,538
Dominican Republic:
5.30% 1/21/41	200,000	171,288
5.50% 1/27/25 (Reg. S)	400,000	416,000
5.875% 1/30/60	400,000	336,575
5.95% 1/25/27 (a)	1,900,000	1,976,000
6.00% 7/19/28 (a)	2,400,000	2,476,200
Ecuador Republic:
1.00% 7/31/35	225,000	158,667
5.00% 7/31/30	400,000	351,825
El Salvador Republic 7.125% 1/20/50	175,000	85,400
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,105,050
3.875% 4/16/50 (a)	1,260,000	1,348,200
Gabonese Republic 6.950% 6/16/25	200,000	201,788
Georgia Republic 2.750% 4/22/26	300,000	271,500
Ghana Republic 7.750% 4/7/29	300,000	203,250
Guatemalan Republic 5.375% 4/24/32	350,000	360,347
Indonesian Republic:
3.85% 10/15/30	1,500,000	1,590,281
4.10% 4/24/28	200,000	213,600
4.20% 10/15/50	1,500,000	1,535,790
5.95% 1/8/46 (a)	325,000	403,366
7.75% 1/17/38 (a)	225,000	311,667
8.50% 10/12/35 (a)	500,000	731,656
Islamic Republic of Pakistan 6.000% 4/8/26	265,000	241,842
See accompanying notes which are an integral part of the financial statements.
81	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Israeli State 3.375% 1/15/50	$ 200,000	$ 195,242
Ivory Coast:
6.125% 6/15/33	300,000	288,712
6.375% 3/3/28 (a)	200,000	204,662
Jamaican Government 6.750% 4/28/28	200,000	220,412
Jordanian Kingdom 4.950% 7/7/25	300,000	300,000
Kingdom of Saudi Arabia:
2.25% 2/2/33	300,000	282,750
2.90% 10/22/25 (a)	500,000	511,875
3.25% 10/22/30 (a)	500,000	515,625
4.50% 4/22/60 (a)	390,000	431,925
4.625% 10/4/47	250,000	274,687
Ministry of Finance of the Russian Federation:
4.75% 5/27/26	200,000	60,000
5.25% 6/23/47	200,000	60,000
Mongolia Government 5.125% 4/7/26	300,000	297,033
Panamanian Republic:
2.252% 9/29/32	400,000	353,450
3.16% 1/23/30	65,000	63,793
3.87% 7/23/60	235,000	200,896
3.875% 3/17/28	50,000	51,494
Peruvian Republic:
2.783% 1/23/31	700,000	663,600
3.00% 1/15/34	125,000	115,188
3.30% 3/11/41	125,000	111,375
Provincia de Buenos Aires 3.900% 9/1/37 (a)	300,000	126,713
Provincia de Cordoba 5.000% 12/10/25	400,000	298,575
Republic of Armenia 7.150% 3/26/25	100,000	105,613
Republic of Hungary 2.125% 9/22/31	300,000	267,690
Republic of Kenya:
6.875% 6/24/24	200,000	207,000
7.00% 5/22/27	155,000	148,025
Republic of Nigeria:
6.125% 9/28/28 (a)	500,000	461,187
7.625% 11/21/25 (a)	600,000	636,000
Republic of Paraguay:
2.739% 1/29/33 (a)	300,000	261,712
4.95% 4/28/31 (a)	200,000	207,537
Republic of Serbia 2.125% 12/1/30	300,000	247,875

	Principal Amount	Value
Republic of Uzbekistan 3.700% 11/25/30 (a)	$ 300,000	$ 258,000
Romanian Republic:
3.00% 2/27/27 (a)	250,000	243,437
3.625% 3/27/32 (a)	300,000	282,750
4.00% 2/14/51	75,000	63,375
Rwanda Republic 5.500% 8/9/31 (a)	200,000	189,163
South African Republic 4.850% 9/30/29	225,000	219,417
State of Qatar:
3.40% 4/16/25 (a)	580,000	601,170
3.75% 4/16/30 (a)	775,000	835,062
4.40% 4/16/50 (a)	1,785,000	2,063,906
Sultanate of Oman:
5.375% 3/8/27	500,000	505,000
5.625% 1/17/28	425,000	431,375
6.25% 1/25/31	200,000	206,500
6.75% 1/17/48	200,000	190,500
Turkish Republic:
3.25% 3/23/23	450,000	442,069
4.25% 3/13/25	500,000	462,437
4.875% 4/16/43	200,000	138,725
4.875% 10/9/26	500,000	444,000
5.75% 5/11/47	115,000	82,570
6.35% 8/10/24	300,000	296,962
Ukraine Government:
1.258% 5/31/40 (c)(i)	100,000	15,000
7.253% 3/15/33	300,000	96,000
7.75% 9/1/22	290,000	124,700
7.75% 9/1/23	525,000	210,000
7.75% 9/1/24	400,000	128,000
7.75% 9/1/27	100,000	32,000
United Mexican States:
3.25% 4/16/30	500,000	485,750
3.75% 1/11/28	200,000	206,000
5.75% 10/12/10	450,000	459,000
Uruguay Republic 5.100% 6/18/50	225,000	267,933
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,200,643)		40,774,360
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.300% 10/1/39	450,000	666,976
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	120,261

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	82

Municipal Securities – continued
	Principal Amount	Value
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	$ 488,727	$ 501,851
5.10% 6/1/33	1,670,000	1,842,366
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29	1,032,000	1,260,667
TOTAL MUNICIPAL SECURITIES (Cost $4,106,498)		4,392,121

Common Stocks – 0.1%
	Shares
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. (m)	225	2,745
Mesquite Energy, Inc. (e)(m)	3,883	222,924
TOTAL ENERGY		225,669
ENERGY EQUIPMENT & SERVICES – 0.0%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (e)(m)	2,692	149,029
HOTELS, RESTAURANTS & LEISURE – 0.0%
Casinos & Gaming – 0.0%
Caesars Entertainment, Inc. (m)	2,700	227,313
OIL, GAS & CONSUMABLE FUELS – 0.1%
Oil & Gas Exploration & Production – 0.1%
California Resources Corp.	1,296	53,434
Denbury, Inc. (m)	28,577	2,076,405
TOTAL OIL, GAS & CONSUMABLE FUELS		2,129,839
TOTAL COMMON STOCKS (Cost $1,374,267)		2,731,850

Convertible Bonds – 0.1%
	Principal Amount
COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp.:
2.375% 3/15/24	$ 400,000	380,600
3.375% 8/15/26	868,000	787,276
TOTAL COMMUNICATION SERVICES		1,167,876
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Mesquite Energy, Inc.:
15.00% 7/15/23 (e)(n)	30,322	163,739

	Principal Amount	Value

15.00% 7/15/23 (e)(n)	$ 52,465	$ 255,504
TOTAL ENERGY		419,243
TOTAL CONVERTIBLE BONDS (Cost $1,250,061)		1,587,119

Money Market Fund – 8.8%
	Shares
Fidelity Investments Money Market Government Portfolio Class I 0.01% (o)(p) (Cost $211,294,114)	211,294,114	211,294,114
TOTAL INVESTMENT IN SECURITIES – 105.9% (Cost $2,588,505,625)		2,543,281,053
NET OTHER ASSETS (LIABILITIES) – (5.9%)		(141,992,260)
NET ASSETS – 100.0%		$ 2,401,288,793

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,848,416 or 16.7% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $261,159.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $470,134 and $465,126, respectively.
(m)	Non-income producing.
(n)	Restricted securities (including private placements) – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,285 or 0.0% of net assets.
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Affiliated Fund.
See accompanying notes which are an integral part of the financial statements.
83	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20-1/19/22	$ 29,173
Mesquite Energy, Inc. 15% 7/15/23	11/5/20-1/19/22	$ 50,201
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT Long Bond U.S. Treasury Note Contracts (United States)	58	June 2022	9,087,875	(119,394)	(119,394)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	61	June 2022	13,128,820	41,938	41,938
CBOT 5-Year U.S. Treasury Note Contracts (United States)	41	June 2022	4,849,531	(35,254)	(35,254)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	53	June 2022	6,754,188	54,242	54,242
Total Treasury Contracts					$ (58,468)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Swaps
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$1,720,000	$ 9,066	$ 7,522	$1,544
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Chase Bank, N.A.	(0.5%)	Monthly	$1,000,000	5,271	5,577	(306)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Chase Bank, N.A.	(0.5%)	Monthly	$1,730,000	9,118	7,801	1,317
TOTAL CREDIT DEFAULT SWAPS						$23,455	$20,900	$2,555
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$241,790,925	$140,803,000	$382,593,925	$0	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Class I 0.01%	$—	$211,294,114	$—	$56,515	$—	$—	$211,294,114
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	84

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 853,737,133	$ —	$ 853,737,133	$ —
U.S. Treasury Obligations	815,792,959	—	815,792,959	—
U.S. Government Agency - Mortgage Securities	279,420,266	—	279,420,266	—
Bank Loan Obligations	143,164,463	—	143,164,463	—
Asset-Backed Securities	122,904,428	—	122,904,428	—
Collateralized Mortgage Obligations	67,482,240	—	67,482,240	—
Foreign Government and Government Agency Obligations	40,774,360	—	40,774,360	—
Municipal Securities	4,392,121	—	4,392,121	—
Common Stocks	2,731,850	2,359,897	—	371,953
Convertible Bonds	1,587,119	—	1,167,876	419,243
Money Market Funds	211,294,114	211,294,114	—	—
Total Investments in Securities:	$ 2,543,281,053	$ 213,654,011	$ 2,328,835,846	$ 791,196

Derivative Instruments:
Assets
Futures Contracts	$ 96,180	$ 96,180	$ —	$ —
Swaps	2,861	—	2,861	—
Total Assets	$ 99,041	$ 96,180	$ 2,861	$ —
Liabilities
Swaps	$ (306)	$ —	$ (306)	$ —
Futures Contracts	(154,648)	(154,648)	—	—
Total Liabilities	$ (154,954)	$ (154,648)	$ (306)	$ —
Total Derivative Instruments:	$ (55,913)	$ (58,468)	$ 2,555	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Credit Risk
Swaps (a)	$ 23,455	$ 0
Total Credit Risk	$ 23,455	$ 0
Interest Rate Risk
Futures Contracts(b)	96,180	(154,648)
Total Interest Rate Risk	$ 96,180	$(154,648)
Total Value of Derivatives	$119,635	$(154,648)

(a)	For bi-lateral over-the counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).
(b)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
85	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	91.4%
Cayman Islands	4.7%
United Kingdom	1.3%
Mexico	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	6.1%
105.9%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	86

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87

Financial Statements
Statements of Assets and Liabilities
February 28, 2022 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Investment Grade Bond ETF	Fidelity Investment Grade Securitized ETF	Fidelity Limited Term Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$236,275,118	$ 9,630,287	$ 7,358,871	$280,347,032
Fidelity Central Funds	11,168,443	674,973	2,692,225	4,913,564
Other Affiliated issuers	—	—	—	—
Total Investments in Securities	$247,443,561	$10,305,260	$10,051,096	$285,260,596
Segregated cash with brokers for derivative instruments	—	—	8,180	56,700
Cash	111,311	8,881	24,848	—
Receivable for investments sold
Regular delivery	7,162,138	—	—	4,438,117
Delayed delivery	—	72,833	4,360,969	—
Receivable for fund shares sold	—	—	—	—
Distributions receivable from Fidelity Central Funds	594	38	150	208
Dividends receivable	—	—	—	—
Interest receivable	2,198,466	48,345	10,066	1,169,288
Bi-lateral OTC swaps, at value	—	—	448	—
Receivable for daily variation margin on centrally cleared OTC swaps	—	—	577	—
Total assets	256,916,070	10,435,357	14,456,334	290,924,909
Liabilities
Payable for investments purchased
Regular delivery	1,100,558	123,826	27,556	8,610,408
Delayed delivery	—	595,578	8,424,712	280,668
Payable for fund shares redeemed	7,742,276	—	—	—
Distributions payable	553,700	13,200	8,500	255,300
Accrued management fees	75,863	2,906	2,474	84,901
Payable for daily variation margin on futures contracts	—	—	12,071	11,137
Total liabilities	9,472,397	735,510	8,475,313	9,242,414
Net Assets	$247,443,673	$ 9,699,847	$ 5,981,021	$281,682,495
Net Assets consist of:
Paid in capital	$257,053,316	$10,026,001	$ 6,418,281	$290,202,269
Total accumulated earnings (loss)	(9,609,643)	(326,154)	(437,260)	(8,519,774)
Net Assets	$247,443,673	$ 9,699,847	$ 5,981,021	$281,682,495
Shares outstanding	4,750,000	200,000	125,000	5,550,000
Net Asset Value per share	$ 52.09	$ 48.50	$ 47.85	$ 50.75
Investments at cost – Unaffiliated issuers	$246,157,808	$ 9,900,445	$ 7,414,967	$287,992,045
Investments at cost – Fidelity Central Funds	11,168,360	674,973	2,692,225	4,913,562
Investments at cost – Affiliated issuers	—	—	—	—
Investments at cost	$257,326,168	$10,575,418	$10,107,192	$292,905,607
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	88

Statements of Assets and Liabilities
February 28, 2022 (Unaudited)
	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$223,082,635	$2,331,986,939
Fidelity Central Funds	5,974,953	—
Other Affiliated issuers	—	211,294,114
Total Investments in Securities	$229,057,588	$2,543,281,053
Segregated cash with brokers for derivative instruments	—	2,713,460
Cash	2,498	31,769,652
Receivable for investments sold
Regular delivery	5,548,168	2,451,464
Delayed delivery	—	33,649,846
Receivable for fund shares sold	—	53,697,232
Distributions receivable from Fidelity Central Funds	115	—
Dividends receivable	—	1,621
Interest receivable	292,862	13,931,229
Bi-lateral OTC swaps, at value	—	23,455
Receivable for daily variation margin on centrally cleared OTC swaps	—	—
Total assets	234,901,231	2,681,519,012
Liabilities
Payable for investments purchased
Regular delivery	8,624,754	123,901,511
Delayed delivery	—	149,155,460
Payable for fund shares redeemed	2,523,941	—
Distributions payable	111,875	3,672,160
Accrued management fees	27,274	677,402
Payable for daily variation margin on futures contracts	—	2,823,686
Total liabilities	11,287,844	280,230,219
Net Assets	$223,613,387	$2,401,288,793
Net Assets consist of:
Paid in capital	$224,876,338	$2,454,773,990
Total accumulated earnings (loss)	(1,262,951)	(53,485,197)
Net Assets	$223,613,387	$2,401,288,793
Shares outstanding	4,425,000	46,952,000
Net Asset Value per share	$ 50.53	$ 51.14
Investments at cost – Unaffiliated issuers	$224,023,646	$2,377,211,511
Investments at cost – Fidelity Central Funds	5,974,953	—
Investments at cost – Affiliated issuers	—	211,294,114
Investments at cost	$229,998,599	$2,588,505,625
See accompanying notes which are an integral part of the financial statements.
89	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended February 28, 2022 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Investment Grade Bond ETF	Fidelity Investment Grade Securitized ETF	Fidelity Limited Term Bond ETF
Investment Income
Dividends Unaffiliated issuers	$ —	$ —	$ —	$ —
Dividends Affiliated issuers	—	—	—	—
Interest	3,736,249	90,030	81,105	1,741,822
Income from Fidelity Central Funds	3,399	249	811	1,064
Total income	3,739,648	90,279	81,916	1,742,886
Expenses
Management fees	493,763	17,955	17,285	513,442
Independent trustees' fees and expenses	477	17	17	503
Legal	—	—	—	—
Total expenses before reductions	494,240	17,972	17,302	513,945
Expense reductions	(24)	(5)	(3)	(20)
Total expenses	494,216	17,967	17,299	513,925
Net investment income (loss)	3,245,432	72,312	64,617	1,228,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	643,569	(20,535)	(380,827)	(173,096)
Net realized gain (loss) on Fidelity Central Funds	—	—	—	—
Net realized gain (loss) on In-kind redemptions	399,634	—	—	(194,767)
Net realized gain (loss) on futures contracts	—	—	17,217	(307,219)
Net realized gain (loss) on Swaps	—	—	1,019	—
Total net realized gain (loss)	1,043,203	(20,535)	(362,591)	(675,082)
Change in net unrealized appreciation (depreciation) on investment securities	(21,241,855)	(430,798)	(64,763)	(8,655,018)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	—	—	(3,206)	38,926
Change in net unrealized appreciation (depreciation) on swaps	—	—	(2,323)	—
Total change in net unrealized appreciation (depreciation)	(21,241,855)	(430,798)	(70,292)	(8,616,092)
Net gain (loss)	(20,198,652)	(451,333)	(432,883)	(9,291,174)
Net increase (decrease) in net assets resulting from operations	$(16,953,220)	$(379,021)	$(368,266)	$(8,062,213)
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	90

Statements of Operations
For the six months ended February 28, 2022 (Unaudited)
	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Investment Income
Dividends Unaffiliated issuers	$ —	$ 220
Dividends Affiliated issuers	—	1,853
Interest	741,275	22,489,095
Income from Fidelity Central Funds	1,115	56,515
Total income	742,390	22,547,683
Expenses
Management fees	173,050	3,902,460
Independent trustees' fees and expenses	396	3,481
Legal	—	1,571
Total expenses before reductions	173,446	3,907,512
Expense reductions	(27)	(102)
Total expenses	173,419	3,907,410
Net investment income (loss)	568,971	18,640,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,387)	(146,152)
Net realized gain (loss) on Fidelity Central Funds	—	983
Net realized gain (loss) on In-kind redemptions	—	—
Net realized gain (loss) on futures contracts	—	(114,788)
Net realized gain (loss) on Swaps	—	—
Total net realized gain (loss)	(5,387)	(259,957)
Change in net unrealized appreciation (depreciation) on investment securities	(1,686,260)	(103,857,414)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	(983)
Change in net unrealized appreciation (depreciation) on futures contracts	—	(58,468)
Change in net unrealized appreciation (depreciation) on swaps	—	2,555
Total change in net unrealized appreciation (depreciation)	(1,686,260)	(103,914,310)
Net gain (loss)	(1,691,647)	(104,174,267)
Net increase (decrease) in net assets resulting from operations	$(1,122,676)	$ (85,533,994)
See accompanying notes which are an integral part of the financial statements.
91	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Investment Grade Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,245,432	$ 6,342,736	$ 72,312	$ 57,072
Net realized gain (loss)	1,043,203	780,162	(20,535)	(28,844)
Change in net unrealized appreciation (depreciation)	(21,241,855)	701,763	(430,798)	160,640
Net increase (decrease) in net assets resulting from operations	(16,953,220)	7,824,661	(379,021)	188,868
Distributions to shareholders	(3,244,850)	(7,401,950)	(72,600)	(63,400)
Return of capital	—	—	—	—
Total distributions	(3,244,850)	(7,401,950)	(72,600)	(63,400)
Share transactions
Proceeds from sales of shares	11,095,233	119,871,987	—	10,026,000
Cost of shares redeemed	(37,914,666)	(32,765,280)	—	—
Net increase (decrease) in net assets resulting from share transactions	(26,819,433)	87,106,707	—	10,026,000
Total increase (decrease) in net assets	(47,017,503)	87,529,418	(451,621)	10,151,468
Net Assets
Beginning of period	294,461,176	206,931,758	10,151,468	—
End of period	$247,443,673	$294,461,176	$ 9,699,847	$10,151,468
Other Information
Shares
Sold	200,000	2,150,000	—	200,000
Redeemed	(700,000)	(600,000)	—	—
Net increase (decrease)	(500,000)	1,550,000	—	200,000

A	For the period March 2, 2021 (commencement of operations) to August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	92

Statements of Changes in Net Assets
	Fidelity Investment Grade Securitized ETF		Fidelity Limited Term Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,617	$ 4,625	$ 1,228,961	$ 2,462,656
Net realized gain (loss)	(362,591)	2,512	(675,082)	1,523,499
Change in net unrealized appreciation (depreciation)	(70,292)	10,385	(8,616,092)	(1,616,766)
Net increase (decrease) in net assets resulting from operations	(368,266)	17,522	(8,062,213)	2,369,389
Distributions to shareholders	(65,500)	(21,016)	(1,290,900)	(2,569,300)
Return of capital	—	(28,984)	—	—
Total distributions	(65,500)	(50,000)	(1,290,900)	(2,569,300)
Share transactions
Proceeds from sales of shares	—	10,018,000	31,016,338	278,080,411
Cost of shares redeemed	(3,570,735)	—	(23,177,297)	(175,867,637)
Net increase (decrease) in net assets resulting from share transactions	(3,570,735)	10,018,000	7,839,041	102,212,774
Total increase (decrease) in net assets	(4,004,501)	9,985,522	(1,514,072)	102,012,863
Net Assets
Beginning of period	9,985,522	—	283,196,567	181,183,704
End of period	$ 5,981,021	$ 9,985,522	$281,682,495	$ 283,196,567
Other Information
Shares
Sold	—	200,000	600,000	5,300,000
Redeemed	(75,000)	—	(450,000)	(3,350,000)
Net increase (decrease)	(75,000)	200,000	150,000	1,950,000

A	For the period March 2, 2021 (commencement of operations) to August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
93	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 568,971	$ 1,263,316	$ 18,640,273	$ 31,981,427
Net realized gain (loss)	(5,387)	232,909	(259,957)	(4,537,476)
Change in net unrealized appreciation (depreciation)	(1,686,260)	(716,238)	(103,914,310)	7,451,419
Net increase (decrease) in net assets resulting from operations	(1,122,676)	779,987	(85,533,994)	34,895,370
Distributions to shareholders	(576,725)	(1,253,350)	(19,335,926)	(65,488,188)
Return of capital	—	—	—	—
Total distributions	(576,725)	(1,253,350)	(19,335,926)	(65,488,188)
Share transactions
Proceeds from sales of shares	—	58,685,085	457,513,044	727,338,753
Cost of shares redeemed	(10,129,547)	(13,985,293)	—	(13,321,769)
Net increase (decrease) in net assets resulting from share transactions	(10,129,547)	44,699,792	457,513,044	714,016,984
Total increase (decrease) in net assets	(11,828,948)	44,226,429	352,643,124	683,424,166
Net Assets
Beginning of period	235,442,335	191,215,906	2,048,645,669	1,365,221,503
End of period	$223,613,387	$235,442,335	$2,401,288,793	$2,048,645,669
Other Information
Shares
Sold	—	1,150,000	8,750,000	13,500,000
Redeemed	(200,000)	(275,000)	—	(250,000)
Net increase (decrease)	(200,000)	875,000	8,750,000	13,250,000
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	94

Financial Highlights
	Fidelity Corporate Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 56.09	$ 55.93	$ 53.26	$ 48.64	$ 50.97	$ 51.20
Income from Investment Operations
Net investment income (loss)A,B	0.645	1.321	1.546	1.732	1.599	1.444
Net realized and unrealized gain (loss)	(3.998)	0.387	2.655	4.610	(2.311)	(0.243)
Total from investment operations	(3.353)	1.708	4.201	6.342	(0.712)	1.201
Distributions from net investment income	(0.647)	(1.308)	(1.531)	(1.722)	(1.618)	(1.431)
Distributions from net realized gain	—	(0.244)	—	—	—	—
Total distributions	(0.647)	(1.552)	(1.531)	(1.722)	(1.618)	(1.431)
Net asset value, end of period	$ 52.09	$ 56.09	$ 55.93	$ 53.26	$ 48.64	$ 50.97
Total ReturnC,D,E	(6.00)%	3.11%	8.06%	13.39%	(1.41)%	2.43%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.42%	.45%
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.42%	.45%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.42%	.45%
Net investment income (loss)	2.38% H	2.38%	2.88%	3.45%	3.22%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$247,444	$294,461	$206,932	$127,822	$58,362	$63,711
Portfolio turnover rateI	16% J,K	26% K	31% K	40%	81% K	29%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
95	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Investment Grade Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.76	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.362	0.287
Net realized and unrealized gain (loss)	(2.259)	0.790
Total from investment operations	(1.897)	1.077
Distributions from net investment income	(0.363)	(0.317)
Total distributions	(0.363)	(0.317)
Net asset value, end of period	$ 48.50	$ 50.76
Total ReturnD,E,F	(3.74)%	2.16%
Ratios to Average Net AssetsB,G,H,I
Expenses before reductions	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%
Expenses net of all reductions	.36%	.36%
Net investment income (loss)	1.46%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,700	$10,151
Portfolio turnover rateJ,K	16%	19%

A	For the period March 2, 2021 (commencement of operations) to August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	96

Financial Highlights
	Fidelity Investment Grade Securitized ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 49.93	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.331	0.023
Net realized and unrealized gain (loss)	(2.058)	0.160
Total from investment operations	(1.727)	0.183
Distributions from net investment income	(0.353)	(0.078) D
Distributions from net realized gain	—	(0.027) D
Return of capital	—	(0.145)
Total distributions	(0.353)	(0.250)
Net asset value, end of period	$ 47.85	$ 49.93
Total ReturnE,F,G	(3.47)%	0.36%
Ratios to Average Net AssetsB,H,I,J
Expenses before reductions	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%
Expenses net of all reductions	.36%	.36%
Net investment income (loss)	1.35%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,981	$ 9,986
Portfolio turnover rateK,L	85%	65%

A	For the period March 2, 2021 (commencement of operations) to August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Annualized.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
97	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 52.44	$ 52.52	$ 51.07	$ 49.42	$ 50.60	$ 50.85
Income from Investment Operations
Net investment income (loss)A,B	0.223	0.470	1.039	1.344	1.072	0.767
Net realized and unrealized gain (loss)	(1.679)	(0.044)	1.495	1.687	(1.201)	(0.131)
Total from investment operations	(1.456)	0.426	2.534	3.031	(0.129)	0.636
Distributions from net investment income	(0.234)	(0.486) C	(1.084)	(1.381)	(1.051)	(0.836)
Distributions from net realized gain	—	(0.020) C	—	—	—	(0.050)
Total distributions	(0.234)	(0.506)	(1.084)	(1.381)	(1.051)	(0.886)
Net asset value, end of period	$ 50.75	$ 52.44	$ 52.52	$ 51.07	$ 49.42	$ 50.60
Total ReturnD,E,F	(2.78)%	0.83%	5.04%	6.22%	(0.23)%	1.27%
Ratios to Average Net AssetsA,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.41%	.45%
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.41%	.45%
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.41%	.45%
Net investment income (loss)	.87% I	.90%	2.02%	2.69%	2.15%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$281,682	$283,197	$181,184	$127,663	$190,278	$103,725
Portfolio turnover rateJ,K	18% L	75%	102%	32%	113%	206%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	98

Financial Highlights
	Fidelity Low Duration Bond Factor ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 50.99	$ 50.71	$ 50.10	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.125	0.275	0.913	1.479	0.279
Net realized and unrealized gain (loss)	(0.378)	(0.085)	0.325	0.469	0.096
Total from investment operations	(0.253)	0.190	1.238	1.948	0.375
Distributions from net investment income	(0.127)	(0.270)	(0.958)	(1.338)	(0.275)
Total distributions	(0.127)	(0.270)	(0.958)	(1.338)	(0.275)
Net asset value, end of period	$ 50.53	$ 50.91	$ 50.99	$ 50.71	$ 50.10
Total ReturnD,E,F	(0.48)%	0.36%	2.48%	3.95%	0.75%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.15% I	.15%	.15%	.15%	.15% I
Expenses net of fee waivers, if any	.15% I	.15%	.15%	.15%	.15% I
Expenses net of all reductions	.15% I	.15%	.15%	.15%	.15% I
Net investment income (loss)	.50% I	.54%	1.81%	2.90%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$223,613	$235,442	$191,216	$109,024	$10,020
Portfolio turnover rateJ	23% K	40%	43% L	14%	2% K

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
99	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 53.63	$ 54.71	$ 51.95	$ 48.80	$ 50.51	$ 50.82
Income from Investment Operations
Net investment income (loss)A,B	0.452	0.988	1.323	1.502	1.334	1.225
Net realized and unrealized gain (loss)	(2.479)	0.023	2.812	3.147	(1.690)	(0.242)
Total from investment operations	(2.027)	1.011	4.135	4.649	(0.356)	0.983
Distributions from net investment income	(0.463)	(0.951) C	(1.375)	(1.499)	(1.354)	(1.279)
Distributions from net realized gain	—	(1.143) C	—	—	—	—
Return of capital	—	—	—	—	—	(0.014)
Total distributions	(0.463)	(2.094)	(1.375)	(1.499)	(1.354)	(1.293)
Net asset value, end of period	$ 51.14	$ 53.63	$ 54.71	$ 51.95	$ 48.80	$ 50.51
Total ReturnD,E,F	(3.79)%	1.90%	8.10%	9.73%	(0.69)%	1.99%
Ratios to Average Net AssetsA,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.41%	.45%
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.41%	.45%
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.41%	.45%
Net investment income (loss)	1.73% I	1.84%	2.51%	3.01%	2.70%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,401,289	$2,048,646	$1,365,222	$761,195	$427,093	$280,414
Portfolio turnover rateJ	29% K,L	117% L	112% L	150% L	91% L	128%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	100

Notes to Financial Statements
For the period ended February 28, 2022 (Unaudited)
1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
101	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in interest receivable.
Semi-Annual Report	102

3. Significant Accounting Policies – continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$ 257,386,024	$ 1,305,574	$ (11,248,037)	$ (9,942,463)
Fidelity Investment Grade Bond ETF	10,576,375	34,297	(305,412)	(271,115)
Fidelity Investment Grade Securitized ETF	10,134,156	19,579	(102,639)	(83,060)
Fidelity Limited Term Bond ETF	292,906,247	95,818	(7,741,469)	(7,645,651)
Fidelity Low Duration Bond Factor ETF	230,008,954	310,675	(1,262,041)	(951,366)
Fidelity Total Bond ETF	2,588,889,408	16,014,858	(61,623,213)	(45,608,355)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ —	$ —	$ —
Fidelity Investment Grade Bond ETF	(28,834)	—	(28,834)
Fidelity Investment Grade Securitized ETF	—	—	—
Fidelity Limited Term Bond ETF	—	—	—
Fidelity Low Duration Bond Factor ETF	(327,240)	—	(327,240)
Fidelity Total Bond ETF	(5,126,471)	—	(5,126,471)
Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to August 31, 2021. Loss deferrals were as follows:
Capital Losses
Fidelity Corporate Bond ETF	$ (762,325)
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments,
103	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund’s portfolio turnover rate.
Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of each applicable Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the each applicable Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risks:
Credit Risk        Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk        Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Semi-Annual Report	104

4. Derivative Instruments – continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund’s net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds’ custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds’ custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds’ custodian bank. The Funds’ maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	$ 1,041	$ 347
Total Credit Risk	1,041	347
Interest Rate Risk
Futures Contracts	17,217	(3,206)
Purchased Options	(299)	245
Swaps	(24)	(2,670)
Total Interest Rate Risk	16,894	(5,631)
Totals	$ 17,935	$ (5,284)

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	$ (307,219)	$ 38,926
Total Interest Rate Risk	(307,219)	38,926
Totals	$ (307,219)	$ 38,926

105	Semi-Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Bond ETF
Credit Risk
Swaps	$ 0	$ 2,555
Total Credit Risk	0	2,555
Interest Rate Risk
Futures Contracts	(114,788)	(58,468)
Total Interest Rate Risk	(114,788)	(58,468)
Totals	$ (114,788)	$ (55,913)
A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the bond market and fluctuations in interest rates.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities. Securities deposited to meet initial margin requirements are identified in the Schedules of Investments.
Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.
Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.
Any open options at period end are presented in the Schedule of Investments under the captions “Purchased Options,” “Purchased Swaptions,” “Written Options” and “Written Swaptions,” as applicable, and are representative of volume of activity during the period.
Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
Semi-Annual Report	106

4. Derivative Instruments – continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.
Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to varia tion margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.
For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.
Any open swaps at period end are included in the Schedule of Investments under the caption “Swaps” and are representative of volume of activity during the period.
Credit Default Swaps. Credit default swaps enable the Funds to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Funds enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.
For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.
As a seller, if an underlying credit event occurs, the Funds will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.
As a buyer, if an underlying credit event occurs, the Funds will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.
Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Funds are the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Funds entered into interest rate swaps to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
107	Semi-Annual Report

Notes to Financial Statements  – continued
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	27,988,090	26,187,774
Fidelity Investment Grade Bond ETF	562,651	121,820
Fidelity Investment Grade Securitized ETF	468,225	457,594
Fidelity Limited Term Bond ETF	41,943,318	36,238,401
Fidelity Low Duration Bond Factor ETF	46,354,923	51,983,729
Fidelity Total Bond ETF	386,667,868	133,127,895
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Corporate Bond ETF	10,225,003	34,325,750
Fidelity Investment Grade Bond ETF	—	—
Fidelity Investment Grade Securitized ETF	—	—
Fidelity Limited Term Bond ETF	27,555,608	21,071,872
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	290,979,988	—
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of each Fund's average net assets for Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fidelity Low Duration Bond Factor ETF's management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Total Bond ETF	$ 1
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period there were no borrowings on this line of credit.
Semi-Annual Report	108

8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Corporate Bond ETF	$ 24
Fidelity Investment Grade Bond ETF	5
Fidelity Investment Grade Securitized ETF	3
Fidelity Limited Term Bond ETF	20
Fidelity Low Duration Bond Factor ETF	27
Fidelity Total Bond ETF	102
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
109	Semi-Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During PeriodB September 1, 2021 to February 28, 2022
Fidelity Corporate Bond ETF	0.36%
Actual		$ 1,000.00	$ 940.00	$ 1.73
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81
Fidelity Investment Grade Bond ETF	0.36%
Actual		$ 1,000.00	$ 962.60	$ 1.75
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81
Fidelity Investment Grade Securitized ETF	0.36%
Actual		$ 1,000.00	$ 965.30	$ 1.75
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81
Fidelity Limited Term Bond ETF	0.36%
Actual		$ 1,000.00	$ 972.20	$ 1.76
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$ 1,000.00	$ 995.20	$ 0.74
Hypothetical C		$ 1,000.00	$ 1,024.05	$ 0.75
Fidelity Total Bond ETF	0.36%
Actual		$ 1,000.00	$ 962.10	$ 1.75
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Semi-Annual Report	110

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Total Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2021 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization, and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including their retirement income goals.
Investment Performance (all funds except Fidelity Low Duration Bond Factor ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that, for each of Fidelity Corporate Bond ETF and Fidelity Limited Term Bond ETF, there was a portfolio management change for the fund in December 2020.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Investment Performance (for Fidelity Low Duration Bond Factor ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.
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The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund’s tracking error versus its benchmark index.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund’s benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Corporate Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2020.
Fidelity Limited Term Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
Semi-Annual Report	114

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that the fund has an all-inclusive fee that covers expenses beyond portfolio management, whereas the majority of its competitors do not have all-inclusive fees.
Fidelity Low Duration Bond Factor ETF
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.
Fidelity Total Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio.In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.
For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, and Fidelity Total Bond ETF, the Board noted that each fund’s total expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2020. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, each fund ranks below the ASPG competitive median for 2020.
For Fidelity Low Duration Bond Factor ETF, the Board noted that the fund’s total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as
Semi-Annual Report	116

assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the terms of the funds’ various management fee structures, including the basic group fee and the terms of Fidelity’s voluntary expense limitation arrangements; (vi) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity’s efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
117	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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119	Semi-Annual Report

FIXETF-SANN-0422
1.9864853.107

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022